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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08413

Evergreen Equity Trust

_____________________________________________________________
(Exact name of registrant as specified in charter)

200 Berkeley Street Boston, Massachusetts 02116

_____________________________________________________________
(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq. 200 Berkeley Street Boston, Massachusetts 02116

____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making a semiannual filing for 7 of its series, Evergreen Blue Chip Fund, Evergreen Equity Income Fund, Evergreen Growth & Income Fund, Evergreen Large Cap Value Fund, Evergreen Mid Cap Value Fund, Evergreen Small Cap Value Fund, Evergreen Special Values Fund, for the year ended January 31, 2005. These 7 series have a July 31 fiscal year end.

Date of reporting period: January 31, 2005

Item 1 - Reports to Stockholders.

Evergreen Blue Chip Fund

Evergreen

BLUE CHIP FUND

Semiannual Report
as of January 31, 2005

Evergreen Investments
MUTUAL FUNDS

1	L E T T E R T O S H A R E H O L D E R S
4	F U N D AT A G L A N C E
6	A B O U T Y O U R F U N D ’ S E X P E N S E S
7	F I N A N C I A L H I G H L I G H T S
11	S C H E D U L E O F I N V E S T M E N T S
16	S TAT E M E N T O F A S S E T S A N D L I A B I L I T I E S
17	S TAT E M E N T O F O P E R AT I O N S
18	S TAT E M E N T S O F C H A N G E S I N N E T A S S E T S
19	N O T E S T O F I N A N C I A L S TAT E M E N T S
28	T R U S T E E S A N D O F F I C E R S

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2005, Evergreen Investment Management Company, LLC.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

March 2005

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen Blue Chip Fund, which covers the six-month period ended January 31, 2005.

In planning for the investment period, Evergreen’s equity portfolio teams endeavored to prepare for a variety of developments, both geopolitical and fundamental, that could affect market performance. The potential for terrorist activity dominated our geopolitical concerns, while moderating Gross Domestic Product (GDP) growth, higher oil prices, and the Federal Reserve’s intentions for interest rates topped our list of fundamental concerns. Fortunately, the worst of the geopolitical fears failed to materialize as the Olympics and the presidential election passed without incident, yet the fear of such activity likely played a large role regarding market sentiment. Indeed, despite the fundamentals supporting growth in earnings and the economy, light volume and sluggish trading characterized the start of the investment period. Only after oil prices peaked and the presidential election was quickly decided did the equity markets begin to recover.

The fundamentals supporting economic growth, while still solid, had clearly moderated from the beginning of 2004. At times during the investment period, reports on the economy sent mixed signals, a condition we believed was symptomatic of the economy’s transition from recovery to expansion. During recovery, GDP typically surges from the previous recession’s period of weakness. As the recovery matures into expansion, the rates of growth appear less spectacular, and the percentage growth comparisons from prior

1

LETTER TO SHAREHOLDERS continued

periods become more difficult to maintain. As reports on manufacturing, services, consumption and investment continued to indicate more moderate, but still healthy, levels of output, overall economic growth finished the period in the range of 4%.

Higher oil prices also affected market performance as an inverse relationship between stocks and oil became more pronounced during the investment period. Our energy team suggested that supply and demand characteristics pointed to oil being fairly valued in the mid – $30 per barrel range. Yet after allowing for a terror premium of approximately $5 – $10 per barrel, our thinking went, anything above the low $40’s indicated speculative fervor that would likely prove unsustainable over the long-term. The drop in prices from the mid-$50’s to the low $40’s in early November helped confirm our suspicions, yet prices persisted higher in early 2005.

In addition to these challenges, the Federal Reserve maintained their “measured” removal of policy accommodation during the last six months. The central bank gradually raised the federal funds rate by 25 basis points at the conclusion of each Fed meeting, finishing January with its target for the benchmark set at 2.25% . The Fed’s transparency throughout this process, however, limited the potential for major market swings.

While equity market sentiment was challenged and volume was low in the early stages of the period, our portfolio managers remained focused on the positive fundamentals supporting corporate profit growth. All the massive cost cutting and refinancing of debt enabled a majority of companies to significantly strengthen the operating leverage on their income statements. As a result, better than expected sales, with lower costs, resulted in solid margin expansion. Operating earnings for companies in the S&P 500 Index climbed by

2

LETTER TO SHAREHOLDERS continued

approximately 20% during the second half of 2004, once again exceeding consensus forecasts.

In this environment, we continue to recommend a diversified equity strategy, including investment style, market capitalization, and region, in an attempt to participate in market gains while limiting the potential for losses in long-term portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing recent SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of January 31, 2005

M A N A G E M E N T   T E A M

Patricia A. Bannan, CFA

Large Cap Core Growth Team Lead Manager

C U R R E N T   I N V E S T M E N T   S T Y L E

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 12/31/2004.

The domestic equity style box placement is based on 10 growth and valuation measures for each of the fund’s holdings, as well as the size of the companies in which it invests, or median market capitalization.

P E R F O R M A N C E   A N D   R E T U R N S

Portfolio inception date: 9/11/1935

	Class A	Class B	Class C	Class I
Class inception date	1/20/1998	9/11/1935	1/22/1998	4/30/1999

Nasdaq symbol	EKNAX	EKNBX	EKNCX	EKNYX

6-month return with sales charge	1.73%	2.57%	6.54%	N/A

6-month return w/o sales charge	7.94%	7.57%	7.54%	8.08%

Average annual return*

1-year with sales charge	-3.40%	-3.22%	0.77%	N/A

1-year w/o sales charge	2.49%	1.78%	1.77%	2.81%

5-year	-6.18%	-6.10%	-5.76%	-4.80%

10-year	8.09%	8.17%	8.19%	8.79%

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. The maximum applicable sales charge is 5.75% for Class A, 5.00% for Class B and 1.00% for Class C. Class I is not subject to a sales charge. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, C and I prior to their inception is based on the performance of Class B, the original class offered. The historical returns for Classes A and I have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A and I would have been higher.

The advisor is waiving a portion of its advisory fee. Had the fee not been waived, returns would have been lower.

4

FUND AT A GLANCE continued

L O N G - T E R M   G R O W T H

Comparison of a $10,000 investment in the Evergreen Blue Chip Fund Class A shares, versus a similar investment in the Standard & Poor’s 500 Index (S&P 500) and the Consumer Price Index (CPI).

The S&P 500 is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

The fund’s investment objective is nonfundamental and may be changed without the vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

All data is as of January 31, 2005, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2004 to January 31, 2005.

The example illustrates your fund’s costs in two ways:

  Actual expenses
  The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
  Hypothetical example for comparison purposes
  The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	8/1/2004	1/31/2005	Period*

Actual
Class A	$ 1,000.00	$ 1,079.41	$ 7.39
Class B	$ 1,000.00	$ 1,075.65	$11.04
Class C	$ 1,000.00	$ 1,075.45	$11.04
Class I	$ 1,000.00	$ 1,080.76	$ 5.82
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,018.10	$ 7.17
Class B	$ 1,000.00	$ 1,014.57	$10.71
Class C	$ 1,000.00	$ 1,014.57	$10.71
Class I	$ 1,000.00	$ 1,019.61	$ 5.65

*	For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.41% for Class A, 2.11% for Class B, 2.11% for Class C and 1.11% for Class I), multiplied by the average account value over the period, multiplied by 184 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended July 31,
	January 31, 2005
CLASS A	(unaudited)	2004	2003	2002	2001	2000

Net asset value, beginning of period	$22.92	$21.11	$19.91	$25.69	$34.79	$32.88

Income from investment operations
Net investment income (loss)	0.09[1]	(0.04)[1]	(0.03)[1]	(0.03)[1]	0.01	(0.03)
Net realized and unrealized gains or losses on securities and foreign currency related transactions	1.73	1.85	1.23	(5.75)	(6.81)	4.34

Total from investment operations	1.82	1.81	1.20	(5.78)	(6.80)	4.31

Distributions to shareholders from
Net realized gains	0	0	0	0	(2.30)	(2.40)

Net asset value, end of period	$24.74	$22.92	$21.11	$19.91	$25.69	$34.79

Total return[2]	7.94%	8.57%	6.03%	(22.50%)	(20.47%)	13.22%

Ratios and supplemental data
Net assets, end of period (millions)	$ 182	$ 185	$ 215	$ 220	$ 329	$ 467
Ratios to average net assets
Expenses[3]	1.41%[4]	1.48%	1.57%	1.37%	1.22%	1.15%
Net investment income (loss)	0.78%[4]	(0.19%)	(0.15%)	(0.15%)	0.02%	(0.04%)
Portfolio turnover rate	22%	82%	105%	179%	223%	153%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

3 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

4 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended July 31,
	January 31, 2005
CLASS B	(unaudited)	2004	2003	2002	2001	2000

Net asset value, beginning of period	$21.81	$20.23	$19.22	$24.99	$34.15	$32.54

Income from investment operations
Net investment income (loss)	0.01[1]	(0.20)[1]	(0.16)[1]	(0.20)[1]	(0.21)	(0.14)
Net realized and unrealized gains or losses on securities and foreign currency related transactions	1.64	1.78	1.17	(5.57)	(6.65)	4.15

Total from investment operations	1.65	1.58	1.01	(5.77)	(6.86)	4.01

Distributions to shareholders from
Net realized gains	0	0	0	0	(2.30)	(2.40)

Net asset value, end of period	$23.46	$21.81	$20.23	$19.22	$24.99	$34.15

Total return[2]	7.57%	7.81%	5.25%	(23.09%)	(21.06%)	12.40%

Ratios and supplemental data
Net assets, end of period (millions)	$ 159	$ 173	$ 190	$ 220	$ 364	$ 477
Ratios to average net assets
Expenses[3]	2.11%[4]	2.18%	2.30%	2.12%	1.98%	1.90%
Net investment income (loss)	0.07%[4]	(0.89%)	(0.88%)	(0.89%)	(0.73%)	(0.79%)
Portfolio turnover rate	22%	82%	105%	179%	223%	153%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

3 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

4 Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended July 31,
	January 31, 2005
CLASS C	(unaudited)	2004	2003	2002	2001	2000

Net asset value, beginning of period	$21.87	$20.28	$19.28	$25.06	$34.24	$32.63

Income from investment operations
Net investment income (loss)	0.01[1]	(0.20)[1]	(0.16)[1]	(0.20)[1]	(0.21)	(0.04)
Net realized and unrealized gains or losses on securities and foreign currency related transactions	1.64	1.79	1.16	(5.58)	(6.67)	4.05

Total from investment operations	1.65	1.59	1.00	(5.78)	(6.88)	4.01

Distributions to shareholders from
Net realized gains	0	0	0	0	(2.30)	(2.40)

Net asset value, end of period	$23.52	$21.87	$20.28	$19.28	$25.06	$34.24

Total return[2]	7.54%	7.84%	5.19%	(23.06%)	(21.06%)	12.37%

Ratios and supplemental data
Net assets, end of period (millions)	$ 8	$ 9	$ 10	$ 11	$ 19	$ 22
Ratios to average net assets
Expenses[3]	2.11%[4]	2.18%	2.30%	2.12%	1.98%	1.90%
Net investment income (loss)	0.07%[4]	(0.89%)	(0.88%)	(0.89%)	(0.73%)	(0.78%)
Portfolio turnover rate	22%	82%	105%	179%	223%	153%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

3 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

4 Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended July 31,
	January 31, 2005
CLASS I1	(unaudited)	2004	2003	2002	2001	2000

Net asset value, beginning of period	$23.03	$21.14	$19.89	$25.60	$34.59	$32.62

Income from investment operations
Net investment income	0.13[2]	0.02[2]	0.03[2]	0.02[2]	0.06	0.04
Net realized and unrealized gains or losses on securities and foreign currency related transactions	1.73	1.87	1.22	(5.73)	(6.75)	4.33

Total from investment operations	1.86	1.89	1.25	(5.71)	(6.69)	4.37

Distributions to shareholders from
Net realized gains	0	0	0	0	(2.30)	(2.40)

Net asset value, end of period	$24.89	$23.03	$21.14	$19.89	$25.60	$34.59

Total return	8.08%	8.94%	6.28%	(22.30%)	(20.26%)	13.53%

Ratios and supplemental data
Net assets, end of period (millions)	$ 3	$ 4	$ 7	$ 9	$ 14	$ 16
Ratios to average net assets
Expenses[3]	1.11%[4]	1.18%	1.30%	1.12%	0.98%	0.90%
Net investment income	1.09%[4]	0.10%	0.13%	0.10%	0.26%	0.22%
Portfolio turnover rate	22%	82%	105%	179%	223%	153%

1 Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

4 Annualized

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

January 31, 2005 (unaudited)

	Shares	Value

COMMON STOCKS 99.5%
CONSUMER DISCRETIONARY 12.0%
Household Durables 0.9%
D.R. Horton, Inc.	77,319	$3,075,750

Internet & Catalog Retail 0.6%
eBay, Inc.	24,119	1,965,698

Media 3.0%
Comcast Corp., Class A *	92,288	2,970,751
Omnicom Group, Inc.	33,541	2,847,295
Viacom, Inc., Class B	132,008	4,929,179

		10,747,225

Multi-line Retail 1.3%
Nordstrom, Inc.	93,398	4,506,454

Specialty Retail 4.1%
Best Buy Co., Inc.	69,478	3,737,222
Chico’s FAS, Inc. *	36,625	1,929,405
Lowe’s Companies, Inc.	99,353	5,662,127
Staples, Inc.	95,551	3,128,340

		14,457,094

Textiles, Apparel & Luxury Goods 2.1%
Nike, Inc., Class B	46,153	3,998,234
Polo Ralph Lauren Corp., Class A	89,127	3,471,497

		7,469,731

CONSUMER STAPLES 9.3%
Beverages 2.2%
Diageo plc	223,520	3,044,641
PepsiCo, Inc.	89,726	4,818,286

		7,862,927

Food & Staples Retailing 4.1%
BJ’s Wholesale Club, Inc. * (p)	132,008	3,776,749
CVS Corp.	121,686	5,640,146
Wal-Mart Stores, Inc.	97,071	5,086,520

		14,503,415

Food Products 0.9%
General Mills, Inc.	57,311	3,036,910

Household Products 2.1%
Colgate-Palmolive Co.	72,328	3,800,113
Procter & Gamble Co.	65,871	3,506,314

		7,306,427

ENERGY 7.3%
Energy Equipment & Services 0.6%
Schlumberger, Ltd.	29,181	1,985,475

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

January 31, 2005 (unaudited)

	Shares	Value

COMMON STOCKS continued
ENERGY continued
Oil & Gas 6.7%
Apache Corp.	82,282	$4,477,786
BP plc, ADR	120,395	7,177,950
Exxon Mobil Corp.	192,075	9,911,070
Occidental Petroleum Corp.	37,518	2,190,301

		23,757,107

FINANCIALS 19.4%
Capital Markets 3.5%
Bank of New York Co.	81,000	2,406,510
Goldman Sachs Group, Inc.	42,779	4,613,715
Morgan Stanley	93,975	5,258,841

		12,279,066

Commercial Banks 5.4%
Bank of America Corp.	159,168	7,380,620
North Fork Bancorp, Inc.	73,845	2,119,352
U.S. Bancorp	63,205	1,899,310
Wells Fargo & Co.	59,801	3,665,802
Zions Bancorp	59,155	4,011,892

		19,076,976

Consumer Finance 2.3%
American Express Co.	89,726	4,786,882
Capital One Financial Corp.	42,679	3,340,912

		8,127,794

Diversified Financial Services 5.1%
Citigroup, Inc.	256,538	12,583,189
JPMorgan Chase & Co.	142,604	5,323,407

		17,906,596

Insurance 2.2%
American International Group, Inc.	77,434	5,133,100
MetLife, Inc.	63,423	2,521,064

		7,654,164

Thrifts & Mortgage Finance 0.9%
Fannie Mae	26,215	1,692,965
Freddie Mac	25,382	1,657,191

		3,350,156

HEALTH CARE 12.7%
Biotechnology 1.1%
Amgen, Inc. *	65,508	4,077,218

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

January 31, 2005 (unaudited)

	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Equipment & Supplies 2.9%
Medtronic, Inc.	44,069	$2,313,182
Millipore Corp. *	30,256	1,317,044
St. Jude Medical, Inc. *	95,880	3,766,166
Zimmer Holdings, Inc. *	34,280	2,702,978

		10,099,370

Health Care Providers & Services 4.0%
Aetna, Inc.	42,580	5,409,789
Caremark Rx, Inc. *	125,854	4,920,891
WellPoint, Inc. *	30,611	3,719,237

		14,049,917

Pharmaceuticals 4.7%
Abbott Laboratories	55,880	2,515,718
Johnson & Johnson	126,936	8,212,759
Pfizer, Inc.	160,665	3,881,666
Wyeth	47,741	1,891,976

		16,502,119

INDUSTRIALS 14.8%
Aerospace & Defense 3.0%
Lockheed Martin Corp.	98,956	5,720,647
United Technologies Corp.	46,252	4,656,651

		10,377,298

Air Freight & Logistics 0.5%
United Parcel Service, Inc., Class B	23,722	1,771,559

Airlines 0.4%
Southwest Airlines Co.	93,100	1,348,088

Building Products 2.2%
American Standard Companies, Inc. *	83,076	3,326,363
Masco Corp.	120,792	4,445,145

		7,771,508

Commercial Services & Supplies 0.9%
Cendant Corp.	137,666	3,242,034

Electrical Equipment 0.7%
Rockwell Automation, Inc.	42,878	2,429,039

Industrial Conglomerates 6.3%
General Electric Co.	446,991	16,149,785
Tyco International, Ltd.	163,968	5,925,803

		22,075,588

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

January 31, 2005 (unaudited)

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Machinery 0.8%
Deere & Co.	29,876	$2,074,291
Dover Corp.	22,567	864,316

		2,938,607

INFORMATION TECHNOLOGY 18.2%
Communications Equipment 3.4%
Cisco Systems, Inc. *	162,777	2,936,497
Corning, Inc. *	139,797	1,529,379
Motorola, Inc.	185,506	2,919,864
QUALCOMM, Inc.	125,399	4,669,859

		12,055,599

Computers & Peripherals 4.0%
Dell, Inc. *	128,336	5,359,311
Hewlett-Packard Co.	109,997	2,154,841
International Business Machines Corp.	42,382	3,959,327
Lexmark International, Inc., Class A *	32,045	2,670,951

		14,144,430

IT Services 1.5%
Accenture, Ltd., Class A *	145,407	3,787,852
Cognizant Technology Solutions Corp., Class A *	38,374	1,454,375

		5,242,227

Semiconductors & Semiconductor Equipment 3.2%
Altera Corp. *	271,034	5,203,853
Intel Corp.	129,470	2,906,601
Texas Instruments, Inc.	137,517	3,191,770

		11,302,224

Software 6.1%
Cadence Design Systems, Inc. *	94,688	1,262,191
Microsoft Corp.	443,865	11,664,772
Oracle Corp. *	610,661	8,408,802

		21,335,765

MATERIALS 3.7%
Chemicals 2.2%
Air Products & Chemicals, Inc.	62,915	3,706,322
PPG Industries, Inc.	62,237	4,280,661

		7,986,983

Metals & Mining 0.9%
Alcoa, Inc.	104,415	3,081,287

Paper & Forest Products 0.6%
Weyerhaeuser Co.	32,655	2,037,672

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

January 31, 2005 (unaudited)

		Shares	Value

COMMON STOCKS continued
TELECOMMUNICATION SERVICES 1.7%
Diversified Telecommunication Services 1.7%
Verizon Communications, Inc.		172,851	$6,151,767

UTILITIES 0.4%
Multi-Utilities & Unregulated Power 0.4%
ONEOK, Inc.		49,617	1,374,391

Total Common Stocks (cost $297,540,413)			350,463,655

SHORT-TERM INVESTMENTS	0.7%
MUTUAL FUND SHARES 0.7%
Evergreen Institutional U.S. Government Money Market Fund ø		1,076,135	1,076,135
Navigator Prime Portfolio (pp)		1,507,650	1,507,650

Total Short-Term Investments (cost $2,583,785)			2,583,785

Total Investments (cost $300,124,198) 100.2%			353,047,440
Other Assets and Liabilities (0.2%)			(754,065)

Net Assets 100.0%			$352,293,375

*	Non-income producing security
(p)	All or a portion of these securities are on loan.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
(pp)	Represents investment of cash collateral received from securities on loan.

Summary of Abbreviations
ADR   American Depository Receipt

The following table shows the percent of total long-term investments by sector as of January 31, 2005:

Financials	19.6%
Information Technology	18.3%
Industrials	14.8%
Health Care	12.8%
Consumer Discretionary	12.0%
Consumer Staples	9.3%
Energy	7.3%
Materials	3.7%
Telecommunication Services	1.8%
Utilities	0.4%

100.0%

See Notes to Financial Statements

15

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2005 (unaudited)

Assets
Investments in securities, at value (cost $300,124,198) including $1,513,469 of
securities loaned	$353,047,440
Receivable for securities sold	1,324,958
Receivable for Fund shares sold	21,169
Dividends receivable	302,361
Receivable for securities lending income	139
Prepaid expenses and other assets	24,729

Total assets	354,720,796

Liabilities
Payable for Fund shares redeemed	762,426
Payable for securities on loan	1,507,650
Advisory fee payable	3,931
Distribution Plan expenses payable	6,036
Due to other related parties	71,642
Accrued expenses and other liabilities	75,736

Total liabilities	2,427,421

Net assets	$352,293,375

Net assets represented by
Paid-in capital	$494,317,650
Undistributed net investment income	776,220
Accumulated net realized losses on securities and foreign currency related transactions	(195,723,737)
Net unrealized gains on securities	52,923,242

Total net assets	$352,293,375

Net assets consists of
Class A	$182,363,975
Class B	158,905,637
Class C	8,194,263
Class I	2,829,500

Total net assets	$352,293,375

Shares outstanding
Class A	7,371,362
Class B	6,774,186
Class C	348,401
Class I	113,680

Net asset value per share
Class A	$24.74
Class A — Offering price (based on sales charge of 5.75%)	$26.25
Class B	$23.46
Class C	$23.52
Class I	$24.89

See Notes to Financial Statements

16

STATEMENT OF OPERATIONS

Six Months Ended January 31, 2005 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $11,483)	$3,985,867

Expenses
Advisory fee	930,103
Distribution Plan expenses
Class A	278,228
Class B	834,565
Class C	44,501
Administrative services fee	182,099
Transfer agent fees	976,508
Trustees’ fees and expenses	2,745
Printing and postage expenses	35,054
Custodian and accounting fees	46,662
Registration and filing fees	32,361
Professional fees	1,827
Other	5,241

Total expenses	3,369,894
Less: Expense reductions	(1,034)
Fee waivers	(182,373)

Net expenses	3,186,487

Net investment income	799,380

Net realized and unrealized gains or losses on securities and foreign currency related transactions
Net realized gains on:
Securities	4,499,561
Foreign currency related transactions	1,882

Net realized gains on securities and foreign currency related transactions	4,501,443
Net change in unrealized gains or losses on securities	21,899,106

Net realized and unrealized gains or losses on securities and foreign currency
related transactions	26,400,549

Net increase in net assets resulting from operations	$27,199,929

See Notes to Financial Statements

17

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	January 31, 2005		Year Ended
	(unaudited)		July 31, 2004

Operations
Net investment income (loss)		$799,380		$(2,189,040)
Net realized gains on securities and
foreign currency related transactions		4,501,443		31,648,451
Net change in unrealized gains or
losses on securities		21,899,106		5,267,399

Net increase in net assets resulting
from operations		27,199,929		34,726,810

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	87,772	2,096,633	288,760	6,593,170
Class B	77,503	1,766,819	354,991	7,751,312
Class C	16,537	375,826	160,821	3,563,627
Class I	1,638	39,286	25,558	593,903

		4,278,564		18,502,012

Automatic conversion of Class B
shares to Class A shares
Class A	170,532	4,088,389	231,783	5,371,965
Class B	(179,552)	(4,088,389)	(242,771)	(5,371,965)

		0		0

Payment for shares redeemed
Class A	(969,349)	(23,222,772)	(2,625,799)	(59,782,142)
Class B	(1,064,928)	(24,103,901)	(1,572,955)	(34,581,555)
Class C	(94,410)	(2,157,335)	(226,630)	(5,028,839)
Class I	(42,976)	(1,044,091)	(187,841)	(4,380,188)

		(50,528,099)		(103,772,724)

Net decrease in net assets resulting
from capital share transactions		(46,249,535)		(85,270,712)

Total decrease in net assets		(19,049,606)		(50,543,902)
Net assets
Beginning of period		371,342,981		421,886,883

End of period		$352,293,375		$371,342,981

Undistributed net investment
income (loss)		$776,220		$(23,160)

See Notes to Financial Statements

18

NOTES TO FINANCIAL STATEMENTS (unaudited)

1 .   O R G A N I Z AT I O N

Evergreen Blue Chip Fund (the “Fund”) is a diversified series of Evergreen Equity Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Institutional (“Class I”) shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are no longer sold with a front-end sales charge but are still subject to a contingent deferred sales charge that is payable upon redemption within one year after the month of purchase. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2 .   S I G N I F I C A N T   A C C O U N T I N G   P O L I C I E S

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market prices due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

19

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

b. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3 .   A D V I S O RY   F E E   A N D   O T H E R   T R A N S A C T I O N S   W I T H   A F F I L I AT E S

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.51% and declining to 0.26% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended January 31, 2005, EIMC waived its fee in the amount of $182,373 which represents 0.10% of the Fund’s average daily net assets (on an annualized basis).

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended January 31, 2005, the transfer agent fees were equivalent to an annual rate of 0.54% of the Fund’s average daily net assets.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the six months ended January 31, 2005, the Fund paid brokerage commissions of $22,398 to Wachovia Securities, LLC.

4 .   D I S T R I B U T I O N   P L A N S

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended January 31, 2005, EIS received $2,958 from the sale of Class A shares and $214,762 and $176 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5 .   S E C U R I T I E S   T R A N S A C T I O N S

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $78,643,851 and $110,500,178, respectively, for the six months ended January 31, 2005.

During the six months ended January 31, 2005, the Fund loaned securities to certain brokers. At January 31, 2005, the value of securities on loan and the value of collateral amounted to $1,513,469 and $1,507,650, respectively. During the six months ended January 31, 2005, the Fund earned $628 in income from securities lending which is included in dividend income on the Statement of Operations.

On January 31, 2005, the aggregate cost of securities for federal income tax purposes was $306,261,426. The gross unrealized appreciation and depreciation on securities based on tax cost was $51,333,273 and $4,547,259, respectively, with a net unrealized appreciation of $46,786,014.

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

As of July 31, 2004, the Fund had $193,816,872 in capital loss carryovers for federal income tax purposes with $136,467,144 expiring in 2010 and $57,349,728 expiring in 2011.

6 .   I N T E R F U N D   L E N D I N G

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended January 31, 2005, the Fund did not participate in the interfund lending program.

7 .   E X P E N S E   R E D U C T I O N S

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8 .   D E F E R R E D   T R U S T E E S ’   F E E S

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9 .   F I N A N C I N G   A G R E E M E N T

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended January 31, 2005, the Fund had no borrowings under this agreement.

1 0 .   R E G U L AT O RY   M AT T E R S   A N D   L E G A L   P R O C E E D I N G S

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff ’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund’s prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

23

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

1 1 .   R E O R G A N I Z AT I O N

At a regular meeting of the Board of Trustees held on December 8 and 9, 2004, the Trustees of the Fund approved a Plan of Reorganization (the “Plan”). Under the Plan, Evergreen Growth and Income Fund, a series of Evergreen Equity Trust, will acquire the assets and assume the liabilities of the Fund in exchange for shares of Evergreen Growth and Income Fund.

A special meeting of shareholders of the Fund will be held on April 1, 2005 to consider and vote on the Plan. On or about February 18, 2005, materials for this meeting were mailed to shareholders of record as of January 14, 2005.

24

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25

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27

TRUSTEES AND OFFICERS
TRUSTEES[1]
Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp.
Term of office since: 1991	(fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc.
(investment advice); Former Director, Executive Vice President and Treasurer, State Street
Research & Management Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner,
Trustee	Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge,
DOB: 1/10/1952	26th Judicial District, Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private equity firm); Trustee,
Trustee	The Phoenix Group of Mutual Funds; Director, Obagi Medical Products Co.; Director,
DOB: 2/14/1939	Diversapack Co.; Former Director, Lincoln Educational Services; Former Chairman of the Board
Term of office since: 1983	and Chief Executive Officer, Carson Products Company (manufacturing); Former Director,
Other directorships: Trustee, The	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI Steel Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Manager, Nucor Steel Company; Former Director,
DOB: 7/14/1939	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior
Trustee	Packaging Corp.; Director, National Kidney Foundation of North Carolina, Inc.; Former Director,
DOB: 8/26/1955	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of
Term of office since: 1982	Executive Search Consultants); Director, J&M Cumming Paper Co. (paper merchandising);
Other directorships: None	Former Trustee, NDI Technologies, LLP (communications); Former Vice Chairman, DHR
International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director,
Trustee	Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health
DOB: 6/2/1947	Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Term of office since: 1984	Cash Resource Trust
Other directorships: None

28

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director,
Trustee	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee,
Trustee	Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA;
DOB: 8/11/1939	Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association;
Term of office since: 1993	Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.;
Other directorships: None	Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees
DOB: 12/12/1937	of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Carol Kosel[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.
Treasurer
DOB: 12/25/1963
Term of office since: 1999

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

1	Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each Trustee oversees 93 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, North Carolina 28202.

2	Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3	The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

565218 rv2 3/2005

Evergreen Equity Income Fund

Evergreen

EQUITY INCOME FUND

Semiannual Report
as of January 31, 2005

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
12	SCHEDULE OF INVESTMENTS
18	STATEMENT OF ASSETS AND LIABILITIES
19	STATEMENT OF OPERATIONS
20	STATEMENTS OF CHANGES IN NET ASSETS
22	NOTES TO FINANCIAL STATEMENTS
28	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2005, Evergreen Investment Management Company, LLC.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

March 2005

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen Equity Income Fund, which covers the six-month period ended January 31, 2005.

In planning for the investment period, Evergreen’s equity portfolio teams endeavored to prepare for a variety of developments, both geopolitical and fundamental, that could affect market performance. The potential for terrorist activity dominated our geopolitical concerns, while moderating Gross Domestic Product (GDP) growth, higher oil prices, and the Federal Reserve’s intentions for interest rates topped our list of fundamental concerns. Fortunately, the worst of the geopolitical fears failed to materialize as the Olympics and the presidential election passed without incident, yet the fear of such activity likely played a large role regarding market sentiment. Indeed, despite the fundamentals supporting growth in earnings and the economy, light volume and sluggish trading characterized the start of the investment period. Only after oil prices peaked and the presidential election was quickly decided did the equity markets begin to recover.

The fundamentals supporting economic growth, while still solid, had clearly moderated from the beginning of 2004. At times during the investment period, reports on the economy sent mixed signals, a condition we believed was symptomatic of the economy’s transition from recovery to expansion. During recovery, GDP typically surges from the previous recession’s period of weakness. As the recovery matures into expansion, the rates of growth appear less spectacular, and the percentage growth comparisons from prior

1

LETTER TO SHAREHOLDERS continued

periods become more difficult to maintain. As reports on manufacturing, services, consumption and investment continued to indicate more moderate, but still healthy, levels of output, overall economic growth finished the period in the range of 4%.

Higher oil prices also affected market performance as an inverse relationship between stocks and oil became more pronounced during the investment period. Our energy team suggested that supply and demand characteristics pointed to oil being fairly valued in the mid – $30 per barrel range. Yet after allowing for a terror premium of approximately $5 – $10 per barrel, our thinking went, anything above the low $40’s indicated speculative fervor that would likely prove unsustainable over the long-term. The drop in prices from the mid-$50’s to the low $40’s in early November helped confirm our suspicions, yet prices persisted higher in early 2005.

In addition to these challenges, the Federal Reserve maintained their “measured” removal of policy accommodation during the last six months. The central bank gradually raised the federal funds rate by 25 basis points at the conclusion of each Fed meeting, finishing January with its target for the benchmark set at 2.25% . The Fed’s transparency throughout this process, however, limited the potential for major market swings.

While equity market sentiment was challenged and volume was low in the early stages of the period, our portfolio managers remained focused on the positive fundamentals supporting corporate profit growth. All the massive cost cutting and refinancing of debt enabled a majority of companies to significantly strengthen the operating leverage on their income statements. As a result, better than expected sales, with lower costs, resulted in solid margin expansion. Operating earnings for companies in the S&P 500 Index climbed by

2

LETTER TO SHAREHOLDERS continued

approximately 20% during the second half of 2004, once again exceeding consensus forecasts.

In this environment, we continue to recommend a diversified equity strategy, including investment style, market capitalization, and region, in an attempt to participate in market gains while limiting the potential for losses in long-term portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing recent SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of January 31, 2005

MANAGEMENT TEAM

Sujatha R. Avutu, CFA

Value Equity Team Lead Manager

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 12/31/2004.

The domestic equity style box placement is based on 10 growth and valuation measures for each of the fund’s holdings, as well as the size of the companies in which it invests, or median market capitalization.

PERFORMANCE AND RETURNS

Portfolio inception date: 8/31/1978

	Class A	Class B	Class C	Class I	Class R
Class inception date	1/3/1995	1/3/1995	1/3/1995	8/31/1978	10/10/2003

Nasdaq symbol	ETRAX	ETRBX	ETRCX	EVTRX	ETRRX

6-month return with sales
charge	5.22%	6.24%	10.26%	N/A	N/A

6-month return w/o sales
charge	11.65%	11.24%	11.26%	11.82%	11.48%

Average annual return*

1-year with sales charge	-0.20%	0.14%	4.14%	N/A	N/A

1-year w/o sales charge	5.89%	5.14%	5.14%	6.20%	5.57%

5-year	3.76%	3.88%	4.21%	5.26%	5.11%

10-year	8.79%	8.62%	8.62%	9.70%	9.62%

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.847.5397 for the most recent month-end performance information for Class R. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. The maximum applicable sales charge is 5.75% for Class A, 5.00% for Class B and 1.00% for Class C. Classes I and R are not subject to sales charges. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B, C and R prior to their inception is based on the performance of Class I, the original class offered. The historical returns for Classes A, B, C and R have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.30% for Class A, 0.50% for Class R and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B, C and R would have been lower.

The advisor is waiving a portion of its advisory fee. Had the fee not been waived, returns would have been lower.

4

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Equity Income Fund Class A shares, versus a similar investment in the Russell 1000 Value Index (Russell 1000 Value), the Russell Midcap Value Index (Russell Midcap Value) and the Consumer Price Index (CPI).

The Russell 1000 Value and the Russell Midcap Value are unmanaged market indexes and do not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans.

The fund’s investment objective is nonfundamental and may be changed without the vote of the fund’s shareholders.

Funds that invest in high yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Smaller capitalization stock investing may offer the potential for greater long-term results; however, it is also generally associated with greater price volatility due to the higher risk of failure.

Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value.

All data is as of January 31, 2005, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2004 to January 31, 2005.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	8/1/2004	1/31/2005	Period*

Actual
Class A	$ 1,000.00	$ 1,116.51	$6.35
Class B	$ 1,000.00	$ 1,112.38	$ 10.06
Class C	$ 1,000.00	$ 1,112.60	$ 10.06
Class I	$ 1,000.00	$ 1,118.15	$4.75
Class R	$ 1,000.00	$ 1,114.84	$7.52
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,019.21	$6.06
Class B	$ 1,000.00	$ 1,015.68	$9.60
Class C	$ 1,000.00	$ 1,015.68	$9.60
Class I	$ 1,000.00	$ 1,020.72	$4.53
Class R	$ 1,000.00	$ 1,018.10	$7.17

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.19% for Class A, 1.89% for Class B, 1.89% for Class C, 0.89% for Class I and 1.41% for Class R), multiplied by the average account value over the period, multiplied by 184 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months
	Ended	Year Ended July 31,
	January 31, 2005
CLASS A	(unaudited)	2004	2003	2002	2001	2000

Net asset value, beginning of period	$21.43	$ 19.57	$ 17.81	$22.14	$ 20.86	$ 22.57

Income from investment operations
Net investment income	0.20	0.36	0.46	0.51	0.81[1]	0.98
Net realized and unrealized gains or losses on securities and foreign
currency related transactions	2.28	1.89	1.70	(4.22)	1.26	(0.82)

Total from investment operations	2.48	2.25	2.16	(3.71)	2.07	0.16

Distributions to shareholders from
Net investment income	(0.17)	(0.39)	(0.40)	(0.56)	(0.78)	(1.01)
Net realized gains	(0.77)	0	0	(0.06)	(0.01)	(0.86)

Total distributions to shareholders	(0.94)	(0.39)	(0.40)	(0.62)	(0.79)	(1.87)

Net asset value, end of period	$22.97	$ 21.43	$ 19.57	$17.81	$ 22.14	$ 20.86

Total return[2]	11.65%	11.48%	12.39%	(16.97%)	10.14%	0.74%

Ratios and supplemental data
Net assets, end of period (thousands)	$531,799	$485,701	$378,882	$62,543	$76,780	$62,692
Ratios to average net assets
Expenses[3]	1.19%[4]	1.34%	1.40%	1.33%	1.34%	1.49%
Net investment income	1.75%[4]	1.62%	2.03%	2.55%	3.66%	4.13%
Portfolio turnover rate	69%	137%	112%	106%	60%	115%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

3 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements .

4 Annualized .

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months
	Ended	Year Ended July 31,
	January 31, 2005
CLASS B	(unaudited)	2004	2003	2002	2001	2000

Net asset value, beginning of period	$21.26	$ 19.40	$ 17.66	$21.95	$ 20.68	$ 22.38

Income from investment operations
Net investment income	0.10	0.20[1]	0.31	0.36	0.64[1]	0.73
Net realized and unrealized gains or losses on securities and foreign
currency related transactions	2.28	1.88	1.70	(4.18)	1.25	(0.73)

Total from investment operations	2.38	2.08	2.01	(3.82)	1.89	0

Distributions to shareholders from
Net investment income	(0.09)	(0.22)	(0.27)	(0.41)	(0.61)	(0.84)
Net realized gains	(0.77)	0	0	(0.06)	(0.01)	(0.86)

Total distributions to shareholders	(0.86)	(0.22)	(0.27)	(0.47)	(0.62)	(1.70)

Net asset value, end of period	$22.78	$ 21.26	$ 19.40	$17.66	$ 21.95	$ 20.68

Total return[2]	11.24%	10.71%	11.57%	(17.60%)	9.31%	0.00%

Ratios and supplemental data
Net assets, end of period (thousands)	$107,242	$121,797	$158,010	$114,726	$161,726	$177,968
Ratios to average net assets
Expenses[3]	1.89%[4]	2.05%	2.11%	2.08%	2.10%	2.24%
Net investment income	1.05%[4]	0.92%	1.60%	1.84%	2.93%	3.28%
Portfolio turnover rate	69%	137%	112%	106%	60%	115%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

3 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements .

4 Annualized .

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months
	Ended	Year Ended July 31,
	January 31, 2005
CLASS C	(unaudited)	2004	2003	2002	2001	2000

Net asset value, beginning of period	$21.23	$ 19.39	$ 17.65	$21.95	$ 20.68	$22.38

Income from investment operations
Net investment income	0.11	0.20[1]	0.30	0.37	0.62[1]	0.88
Net realized and unrealized gains or losses on securities and foreign
currency related transactions	2.27	1.87	1.71	(4.20)	1.27	(0.88)

Total from investment operations	2.38	2.07	2.01	(3.83)	1.89	0

Distributions to shareholders from
Net investment income	(0.09)	(0.23)	(0.27)	(0.41)	(0.61)	(0.84)
Net realized gains	(0.77)	0	0	(0.06)	(0.01)	(0.86)

Total distributions to shareholders	(0.86)	(0.23)	(0.27)	(0.47)	(0.62)	(1.70)

Net asset value, end of period	$22.75	$ 21.23	$ 19.39	$17.65	$ 21.95	$20.68

Total return[2]	11.26%	10.70%	11.58%	(17.65%)	9.31%	0.00%

Ratios and supplemental data
Net assets, end of period (thousands)	$40,051	$42,447	$25,780	$17,681	$16,871	$9,112
Ratios to average net assets
Expenses[3]	1.89%[4]	2.04%	2.11%	2.08%	2.09%	2.25%
Net investment income	1.05%[4]	0.92%	1.62%	1.75%	2.87%	3.43%
Portfolio turnover rate	69%	137%	112%	106%	60%	115%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

3 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements .

4 Annualized .

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months
	Ended	Year Ended July 31,
	January 31, 2005
CLASS I1	(unaudited)	2004	2003	2002	2001	2000

Net asset value, beginning of period	$21.43	$19.57	$17.81	$22.15	$20.87	$22.58

Income from investment operations
Net investment income	0.23	0.42	0.47	0.58	0.87[2]	0.94
Net realized and unrealized gains or losses on securities and foreign
currency related transactions	2.28	1.89	1.73	(4.24)	1.26	(0.72)

Total from investment operations	2.51	2.31	2.20	(3.66)	2.13	0.22

Distributions to shareholders from
Net investment income	(0.20)	(0.45)	(0.44)	(0.62)	(0.84)	(1.07)
Net realized gains	(0.77)	0	0	(0.06)	(0.01)	(0.86)

Total distributions to shareholders	(0.97)	(0.45)	(0.44)	(0.68)	(0.85)	(1.93)

Net asset value, end of period	$22.97	$21.43	$19.57	$17.81	$22.15	$20.87

Total return	11.82%	11.81%	12.69%	(16.80%)	10.43%	1.00%

Ratios and supplemental data
Net assets, end of period (millions)	$ 675	$ 631	$ 575	$ 534	$ 718	$ 733
Ratios to average net assets
Expenses[3]	0.89%[4]	1.05%	1.11%	1.08%	1.09%	1.23%
Net investment income	2.05%[4]	1.92%	2.65%	2.84%	3.93%	4.29%
Portfolio turnover rate	69%	137%	112%	106%	60%	115%

1 Effective at the close of business on May 11, 2001, Class Y sh ares were renamed as Institutional shares (Class I).

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements .

4 Annualized .

See Notes to Financial Statements

10

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended
	January 31, 2005	Year Ended
CLASS R	(unaudited)	July 31, 2004[1]

Net asset value, beginning of period	$21.42	$20.33

Income from investment operations
Net investment income	0.15	0.25
Net realized and unrealized gains or losses on securities and foreign currency related transactions	2.30	1.08

Total from investment operations	2.45	1.33

Distributions to shareholders from
Net investment income	(0.11)	(0.24)
Net realized gains	(0.77)	0

Total distributions to shareholders	(0.88)	(0.24)

Net asset value, end of period	$22.99	$21.42

Total return	11.48%	6.50%

Ratios and supplemental data
Net assets, end of period (thousands)	$1	$1
Ratios to average net assets
Expenses[2]	1.41%[3]	1.47%[3]
Net investment income	1.52%[3]	1.41%[3]
Portfolio turnover rate	69%	137%

1 For the period from October 10, 2003 (commencement of class operations), to July 31, 2004.

2 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements .

3 Annualized .

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS

January 31, 2005 (unaudited)

		Shares	Value

COMMON STOCKS 94.5%
CONSUMER DISCRETIONARY 7.3%
Hotels, Restaurants & Leisure 0.7%
Triarc Companies, Inc., Class A (p)		587,939	$9,113,055

Household Durables 0.6%
Sony Corp.		230,000	8,527,154

Internet & Catalog Retail 0.7%
Amazon.com, Inc. *		238,500	10,307,970

Leisure Equipment & Products 0.7%
Eastman Kodak Co. (p)		276,200	9,139,458

Media 1.9%
Lamar Advertising Co., Class A *		243,600	10,469,928
Omnicom Group, Inc.		175,400	14,889,706

			25,359,634

Multi-line Retail 2.2%
J.C. Penney Co., Inc.		190,200	8,125,344
May Department Stores Co.		356,500	12,085,350
Target Corp.		181,788	9,229,377

			29,440,071

Specialty Retail 0.5%
Lowe’s Companies, Inc.		117,793	6,713,023

CONSUMER STAPLES 7.4%
Beverages 1.5%
Diageo plc		800,000	10,897,069
PepsiCo, Inc.		173,600	9,322,320

			20,219,389

Food & Staples Retailing 0.8%
BJ’s Wholesale Club, Inc.		362,842	10,380,910

Food Products 0.3%
Sara Lee Corp.		193,591	4,545,517

Household Products 1.2%
Colgate-Palmolive Co.		315,000	16,550,100

Personal Products 0.9%
Estee Lauder Companies, Inc., Class A		271,500	12,255,510

Tobacco 2.7%
Altria Group, Inc.		570,285	36,401,291

ENERGY 9.6%
Energy Equipment & Services	0.8%
Schlumberger, Ltd.		150,500	10,240,020

Oil & Gas 8.8%
BP plc, ADR		723,747	43,149,796
ConocoPhillips		218,900	20,311,731

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

January 31, 2005 (unaudited)

	Shares	Value

COMMON STOCKS continued
ENERGY continued
Oil & Gas continued
Devon Energy Corp.	173,200	$7,044,044
Exxon Mobil Corp.	315,838	16,297,241
Kerr-McGee Corp.	177,792	10,978,656
Occidental Petroleum Corp.	377,600	22,044,288

		119,825,756

FINANCIALS 26.6%
Capital Markets 5.8%
A.G. Edwards, Inc.	231,500	9,875,790
Bank of New York Co.	520,200	15,455,142
Knight Trading Group, Inc. *	1,652,154	16,372,846
Merrill Lynch & Co., Inc.	257,200	15,450,004
Morgan Stanley	196,794	11,012,592
State Street Corp.	233,400	10,458,654

		78,625,028

Commercial Banks 4.6%
Bank of America Corp.	683,000	31,670,710
Canadian Imperial Bank of Commerce (p)	106,250	5,861,812
U.S. Bancorp	546,000	16,407,300
Wells Fargo & Co.	130,800	8,018,040

		61,957,862

Consumer Finance 2.2%
American Express Co.	124,300	6,631,405
Capital One Financial Corp.	82,700	6,473,756
First Marblehead Corp. (p)*	168,055	10,810,978
MoneyGram International, Inc.	296,239	5,747,037

		29,663,176

Diversified Financial Services 7.2%
Assured Guaranty, Ltd. (p)	1,006,700	17,717,920
Citigroup, Inc.	978,358	47,988,460
JPMorgan Chase & Co.	852,200	31,812,626

		97,519,006

Insurance 1.9%
American International Group, Inc.	174,673	11,579,073
Hartford Financial Services Group, Inc.	131,300	8,835,177
Prudential Financial, Inc.	101,729	5,484,211

		25,898,461

Real Estate 2.3%
Boston Properties, Inc. REIT	92,600	5,350,428
Friedman, Billings, Ramsey Group, Inc., Class A, REIT (p)	350,000	6,888,000
Global Signal, Inc. REIT (p)	223,824	5,819,424
New Century Financial Corp. REIT (p)	225,000	13,475,250

		31,533,102

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

January 31, 2005 (unaudited)

	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Thrifts & Mortgage Finance 2.6%
Countrywide Financial Corp.	210,000	$7,770,000
Fannie Mae (p)	179,400	11,585,652
Washington Mutual, Inc.	399,394	16,115,548

		35,471,200

HEALTH CARE 8.2%
Biotechnology 0.6%
Amgen, Inc. *	133,000	8,277,920

Health Care Equipment & Supplies 0.8%
Baxter International, Inc.	309,400	10,445,344

Health Care Providers & Services 1.0%
WellPoint, Inc. *	112,296	13,643,964

Pharmaceuticals 5.8%
Abbott Laboratories	197,000	8,868,940
Bristol-Myers Squibb Co.	900,445	21,106,431
Eli Lilly & Co.	72,324	3,922,854
Johnson & Johnson	170,141	11,008,123
Merck & Co., Inc.	250,000	7,012,500
Pfizer, Inc.	440,530	10,643,205
Schering-Plough Corp.	413,372	7,672,184
Wyeth	215,750	8,550,172

		78,784,409

INDUSTRIALS 10.3%
Aerospace & Defense 0.9%
Lockheed Martin Corp.	212,900	12,307,749

Air Freight & Logistics 0.8%
United Parcel Service, Inc., Class B	138,700	10,358,116

Airlines 1.3%
Southwest Airlines Co.	1,270,300	18,393,944

Commercial Services & Supplies 1.5%
Adesa, Inc.	389,000	8,040,630
CDI Corp. (p)	337,600	7,089,600
R. R. Donnelley & Sons Co.	170,000	5,686,500

		20,816,730

Industrial Conglomerates 2.1%
General Electric Co.	773,500	27,946,555

Machinery 2.9%
Caterpillar, Inc.	74,900	6,673,590
Cummins, Inc.	126,800	9,848,556
Deere & Co.	143,700	9,977,091
Paccar, Inc.	176,807	12,493,183

		38,992,420

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

January 31, 2005 (unaudited)

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Road & Rail 0.8%
Laidlaw International, Inc. *	501,000	$10,906,770

INFORMATION TECHNOLOGY 9.3%
Communications Equipment 0.6%
QUALCOMM, Inc.	199,500	7,429,380

Semiconductors & Semiconductor Equipment 1.8%
Altera Corp. *	741,250	14,232,000
Texas Instruments, Inc.	431,700	10,019,757

		24,251,757

Software 6.9%
BEA Systems, Inc. *	2,877,856	24,519,333
Cadence Design Systems, Inc. *	564,300	7,522,119
Citrix Systems, Inc. *	491,900	10,551,255
Oracle Corp. *	3,725,000	51,293,250

		93,885,957

MATERIALS 6.6%
Chemicals 3.2%
Air Products & Chemicals, Inc.	167,800	9,885,098
Celanese Corp., Ser. A (p)*	333,000	5,371,290
Dow Chemical Co.	192,300	9,557,310
Lyondell Chemical Co.	317,267	9,333,995
PPG Industries, Inc.	140,000	9,629,200

		43,776,893

Containers & Packaging 1.5%
Owens-Illinois, Inc. *	374,500	8,508,640
Temple-Inland, Inc.	175,000	11,130,000

		19,638,640

Metals & Mining 1.1%
Alcoa, Inc.	206,900	6,105,619
Foundation Coal Holdings, Inc (p)*	370,261	8,127,229

		14,232,848

Paper & Forest Products 0.8%
MeadWestvaco Corp.	200,000	5,778,000
Weyerhaeuser Co.	88,000	5,491,200

		11,269,200

TELECOMMUNICATION SERVICES 4.2%
Diversified Telecommunication Services 2.4%
AT&T Corp.	525,000	10,074,750
MCI, Inc.	225,000	4,340,250
Sprint Corp.	472,000	11,247,760
Verizon Communications, Inc.	206,355	7,344,174

		33,006,934

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

January 31, 2005 (unaudited)

	Shares	Value

COMMON STOCKS continued
TELECOMMUNICATION SERVICES continued
Wireless Telecommunication Services 1.8%
Leap Wireless International, Inc. *	304,000	$8,284,000
Western Wireless Corp., Class A (p)*	407,200	15,384,016

		23,668,016

UTILITIES 5.0%
Electric Utilities 3.3%
Allete, Inc. (p)	168,666	6,977,712
DPL, Inc. (p)	334,400	8,691,056
Entergy Corp.	82,000	5,700,640
FirstEnergy Corp.	143,000	5,685,680
FPL Group, Inc.	92,500	7,089,200
TXU Corp. (p)	150,733	10,430,724

		44,575,012

Multi-Utilities & Unregulated Power 1.7%
Aquila, Inc. (p)*	1,932,600	7,150,620
Dominion Resources, Inc.	99,000	6,868,620
Public Service Enterprise Group, Inc.	175,000	9,231,250

		23,250,490

Total Common Stocks (cost $1,132,770,651)		1,279,545,741

CONVERTIBLE PREFERRED STOCKS 0.5%
MATERIALS 0.5%
Chemicals 0.5%
Celanese Corp., 4.25%, 12/31/2049 (cost $5,986,619)	241,000	6,109,350

PREFERRED STOCKS 2.8%
FINANCIALS 2.2%
Diversified Financial Services 1.0%
Lehman Brothers Holdings Inc. *	482,000	13,544,200

Insurance 0.8%
XL Capital, Ltd. (p)	431,000	10,559,500

Thrifts & Mortgage Finance 0.4%
Fannie Mae (p)	58	6,003,000

HEALTH CARE 0.6%
Pharmaceuticals 0.6%
Schering Plough Corp.	154,000	7,988,750

Total Preferred Stocks (cost $37,348,048)		38,095,450

See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

January 31, 2005 (unaudited)

	Principal
	Amount	Value

CONVERTIBLE DEBENTURES 1.6%
CONSUMER DISCRETIONARY 0.5%
Specialty Retail 0.5%
Gap, Inc., 5.75%, 03/15/2009	$ 4,850,000	$6,668,750

INDUSTRIALS 0.5%
Industrial Conglomerates 0.5%
Tyco International Group SA, 2.75%, 01/15/2018	4,700,000	7,531,750

MATERIALS 0.6%
Metals & Mining 0.6%
Freeport-McMoRan Copper & Gold, Inc., 7.00%, 02/11/2011	5,500,000	7,906,250

Total Convertible Debentures (cost $20,465,779)		22,106,750

	Shares	Value

SHORT-TERM INVESTMENTS 5.8%
MUTUAL FUND SHARES 5.8%
Navigator Prime Portfolio (pp) (cost $78,120,774)	78,120,774	78,120,774

Total Investments (cost $1,274,691,871) 105.2%		1,423,978,065
Other Assets and Liabilities (5.2%)		(70,036,602)

Net Assets 100.0%		$1,353,941,463

(p)	All or a portion of these securities are on loan.
*	Non-income producing security
(pp)	Represents investment of cash collateral received from securities on loan.
Summary of Abbreviations
ADR	American Depository Receipt
REIT	Real Estate Investment Trust

The following table shows the percent of total long-term investments by sector as of January 31, 2005:
Financials	29.1%
Industrials	10.9%
Energy	9.7%
Information Technology	9.3%
Health Care	8.9%
Consumer Discretionary	7.8%
Materials	7.6%
Consumer Staples	7.5%
Utilities	5.0%
Telecommunication Services	4.2%

100.0%

See Notes to Financial Statements

17

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2005 (unaudited)

Assets
Investments in securities, at value (cost $1,274,691,871) including $77,365,978 of
securities loaned	$1,423,978,065
Cash	5,146,904
Foreign currency, at value (cost $27)	27
Receivable for securities sold	17,709,678
Receivable for Fund shares sold	251,392
Dividends and interest receivable	1,627,301
Receivable for securities lending income	4,623
Prepaid expenses and other assets	166,965

Total assets	1,448,884,955

Liabilities
Payable for securities purchased	14,697,210
Payable for Fund shares redeemed	1,763,675
Payable for securities on loan	78,120,774
Advisory fee payable	19,994
Distribution Plan expenses payable	8,335
Due to other related parties	5,617
Accrued expenses and other liabilities	327,887

Total liabilities	94,943,492

Net assets	$1,353,941,463

Net assets represented by
Paid-in capital	$1,182,502,745
Undistributed net investment income	1,334,463
Accumulated net realized gains on securities and foreign currency related transactions	20,818,067
Net unrealized gains on securities and foreign currency related transactions	149,286,188

Total net assets	$1,353,941,463

Net assets consists of
Class A	$531,799,204
Class B	107,242,353
Class C	40,051,258
Class I	674,847,517
Class R	1,131

Total net assets	$1,353,941,463

Shares outstanding
Class A	23,150,867
Class B	4,707,499
Class C	1,760,403
Class I	29,377,279
Class R	49

Net asset value per share
Class A	$22.97
Class A — Offering price (based on sales charge of 5.75%)	$24.37
Class B	$22.78
Class C	$22.75
Class I	$22.97
Class R	$22.99

See Notes to Financial Statements

18

STATEMENT OF OPERATIONS

Six Months Ended January 31, 2005 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $105,143)	$18,822,837
Interest	671,064

Total investment income	19,493,901

Expenses
Advisory fee	3,878,261
Distribution Plan expenses
Class A	770,793
Class B	574,397
Class C	205,340
Class R	3
Administrative services fee	661,818
Transfer agent fees	1,423,215
Trustees’ fees and expenses	11,153
Printing and postage expenses	47,434
Custodian and accounting fees	91,852
Registration and filing fees	18,585
Professional fees	18,612
Interest expense	232
Other	12,371

Total expenses	7,714,066
Less: Expense reductions	(4,514)
Fee waivers	(265,138)

Net expenses	7,444,414

Net investment income	12,049,487

Net realized and unrealized gains or losses on securities and foreign currency related transactions
Net realized gains or losses on:
Securities	45,237,295
Foreign currency related transactions	(2,762)

Net realized gains on securities and foreign currency related transactions	45,234,533
Net change in unrealized gains or losses on securities and foreign currency related
transactions	88,708,571

Net realized and unrealized gains or losses on securities and foreign currency related
transactions	133,943,104

Net increase in net assets resulting from operations	$145,992,591

See Notes to Financial Statements

19

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	January 31, 2005		Year Ended
	(unaudited)		July 31, 2004 (a)

Operations
Net investment income		$12,049,487		$21,384,845
Net realized gains on securities and
foreign currency related
transactions		45,234,533		125,425,251
Net change in unrealized gains or
losses on securities and foreign
currency related transactions		88,708,571		(16,287,706)

Net increase in net assets resulting
from operations		145,992,591		130,522,390

Distributions to shareholders from
Net investment income
Class A		(3,915,753)		(8,021,042)
Class B		(438,631)		(1,530,464)
Class C		(161,839)		(419,265)
Class I		(5,960,704)		(13,327,682)
Class R		(6)		(12)
Net realized gains
Class A		(17,360,749)		0
Class B		(3,780,080)		0
Class C		(1,356,367)		0
Class I		(22,017,460)		0
Class R		(38)		0

Total distributions to shareholders		(54,991,627)		(23,298,465)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	1,429,899	31,820,739	4,496,958	98,563,181
Class B	272,369	6,016,906	1,321,449	28,324,898
Class C	127,995	2,857,800	1,236,978	26,346,490
Class I	403,057	9,042,919	2,198,568	46,895,364
Class R	3	75	49	1,000

		49,738,439		200,130,933

Net asset value of shares issued in
reinvestment of distributions
Class A	882,021	19,943,341	344,735	7,437,031
Class B	172,579	3,867,597	66,350	1,410,467
Class C	54,660	1,223,915	15,870	339,549
Class I	1,135,226	25,665,002	551,548	11,892,800

		50,699,855		21,079,847

Automatic conversion of Class B
shares to Class A shares
Class A	604,887	13,487,542	1,882,406	40,810,875
Class B	(609,959)	(13,487,542)	(1,898,560)	(40,810,875)

		0		0

Payment for shares redeemed
Class A	(2,430,199)	(54,390,580)	(3,422,309)	(73,970,987)
Class B	(857,572)	(18,973,264)	(1,904,768)	(40,841,170)
Class C	(421,582)	(9,282,261)	(583,076)	(12,414,092)
Class I	(1,622,169)	(36,154,986)	(2,654,935)	(57,221,523)
Class R	(3)	(77)	0	0

		(118,801,168)		(184,447,772)

(a) For Class R shares, for the period from October 10, 2003 (commencement of class operations), to July 31, 2004.

See Notes to Financial Statements

20

STATEMENTS OF CHANGES IN NET ASSETS continued

	Six Months Ended
	January 31, 2005	Year Ended
	(unaudited)	July 31, 2004

Capital share transactions
continued
Net increase (decrease) in net assets
resulting from capital share
transactions	$(18,362,874)	$36,763,008

Total increase in net assets	72,638,090	143,986,933
Net assets
Beginning of period	1,281,303,373	1,137,316,440

End of period	$1,353,941,463	$1,281,303,373

Undistributed (overdistributed) net
investment income	$1,334,463	$(238,091)

See Notes to Financial Statements

21

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Equity Income Fund (the “Fund”) is a diversified series of Evergreen Equity Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C, Class R and Institutional (“Class I”) shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are no longer sold with a front-end sales charge but are still subject to a contingent deferred sales charge that is payable upon redemption within one year. Class R shares are only available to participants in certain retirement plans and are sold without a front-end sales charge or contingent deferred sales charge. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market prices due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on securities.

c. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

e. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

f. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

23

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.70% and declining to 0.50% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended January 31, 2005, EIMC waived its fee in the amount of $265,138 which represents 0.04% of the Fund’s average daily net assets (on an annualized basis).

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended January 31, 2005, the transfer agent fees were equivalent to an annual rate of 0.21% of the Fund’s average daily net assets.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the six months ended January 31, 2005, the Fund paid brokerage commissions of $286,731 to Wachovia Securities, LLC.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares, 0.50% of the average daily net assets for Class R shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended January 31, 2005, EIS received $13,912 from the sale of Class A shares and $108,627 and $6,326 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

24

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $901,234,344 and $951,161,315, respectively, for the six months ended January 31, 2005.

During the six months ended January 31, 2005, the Fund loaned securities to certain brokers. At January 31, 2005, the value of securities on loan and the value of collateral amounted to $77,365,978 and $78,120,774, respectively. During the six months ended January 31, 2005, the Fund earned $58,250 in income from securities lending which is included in dividend income on the Statement of Operations.

On January 31, 2005, the aggregate cost of securities for federal income tax purposes was $1,276,956,739. The gross unrealized appreciation and depreciation on securities based on tax cost was $158,088,756 and $11,067,430, respectively, with a net unrealized appreciation of $147,021,326.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended January 31, 2005, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata.

25

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

During the six months ended January 31, 2005, the Fund had average borrowings outstanding of $9,633 on an annualized basis at an average rate of 2.41% and paid interest of $232.

10. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry or sector and, therefore, may be more affected by changes in that industry or sector than would be a comparable mutual fund that is not heavily weighted in any industry or sector.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund’s prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders

26

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

27

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp.
Term of office since: 1991	(fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc.
Other directorships: None	(investment advice); Former Director, Executive Vice President and Treasurer, State Street
Research & Management Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner,
Trustee	Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge,
DOB: 1/10/1952	26th Judicial District, Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private equity firm); Trustee,
Trustee	The Phoenix Group of Mutual Funds; Director, Obagi Medical Products Co.; Director,
DOB: 2/14/1939	Diversapack Co.; Former Director, Lincoln Educational Services; Former Chairman of the Board
Term of office since: 1983	and Chief Executive Officer, Carson Products Company (manufacturing); Former Director,
Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI Steel Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Manager, Nucor Steel Company; Former Director,
DOB: 7/14/1939	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior
Trustee	Packaging Corp.; Director, National Kidney Foundation of North Carolina, Inc.; Former Director,
DOB: 8/26/1955	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of
Term of office since: 1982	Executive Search Consultants); Director, J&M Cumming Paper Co. (paper merchandising);
Former Trustee, NDI Technologies, LLP (communications); Former Vice Chairman, DHR
Other directorships: None	International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director,
Trustee	Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health
DOB: 6/2/1947	Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Term of office since: 1984	Cash Resource Trust
Other directorships: None

28

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director,
Trustee	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee,
Trustee	Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA;
DOB: 8/11/1939	Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association;
Term of office since: 1993	Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA[2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees
DOB: 12/12/1937	of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Carol Kosel[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.
Treasurer
DOB: 12/25/1963
Term of office since: 1999

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each Trustee oversees 93 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, North Carolina 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

565219 rv2 3/2005

Evergreen Growth and Income Fund

Evergreen

GROWTH AND INCOME FUND

Semiannual Report
as of January 31, 2005

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND'S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
17	STATEMENT OF ASSETS AND LIABILITIES
18	STATEMENT OF OPERATIONS
19	STATEMENTS OF CHANGES IN NET ASSETS
21	NOTES TO FINANCIAL STATEMENTS
28	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q will be available on the SEC's Web site at http://www.sec.gov. In addition, the fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund's proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC's Web site at http://www.sec.gov. The fund's proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2005, Evergreen Investment Management Company, LLC.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

March 2005

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen Growth and Income Fund, which covers the six-month period ended January 31, 2005.

In planning for the investment period, Evergreen's equity portfolio teams endeavored to prepare for a variety of developments, both geopolitical and fundamental, that could affect market performance. The potential for terrorist activity dominated our geopolitical concerns, while moderating Gross Domestic Product (GDP) growth, higher oil prices, and the Federal Reserve's intentions for interest rates topped our list of fundamental concerns. Fortunately, the worst of the geopolitical fears failed to materialize as the Olympics and the presidential election passed without incident, yet the fear of such activity likely played a large role regarding market sentiment. Indeed, despite the fundamentals supporting growth in earnings and the economy, light volume and sluggish trading characterized the start of the investment period. Only after oil prices peaked and the presidential election was quickly decided did the equity markets begin to recover.

The fundamentals supporting economic growth, while still solid, had clearly moderated from the beginning of 2004. At times during the investment period, reports on the economy sent mixed signals, a condition we believed was symptomatic of the economy's transition from recovery to expansion. During recovery, GDP typically surges from the previous recession's period of weakness. As the recovery matures into expansion, the rates of growth appear less spectacular, and the percentage growth comparisons from prior

1

LETTER TO SHAREHOLDERS continued

periods become more difficult to maintain. As reports on manufacturing, services, consumption and investment continued to indicate more moderate, but still healthy, levels of output, overall economic growth finished the period in the range of 4%.

Higher oil prices also affected market performance as an inverse relationship between stocks and oil became more pronounced during the investment period. Our energy team suggested that supply and demand characteristics pointed to oil being fairly valued in the mid – $30 per barrel range. Yet after allowing for a terror premium of approximately $5 – $10 per barrel, our thinking went, anything above the low $40's indicated speculative fervor that would likely prove unsustainable over the long-term. The drop in prices from the mid-$50's to the low $40's in early November helped confirm our suspicions, yet prices persisted higher in early 2005.

In addition to these challenges, the Federal Reserve maintained their "measured" removal of policy accommodation during the last six months. The central bank gradually raised the federal funds rate by 25 basis points at the conclusion of each Fed meeting, finishing January with its target for the benchmark set at 2.25% . The Fed's transparency throughout this process, however, limited the potential for major market swings.

While equity market sentiment was challenged and volume was low in the early stages of the period, our

Notification of Change of Fund Name and Investment Objective:

In conjunction with the approval of shareholders of the proposed mergers of Evergreen Blue Chip Fund and Evergreen Fund into Evergreen Growth and Income Fund, expected to take place on or about April 18, 2005, Evergreen Growth and Income Fund will change its name to Evergreen Fundamental Large Cap Fund and will amend its investment objective statement from "seeks capital growth in the value of its shares and current income" to "seeks capital growth with the potential for current income."

2

LETTER TO SHAREHOLDERS continued

portfolio managers remained focused on the positive fundamentals supporting corporate profit growth. All the massive cost cutting and refinancing of debt enabled a majority of companies to significantly strengthen the operating leverage on their income statements. As a result, better than expected sales, with lower costs, resulted in solid margin expansion. Operating earnings for companies in the S&P 500 Index climbed by approximately 20% during the second half of 2004, once again exceeding consensus forecasts.

In this environment, we continue to recommend a diversified equity strategy, including investment style, market capitalization, and region, in an attempt to participate in market gains while limiting the potential for losses in long-term portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing recent SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of January 31, 2005

MANAGEMENT TEAM

Walter T. McCormick, CFA
Value Equity Team Lead Manager

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 12/31/2004.

The domestic equity style box placement is based on 10 growth and valuation measures for each of the fund's holdings, as well as the size of the companies in which it invests, or median market capitalization.

PERFORMANCE AND RETURNS

Portfolio inception date: 10/15/1986

	Class A	Class B	Class C	Class I
Class inception date	1/3/1995	1/3/1995	1/3/1995	10/15/1986

Nasdaq symbol	EGIAX	EGIBX	EGICX	EVVTX

6-month return with sales charge	4.38%	5.38%	9.40%	N/A

6-month return w/o sales charge	10.74%	10.38%	10.40%	10.90%

Average annual return*

1-year with sales charge	-0.18%	0.26%	4.24%	N/A

1-year w/o sales charge	5.91%	5.21%	5.22%	6.23%

5-year	-1.62%	-1.47%	-1.18%	-0.19%

10-year	8.20%	8.05%	8.07%	9.12%

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. The maximum applicable sales charge is 5.75% for Class A, 5.00% for Class B and 1.00% for Class C. Class I is not subject to a sales charge. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B and C prior to their inception is based on the performance of Class I, the original class offered. The historical returns for Classes A, B and C have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B and C would have been lower.

The advisor is waiving a portion of its advisory fee. Had the fee not been waived, returns would have been lower.

4

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Growth and Income Fund Class A shares, versus a similar investment in the Russell 1000 Value Index (Russell 1000 Value), the Standard & Poor's 500 Index (S&P 500)** and the Consumer Price Index (CPI).

The Russell 1000 Value and the S&P 500 are unmanaged market indexes and do not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

** The fund's benchmark was changed from the Russell 1000 Value Index (Russell 1000 Value) to the Standard & Poor's 500 Index (S&P 500). The investment advisor believes that the S&P 500 is a more accurate reflection of the fund's management of large cap blend with a value bias.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

Funds that invest in high yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value.

All data is as of January 31, 2005, and subject to change.

5

ABOUT YOUR FUND'S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2004 to January 31, 2005.

The example illustrates your fund's costs in two ways:

• Actual expenses

The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	8/1/2004	1/31/2005	Period*

Actual
Class A	$ 1,000.00	$ 1,107.40	$ 7.70
Class B	$ 1,000.00	$ 1,103.81	$ 11.40
Class C	$ 1,000.00	$ 1,104.00	$ 11.40
Class I	$ 1,000.00	$ 1,109.01	$ 6.11
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,017.90	$ 7.38
Class B	$ 1,000.00	$ 1,014.37	$ 10.92
Class C	$ 1,000.00	$ 1,014.37	$ 10.92
Class I	$ 1,000.00	$ 1,019.41	$ 5.85

*	For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.45% for Class A, 2.15% for Class B, 2.15% for Class C and 1.15% for Class I), multiplied by the average account value over the period, multiplied by 184 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six MonthsEnded	Year Ended July 31,
	January 31, 2005
CLASS A	(unaudited)	2004	2003	2002	2001	2000

Net asset value, beginning of period	$20.85	$20.02	$18.58	$23.92	$30.72	$29.56

Income from investment operations
Net investment income (loss)	0.10[1]	0.07[1]	0.12[1]	0.03[1]	(0.05)[1]	(0.09)
Net realized and unrealized gains or losses on securities, written
options and foreign currency related transactions	2.10	2.21	1.41	(4.39)	(3.12)	1.85

Total from investment operations	2.20	2.28	1.53	(4.36)	(3.17)	1.76

Distributions to shareholders from
Net investment income	(0.08)	0 2	(0.09)	0	0	0
Net realized gains	(1.26)	(1.45)	0	(0.98)	(3.63)	(0.60)

Total distributions to shareholders	(1.34)	(1.45)	(0.09)	(0.98)	(3.63)	(0.60)

Net asset value, end of period	$21.71	$20.85	$20.02	$18.58	$23.92	$30.72

Total return [3]	10.74%	11.78%	8.32%	(18.72%)	(11.35%)	6.01%

Ratios and supplemental data
Net assets, end of period (millions)	$ 439	$ 364	$ 125	$ 103	$ 147	$ 207
Ratios to average net assets
Expenses [4]	1.45%[5]	1.61%	1.70%	1.56%	1.51%	1.47%
Net investment income (loss)	0.89%[5]	0.36%	0.65%	0.14%	(0.19%)	(0.28%)
Portfolio turnover rate	35%	87%	72%	74%	26%	61%

1 Net investment income (loss) per share is based on average shares outstanding during the period.
2 Amount represents less than $0.005 per share.
3 Excluding applicable sales charges
4 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
5 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months
	Ended	Year Ended July 31,
	January 31, 2005
CLASS B	(unaudited)	2004	2003	2002	2001	2000

Net asset value, beginning of period	$19.72	$19.14	$17.80	$23.14	$30.05	$29.14

Income from investment operations
Net investment income (loss)	0.02[1]	(0.08)[1]	(0.01)[1]	(0.12)[1]	(0.25)[1]	(0.35)
Net realized and unrealized gains or losses on securities, written
options and foreign currency related transactions	1.99	2.11	1.36	(4.24)	(3.03)	1.86

Total from investment operations	2.01	2.03	1.35	(4.36)	(3.28)	1.51

Distributions to shareholders from
Net investment income	(0.0)	0	(0.01)	0	0	0
Net realized gains	(1.26)	(1.45)	0	(0.98)	(3.63)	(0.60)

Total distributions to shareholders	(1.27)	(1.45)	(0.01)	(0.98)	(3.63)	(0.60)

Net asset value, end of period	$20.46	$19.72	$19.14	$17.80	$23.14	$30.05

Total return [2]	10.38%	10.97%	7.60%	(19.37%)	(12.03%)	5.23%

Ratios and supplemental data
Net assets, end of period (millions)	$ 229	$ 272	$ 242	$ 313	$ 505	$ 706
Ratios to average net assets
Expenses [3]	2.15%[4]	2.33%	2.43%	2.31%	2.26%	2.22%
Net investment income (loss)	0.19%[4]	(0.36%)	(0.05%)	(0.60%)	(0.94%)	(1.03%)
Portfolio turnover rate	35%	87%	72%	74%	26%	61%

1 Net investment income (loss) per share is based on average shares outstanding during the period.
2 Excluding applicable sales charges
3 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
4 Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended July 31,
	January 31, 2005
CLASS C	(unaudited)	2004	2003	2002	2001	2000

Net asset value, beginning of period	$19.72	$19.14	$17.81	$23.14	$30.05	$29.14

Income from investment operations
Net investment income (loss)	0.02[1]	(0.08)[1]	(0.01)[1]	(0.12) [1]	(0.25)[1]	(0.36)
Net realized and unrealized gains or losses on securities, written
options and foreign currency related transactions	2.00	2.11	1.35	(4.23)	(3.03)	1.87

Total from investment operations	2.02	2.03	1.34	(4.35)	(3.28)	1.51

Distributions to shareholders from
Net investment income	(0.02)	0	(0.01)	0	0	0
Net realized gains	(1.26)	(1.45)	0	(0.98)	(3.63)	(0.60)

Total distributions to shareholders	(1.28)	(1.45)	(0.01)	(0.98)	(3.63)	(0.60)

Net asset value, end of period	$20.46	$19.72	$19.14	$17.81	$23.14	$30.05

Total return [2]	10.40%	10.97%	7.54%	(19.32%)	(12.03%)	5.23%

Ratios and supplemental data
Net assets, end of period (millions)	$ 108	$ 116	$ 12	$ 12	$ 17	$ 26
Ratios to average net assets
Expenses [3]	2.15%[4]	2.31%	2.43%	2.31%	2.26%	2.21%
Net investment income (loss)	0.20%[4]	(0.35%)	(0.07%)	(0.60%)	(0.94%)	(1.02%)
Portfolio turnover rate	35%	87%	72%	74%	26%	61%

1 Net investment income (loss) per share is based on average shares outstanding during the period.
2 Excluding applicable sales charges
3 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
4 Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended July 31,
	January 31, 2005
CLASS I [1]	(unaudited)	2004	2003	2002	2001	2000

Net asset value, beginning of period	$21.16	$20.26	$18.80	$24.14	$30.90	$29.65

Income from investment operations
Net investment income (loss)	0.13[2]	0.13[2]	0.17[2]	0.09[2]	0.01[2]	(0.01)
Net realized and unrealized gains or losses on securities, written
options and foreign currency related transactions	2.14	2.25	1.44	(4.45)	(3.14)	1.86

Total from investment operations	2.27	2.38	1.61	(4.36)	(3.13)	1.85

Distributions to shareholders from
Net investment income	(0.11)	(0.03)	(0.15)	0	0	0
Net realized gains	(1.26)	(1.45)	0	(0.98)	(3.63)	(0.60)

Total distributions to shareholders	(1.37)	(1.48)	(0.15)	(0.98)	(3.63)	(0.60)

Net asset value, end of period	$22.06	$21.16	$20.26	$18.80	$24.14	$30.90

Total return	10.90%	12.12%	8.6%	(18.54%)	(11.14%)	6.30%

Ratios and supplemental data
Net assets, end of period (millions)	$ 77	$ 83	$ 93	$ 113	$ 256	$ 484
Ratios to average net assets
Expenses [3]	1.15%[4]	1.33%	1.43%	1.31%	1.26%	1.22%
Net investment income (loss)	1.20%[4]	0.64%	0.94%	0.40%	0.05%	(0.03%)
Portfolio turnover rate	35%	87%	72%	74%	26%	61%

1 Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).
2 Net investment income (loss) per share is based on average shares outstanding during the period.
3 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
4 Annualized

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

January 31, 2005 (unaudited)

	Shares	Value

COMMON STOCKS 97.9%
CONSUMER DISCRETIONARY 11.2%
Household Durables 0.5%
D.R. Horton, Inc	111,792	$4,447,086

Internet & Catalog Retail 1.2%
Amazon.com, Inc. * (p)	241,192	10,424,318

Media 3.6%
Comcast Corp., Class A *	226,274	7,283,760
Omnicom Group, Inc	85,380	7,247,908
Time Warner, Inc. *	381,929	6,874,722
Viacom, Inc., Class B	246,059	9,187,843

		30,594,233

Multi-line Retail 0.6%
Target Corp	101,416	5,148,890

Specialty Retail 3.4%
Best Buy Co., Inc	111,178	5,980,265
Chico's FAS, Inc. * (p)	120,883	6,368,116
Home Depot, Inc	129,000	5,322,540
Lowe's Companies, Inc	110,014	6,269,698
Staples, Inc	142,804	4,675,403

		28,616,022

Textiles, Apparel & Luxury Goods 1.9%
Nike, Inc., Class B	117,313	10,162,825
Polo Ralph Lauren Corp., Class A	163,967	6,386,515

		16,549,340

CONSUMER STAPLES 7.9%
Beverages 1.4%
Diageo plc	426,635	5,811,339
PepsiCo, Inc	109,913	5,902,328

		11,713,667

Food & Staples Retailing 2.1%
BJ's Wholesale Club, Inc. * (p)	302,391	8,651,407
CVS Corp	92,286	4,277,456
Wal-Mart Stores, Inc	100,281	5,254,724

		18,183,587

Food Products 1.1%
General Mills, Inc	178,377	9,452,197

Household Products 1.6%
Colgate-Palmolive Co	171,445	9,007,721
Procter & Gamble Co	76,883	4,092,482

		13,100,203

Tobacco 1.7%
Altria Group, Inc	228,369	14,576,793

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

January 31, 2005 (unaudited)

	Shares	Value

COMMON STOCKS continued
ENERGY 9.2%
Energy Equipment & Services 0.6%
Schlumberger, Ltd	78,828	$5,363,457

Oil & Gas 8.6%
Apache Corp	113,800	6,192,996
BP plc, ADR	401,523	23,938,801
ConocoPhillips	98,900	9,176,931
Exxon Mobil Corp	560,300	28,911,480
Occidental Petroleum Corp	83,452	4,871,928

		73,092,136

FINANCIALS 20.3%
Capital Markets 4.3%
Bank of New York Co	221,075	6,568,138
Goldman Sachs Group, Inc	44,874	4,839,661
Legg Mason, Inc	73,447	5,672,312
Merrill Lynch & Co., Inc	88,544	5,318,838
Morgan Stanley	84,406	4,723,360
State Street Corp	93,911	4,208,152
T. Rowe Price Group, Inc	95,600	5,721,660

		37,052,121

Commercial Banks 5.7%
Bank of America Corp	377,141	17,488,028
North Fork Bancorp, Inc	140,398	4,029,423
U.S. Bancorp	306,222	9,201,971
Wells Fargo & Co	221,356	13,569,123
Zions Bancorp	67,469	4,575,747

		48,864,292

Consumer Finance 1.6%
American Express Co	152,600	8,141,210
Capital One Financial Corp	65,431	5,121,939

		13,263,149

Diversified Financial Services 4.7%
Citigroup, Inc	537,466	26,362,707
JPMorgan Chase & Co	356,184	13,296,349

		39,659,056

Insurance 2.6%
American International Group, Inc	129,424	8,579,517
Chubb Corp	60,886	4,534,789
Hartford Financial Services Group, Inc	69,468	4,674,502
Prudential Financial, Inc	88,441	4,767,854

		22,556,662

Real Estate 0.7%
Global Signal, Inc. REIT (p)	220,000	5,720,000

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

January 31, 2005 (unaudited)

	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Thrifts & Mortgage Finance 0.7%
Fannie Mae	93,839	$6,060,123

HEALTH CARE 11.2%
Biotechnology 0.5%
Amgen, Inc. *	69,912	4,351,323

Health Care Equipment & Supplies 3.0%
Baxter International, Inc	195,215	6,590,458
Medtronic, Inc	89,883	4,717,959
Millipore Corp. *	60,198	2,620,419
Stryker Corp	115,166	5,659,257
Zimmer Holdings, Inc. *	71,577	5,643,847

		25,231,940

Health Care Providers & Services 2.8%
Aetna, Inc	78,947	10,030,216
Caremark Rx, Inc. *	216,048	8,447,477
WellPoint, Inc. *	47,547	5,776,960

		24,254,653

Pharmaceuticals 4.9%
Abbott Laboratories	146,791	6,608,531
Johnson & Johnson	225,111	14,564,681
Merck & Co., Inc	152,277	4,271,370
Pfizer, Inc	500,225	12,085,436
Wyeth	103,614	4,106,223

		41,636,241

INDUSTRIALS 13.4%
Aerospace & Defense 2.5%
Honeywell International, Inc	118,728	4,271,833
Lockheed Martin Corp	187,558	10,842,728
United Technologies Corp	65,842	6,628,973

		21,743,534

Air Freight & Logistics 0.4%
United Parcel Service, Inc., Class B	51,504	3,846,319

Building Products 1.0%
Masco Corp	242,865	8,937,432

Electrical Equipment 0.7%
Rockwell Automation, Inc	99,677	5,646,702

Industrial Conglomerates 4.8%
3M Co	52,786	4,453,027
General Electric Co	771,660	27,880,076
Tyco International, Ltd	230,300	8,323,042

		40,656,145

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

January 31, 2005 (unaudited)

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Machinery 4.0%
Caterpillar, Inc	59,600	$5,310,360
Danaher Corp	75,134	4,123,354
Deere & Co	66,759	4,635,077
Donaldson Co., Inc. (p)	267,937	8,354,276
Dover Corp	56,111	2,149,051
ITT Industries, Inc	58,851	5,019,402
Timken Co	169,998	4,379,148

		33,970,668

INFORMATION TECHNOLOGY 12.3%
Communications Equipment 2.3%
Corning, Inc. *	557,421	6,098,186
Motorola, Inc	479,690	7,550,320
QUALCOMM, Inc	161,512	6,014,707

		19,663,213

Computers & Peripherals 1.4%
International Business Machines Corp	57,700	5,390,334
Lexmark International, Inc., Class A *	73,680	6,141,228

		11,531,562

IT Services 1.0%
Accenture, Ltd., Class A *	328,974	8,569,773

Semiconductors & Semiconductor Equipment 2.5%
Altera Corp. *	479,141	9,199,507
Intel Corp	184,910	4,151,229
Texas Instruments, Inc	353,827	8,212,325

		21,563,061

Software 5.1%
Cadence Design Systems, Inc. *	316,042	4,212,840
Microsoft Corp	716,172	18,821,000
Oracle Corp. *	1,516,634	20,884,050

		43,917,890

MATERIALS 5.9%
Chemicals 3.2%
Air Products & Chemicals, Inc	110,588	6,514,739
Dow Chemical Co	127,915	6,357,376
Ecolab, Inc	127,707	4,297,341
Lyondell Chemical Co. (p)	163,505	4,810,317
PPG Industries, Inc	69,794	4,800,431

		26,780,204

Containers & Packaging 0.5%
Owens-Illinois, Inc	195,338	4,438,079

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

January 31, 2005 (unaudited)

	Shares	Value

COMMON STOCKS continued
MATERIALS continued
Metals & Mining 1.5%
Alcoa, Inc	131,055	$3,867,433
Massey Energy Co. (p)	123,804	4,695,886
Phelps Dodge Corp	43,260	4,165,938

		12,729,257

Paper & Forest Products 0.7%
Weyerhaeuser Co	97,031	6,054,734

TELECOMMUNICATION SERVICES 2.8%
Diversified Telecommunication Services 1.4%
SBC Communications, Inc	255,800	6,077,808
Sprint Corp	100,000	2,383,000
Verizon Communications, Inc	86,500	3,078,535

		11,539,343

Wireless Telecommunication Services 1.4%
Vodafone Group plc, ADR	122,800	3,190,344
Western Wireless Corp., Class A (p)	240,000	9,067,200

		12,257,544

UTILITIES 3.7%
Electric Utilities 2.8%
DPL, Inc. (p)	192,400	5,000,476
E.ON AG	53,580	4,802,824
Exelon Corp	99,660	4,409,955
PG&E Corp. *	131,970	4,618,950
TXU Corp	68,030	4,707,676

		23,539,881

Multi-Utilities & Unregulated Power 0.9%
Dominion Resources, Inc	64,835	4,498,252
MDU Resources Group, Inc	131,690	3,521,391

		8,019,643

Total Common Stocks (cost $691,703,952)		835,316,473

EXCHANGE TRADED FUND 1.0%
Nasdaq-100 Trust, Ser. 1 - (cost $8,718,030)	228,109	8,531,277

SHORT-TERM INVESTMENTS 5.4%
MUTUAL FUND SHARES 5.4%
Evergreen Institutional U.S. Government Money Market Fund ø	11,740,443	11,740,443
Navigator Prime Portfolio (pp)	34,157,175	34,157,175

Total Short-Term Investments (cost $45,897,618)		45,897,618

Total Investments (cost $746,319,600) 104.3%		889,745,368
Other Assets and Liabilities (4.3%)		(36,513,358)

Net Assets 100.0%		$853,232,010

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

January 31, 2005 (unaudited)

(p)	All or a portion of these securities are on loan.
*	Non-income producing security
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
(pp)	Represents investment of cash collateral received from securities on loan.

Summary of Abbreviations
ADR	American Depository Receipt
REIT	Real Estate Investment Trust

The following table shows the percent of total long-term investments by sector as of January 31, 2005:

Financials	20.6%
Industrials	13.6%
Information Technology	12.5%
Consumer Discretionary	11.4%
Health Care	11.3%
Energy	9.3%
Consumer Staples	7.9%
Materials	5.9%
Utilities	3.7%
Telecommunication Services	2.8%
Other	1.0%

100.0%

See Notes to Financial Statements

16

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2005 (unaudited)

Assets
Investments in securities, at value (cost $746,319,600) including
$33,923,803 of securities loaned	$889,745,368
Foreign currency, at value (cost $11,044)	10,821
Receivable for securities sold	2,636,137
Receivable for Fund shares sold	189,109
Dividends receivable	710,286
Receivable for securities lending income	1,257
Prepaid expenses and other assets	49,382

Total assets	893,342,360

Liabilities
Payable for securities purchased	2,313,190
Payable for Fund shares redeemed	3,383,148
Payable for securities on loan	34,157,175
Advisory fee payable	12,157
Distribution Plan expenses payable	12,740
Due to other related parties	40,755
Accrued expenses and other liabilities	191,185

Total liabilities	40,110,350

Net assets	$853,232,010

Net assets represented by
Paid-in capital	$797,078,714
Undistributed net investment income	220,993
Accumulated net realized losses on securities and foreign currency related transactions	(87,496,077)
Net unrealized gains on securities and foreign currency related transactions	143,428,380

Total net assets	$853,232,010

Net assets consists of
Class A	$438,809,361
Class B	229,419,614
Class C	107,804,990
Class I	77,198,045

Total net assets	$853,232,010

Shares outstanding
Class A	20,209,249
Class B	11,213,787
Class C	5,269,794
Class I	3,498,698

Net asset value per share
Class A	$21.71
Class A - Offering price (based on sales charge of 5.75%)	$23.03
Class B	$20.46
Class C	$20.46
Class I	$22.06

See Notes to Financial Statements

17

STATEMENT OF OPERATIONS

Six Months Ended January 31, 2005 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $134,835)	$9,899,562

Expenses
Advisory fee	2,634,860
Distribution Plan expenses
Class A	600,124
Class B	1,247,938
Class C	560,999
Administrative services fee	421,445
Transfer agent fees	2,055,945
Trustees' fees and expenses	6,002
Printing and postage expenses	49,588
Custodian and accounting fees	92,177
Registration and filing fees	7,526
Professional fees	12,578
Other	7,625

Total expenses	7,696,807
Less: Expense reductions	(3,054)
Fee waivers	(422,092)

Net expenses	7,271,661

Net investment income	2,627,901

Net realized and unrealized gains or losses on
securities and foreign currency related transactions
Net realized gains on:
Securities	30,550,033
Foreign currency related transactions	1,521

Net realized gains on securities and foreign currency related transactions	30,551,554
Net change in unrealized gains or losses on securities and foreign
currency related transactions	51,374,743

Net realized and unrealized gains or losses on securities and foreign
currency related transactions	81,926,297

Net increase in net assets resulting from operations	$84,554,198

See Notes to Financial Statements

18

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	January 31, 2005		Year Ended
	(unaudited)		July 31, 2004

Operations
Net investment income (loss)		$ 2,627,901		$ (151,030)
Net realized gains on securities and foreign
currency related transactions		30,551,554		80,073,437
Net change in unrealized gains or losses
on securities and foreign currency
related transactions		51,374,743		(17,019,284)

Net increase in net assets resulting from
operations		84,554,198		62,903,123

Distributions to shareholders from
Net investment income
Class A		(1,643,941)		(27,999)
Class B		(169,154)		0
Class C		(97,710)		0
Class I		(417,639)		(114,794)
Net realized gains
Class A		(23,081,332)		(10,601,061)
Class B		(14,716,441)		(15,968,762)
Class C		(6,721,069)		(905,625)
Class I		(4,599,438)		(6,313,046)

Total distributions to shareholders		(51,446,724)		(33,931,287)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	2,920,611	62,838,794	3,453,769	73,707,828
Class B	149,308	3,014,402	458,832	9,279,446
Class C	69,413	1,404,446	167,244	3,375,553
Class I	194,095	4,108,496	543,511	11,735,646

		71,366,138		98,098,473

Net asset value of shares issued in
reinvestment of distributions
Class A	1,119,642	23,858,697	518,564	10,269,088
Class B	705,387	14,125,588	806,962	15,187,020
Class C	316,233	6,333,082	39,556	744,435
Class I	213,738	4,632,634	273,686	5,498,850

		48,950,001		31,699,393

Automatic conversion of Class B shares
to Class A shares
Class A	1,206,752	25,839,727	3,331,022	71,176,364
Class B	(1,278,331)	(25,839,727)	(3,506,721)	(71,176,364)

		0		0

Payment for shares redeemed
Class A	(2,506,648)	(53,634,076)	(3,302,201)	(70,505,188)
Class B	(2,171,485)	(43,817,439)	(3,924,491)	(79,503,777)
Class C	(990,718)	(20,029,350)	(1,508,359)	(30,727,922)
Class I	(841,240)	(18,334,017)	(1,646,673)	(35,390,675)

		(135,814,882)		(216,127,562)

Net asset value of shares issued in
acquisition
Class A	0	0	7,245,794	148,176,855
Class B	0	0	7,339,862	142,615,064
Class C	0	0	6,572,650	127,715,256
Class I	0	0	196,167	4,065,539

		0		422,572,714

See Notes to Financial Statements

19

STATEMENTS OF CHANGES IN NET ASSETS continued

Six Months Ended
	January 31, 2005	Year Ended
	(unaudited)	July 31, 2004

Capital share transactions continued
Net increase (decrease) in net assets
resulting from capital share transactions	$ (15,498,743)	$ 336,243,018

Total increase in net assets	17,608,731	365,214,854
Net assets
Beginning of period	835,623,279	470,408,425

End of period	$ 853,232,010	$ 835,623,279

Undistributed (overdistributed) net
investment income (loss)	$ 220,993	$ (78,464)

See Notes to Financial Statements

20

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Growth and Income Fund (the "Fund") is a diversified series of Evergreen Equity Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C and Institutional ("Class I") shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are no longer sold with a front-end sales charge but are still subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market prices due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on securities.

c. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

e. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

f. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee starting at 0.70% and declining to 0.50% as average daily net assets increase.

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended January 31, 2005, EIMC waived its fee in the amount of $422,092, which represents 0.10% of the Fund's average daily net assets (on an annualized basis).

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended January 31, 2005, the transfer agent fees were equivalent to an annual rate of 0.49% of the Fund's average daily net assets.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the six months ended January 31, 2005, the Fund paid brokerage commissions of $20,877 to Wachovia Securities, LLC.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund's shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended January 31, 2005, EIS received $4,827 from the sale of Class A shares and $308,378 and $2,030 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. ACQUISITION

Effective at the close of business on December 5, 2003, the Fund acquired the net assets of Evergreen Capital Growth Fund in a tax-free exchange for Class A, Class B, Class C and Class I shares of the Fund. Shares were issued to Class A, Class B, Class C and Class I shares of Evergreen Capital Growth Fund at an exchange ratio of 1.00, 1.02, 0.95 and 1.00 for Class A, Class B, Class C and Class I shares, respectively, of the Fund. The acquired net assets consisted primarily of portfolio securities with unrealized appreciation of $33,299,246. The aggregate net assets of the Fund and Evergreen Capital Growth Fund immediately prior to the acquisition were $493,989,654 and $422,572,714, respectively. The aggregate net assets of the Fund immediately after the acquisition were $916,562,368.

23

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

6. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $287,082,517 and $337,315,729, respectively, for the six months ended January 31, 2005.

During the six months ended January 31, 2005, the Fund loaned securities to certain brokers. At January 31, 2004, the value of securities on loan and the value of collateral amounted to $33,923,803 and $34,157,175, respectively. During the six months ended January 31, 2005, the Fund earned $12,440 in income from securities lending which is included in dividend income on the Statement of Operations.

On January 31, 2005, the aggregate cost of securities for federal income tax purposes was $748,721,511. The gross unrealized appreciation and depreciation on securities based on tax cost was $150,760,678 and $9,736,821, respectively, with a net unrealized appreciation of $141,023,857.

As of July 31, 2004, the Fund had $111,368,725 in capital loss carryovers for federal income tax purposes with $109,036,129 expiring in 2009 and $2,332,596 expiring in 2010.

Certain portions of the capital loss carryovers of the Fund were assumed as a result of acquisitions. Utilization of these capital loss carryovers were limited during the year ended July 31, 2004 in accordance with income tax regulations.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended January 31, 2005, the Fund did not participate in the interfund lending program.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

24

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended January 31, 2005, the Fund had no borrowings under this agreement.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, "Evergreen") have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission ("SEC") informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff's proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC's affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund's prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund's prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client's net gain and the fees earned by EIMC and the expenses incurred by this fund on the client's account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager's net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager's account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

25

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen's mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC's ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

26

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27

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp.
Term of office since: 1991	(fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc.
Other directorships: None	(investment advice); Former Director, Executive Vice President and Treasurer, State Street
Research & Management Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner,
Trustee	Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge,
DOB: 1/10/1952	26th Judicial District, Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private equity firm); Trustee,
Trustee	The Phoenix Group of Mutual Funds; Director, Obagi Medical Products Co.; Director,
DOB: 2/14/1939	Diversapack Co.; Former Director, Lincoln Educational Services; Former Chairman of the Board
Term of office since: 1983	and Chief Executive Officer, Carson Products Company (manufacturing); Former Director,
Other directorships: Trustee, The	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI Steel Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Manager, Nucor Steel Company; Former Director,
DOB: 7/14/1939	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior
Trustee	Packaging Corp.; Director, National Kidney Foundation of North Carolina, Inc.; Former Director,
DOB: 8/26/1955	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of
Term of office since: 1982	Executive Search Consultants); Director, J&M Cumming Paper Co. (paper merchandising);
Other directorships: None	Former Trustee, NDI Technologies, LLP (communications); Former Vice Chairman, DHR
International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director,
Trustee	Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health
DOB: 6/2/1947	Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Term of office since: 1984	Cash Resource Trust
Other directorships: None

28

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director,
Trustee	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee,
Trustee	Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA;
DOB: 8/11/1939	Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association;
Term of office since: 1993	Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA [2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees
DOB: 12/12/1937	of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro [3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Carol Kosel[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.
Treasurer
DOB: 12/25/1963
Term of office since: 1999

Michael H. Koonce [4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each Trustee oversees 93 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, North Carolina 28202.

2 Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $248 billion in assets under management as of December 31, 2004 and a history of innovation spanning more than 70 years, we offer the strength that comes with experience.
- **Excellence**—We have been consistently recognized for risk-adjusted historical performance through disciplined, rigorous management focused on achieving sustainable success.
- **Experience**—Our investment managers are seasoned professionals who share their diverse points of view and have the perspective that comes with weathering good markets and bad.
- **Commitment**—We are dedicated to helping investment professionals and their clients achieve important goals through the investments, service and education we offer.

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858

Evergreen Investor Services 800.343.2898

For the sixth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2004, Evergreen was ranked fourth overall out of 38 participating companies.

565221 rv2 3/2005

Evergreen Investments
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

565221 rv2 3/2005

Evergreen Large Cap Value Fund

Evergreen

LARGE CAP VALUE FUND

Semiannual Report
as of January 31, 2005

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND'S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
15	STATEMENT OF ASSETS AND LIABILITIES
16	STATEMENT OF OPERATIONS
17	STATEMENTS OF CHANGES IN NET ASSETS
18	NOTES TO FINANCIAL STATEMENTS
24	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q will be available on the SEC's Web site at http://www.sec.gov. In addition, the fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund's proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC's Web site at http://www.sec.gov. The fund's proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2005, Evergreen Investment Management Company, LLC.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

March 2005

Dennis H. Ferro President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen Large Cap Value Fund, which covers the six-month period ended January 31, 2005.

In planning for the investment period, Evergreen's equity portfolio teams endeavored to prepare for a variety of developments, both geopolitical and fundamental, that could affect market performance. The potential for terrorist activity dominated our geopolitical concerns, while moderating Gross Domestic Product (GDP) growth, higher oil prices, and the Federal Reserve's intentions for interest rates topped our list of fundamental concerns. Fortunately, the worst of the geopolitical fears failed to materialize as the Olympics and the presidential election passed without incident, yet the fear of such activity likely played a large role regarding market sentiment. Indeed, despite the fundamentals supporting growth in earnings and the economy, light volume and sluggish trading characterized the start of the investment period. Only after oil prices peaked and the presidential election was quickly decided did the equity markets begin to recover.

The fundamentals supporting economic growth, while still solid, had clearly moderated from the beginning of 2004. At times during the investment period, reports on the economy sent mixed signals, a condition we believed was symptomatic of the economy's transition from recovery to expansion. During recovery, GDP typically surges from the previous recession's period of weakness. As the recovery matures into expansion, the rates of growth appear less spectacular, and the percentage growth comparisons from prior

1

LETTER TO SHAREHOLDERS continued

periods become more difficult to maintain. As reports on manufacturing, services, consumption and investment continued to indicate more moderate, but still healthy, levels of output, overall economic growth finished the period in the range of 4%.

Higher oil prices also affected market performance as an inverse relationship between stocks and oil became more pronounced during the investment period. Our energy team suggested that supply and demand characteristics pointed to oil being fairly valued in the mid – $30 per barrel range. Yet after allowing for a terror premium of approximately $5 – $10 per barrel, our thinking went, anything above the low $40's indicated speculative fervor that would likely prove unsustainable over the long-term. The drop in prices from the mid-$50's to the low $40's in early November helped confirm our suspicions, yet prices persisted higher in early 2005.

In addition to these challenges, the Federal Reserve maintained their "measured" removal of policy accommodation during the last six months. The central bank gradually raised the federal funds rate by 25 basis points at the conclusion of each Fed meeting, finishing January with its target for the benchmark set at 2.25% . The Fed's transparency throughout this process, however, limited the potential for major market swings.

While equity market sentiment was challenged and volume was low in the early stages of the period, our portfolio managers remained focused on the positive fundamentals supporting corporate profit growth. All the massive cost cutting and refinancing of debt enabled a majority of companies to significantly strengthen the operating leverage on their income statements. As a result, better than expected sales, with lower costs, resulted in solid margin expansion. Operating earnings for companies in the S&P 500 Index climbed by

2

LETTER TO SHAREHOLDERS continued

approximately 20% during the second half of 2004, once again exceeding consensus forecasts.

In this environment, we continue to recommend a diversified equity strategy, including investment style, market capitalization, and region, in an attempt to participate in market gains while limiting the potential for losses in long-term portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing recent SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of January 31, 2005

MANAGEMENT TEAM

Edmond Choi GMO U.S. Active Team Lead Manager

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 12/31/2004.

The domestic equity style box placement is based on 10 growth and valuation measures for each of the fund's holdings, as well as the size of the companies in which it invests, or median market capitalization.

PERFORMANCE AND RETURNS

Portfolio inception date: 5/31/1989

	Class A	Class B	Class C	Class I
Class inception date	5/31/1989	1/6/2003	1/6/2003	1/6/2003

Nasdaq symbol	EILAX	EILBX	EILCX	EILIX

6-month return with sales charge	-0.18%	0.42%	4.41%	N/A

6-month return w/o sales charge	5.89%	5.42%	5.41%	5.98%

Average annual return*

1-year with sales charge	0.36%	0.58%	4.55%	N/A

1-year w/o sales charge	6.47%	5.58%	5.55%	6.63%

5-year	5.33%	5.92%	6.21%	6.63%

10-year	10.85%	11.31%	11.31%	11.53%

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. The maximum applicable sales charge is 5.75% for Class A, 5.00% for Class B and 1.00% for Class C. Class I is not subject to a sales charge. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes B, C and I prior to their inception is based on the performance of Class A. Historical performance for Class A prior to 1/6/2003 is based on the performance of the fund's predecessor fund, GMO Pelican Fund. The historical returns for Classes A, B and C have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I and the predecessor fund do not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B and C would have been lower.

The advisor is waiving a portion of its advisory fee and reimbursing a portion of the 12b-1 fee for Class A. Had the fees not been waived or reimbursed, returns would have been lower.

4

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Large Cap Value Fund Class A shares, versus a similar investment in the Russell 1000 Value Index (Russell 1000 Value) and the Consumer Price Index (CPI).

The Russell 1000 Value is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value.

All data is as of January 31, 2005, and subject to change.

5

ABOUT YOUR FUND'S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2004 to January 31, 2005.

The example illustrates your fund's costs in two ways:

• Actual expenses

The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	8/1/2004	1/31/2005	Period*

Actual
Class A	$ 1,000.00	$ 1,058.92	$ 5.76
Class B	$ 1,000.00	$ 1,054.15	$10.04
Class C	$ 1,000.00	$ 1,054.05	$10.04
Class I	$ 1,000.00	$ 1,059.83	$ 4.88
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,019.61	$ 5.65
Class B	$ 1,000.00	$ 1,015.43	$ 9.86
Class C	$ 1,000.00	$ 1,015.43	$ 9.86
Class I	$ 1,000.00	$ 1,020.47	$ 4.79

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class
(1.11% for Class A, 1.94% for Class B, 1.94% for Class C and 0.94% for Class I), multiplied by the average account value over the period, multiplied by 184 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months
	Ended	Year Ended July 31,		Year Ended February 28,
	January 31, 2005
CLASS A	(unaudited)	2004	2003 [1]	2003 [2]	2002 [2,3]	2001 [2]	2000 [2]

Net asset value, beginning of period	$ 10.36	$ 8.84	$ 7.76	$ 10.83	$ 11.37	$ 11.15	$ 15.73

Income from investment operations
Net investment income	0.06	0.10[4]	0.05	0.24	0.22	0.28	0.30
Net realized and unrealized gains or losses
on securities, futures contracts and
foreign currency related transactions	0.55	1.51	1.21	(2.59)	0.03[5]	2.68	(0.78)

Total from investment operations	0.61	1.61	1.26	(2.35)	0.25	2.96	(0.48)

Distributions to shareholders from
Net investment income	(0.05)	(0.09)	(0.18)	(0.12)	(0.20)	(0.29)	(0.36)
Net realized gains	0	0	0	(0.60)	(0.59)	(2.45)	(3.74)

Total distributions to shareholders	(0.05)	(0.09)	(0.18)	(0.72)	(0.79)	(2.74)	(4.10)

Net asset value, end of period	$ 10.92	$ 10.36	$ 8.84	$ 7.76	$ 10.83	$ 11.37	$ 11.15

Total return [6]	5.89%	18.23%	16.32%	(22.64%)	2.17%	28.99%	(5.80%)

Ratios and supplemental data
Net assets, end of period (thousands)	$55,755	$44,423	$22,310	$17,730	$114,299	$116,067	$117,033
Ratios to average net assets
Expenses [7]	1.11%[8]	1.19%	1.17%[8]	0.78%	0.75%	0.75%	0.93%
Net investment income	1.33%[8]	1.01%	1.38%[8]	1.52%	1.97%	2.34%	1.79%
Portfolio turnover rate	36%	130%	56%	150%	72%	36%	32%

1 For the five months ended July 31, 2003. The Fund changed its fiscal year end from February 28 to July 31, effective July 31, 2 003.
2 Effective at the close of business on January 3, 2003, the Fund acquired the net assets of GMO Pelican Fund. GMO Pelican Fund was the accounting and performance survivor in this transaction. The financial highlights for the periods prior to January 6, 2003 are those of GM O Pelican Fund.
3 As required, effective March 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on its fixed-income securities. The effect of this change for the year ended February 28, 2002 was a decrease in net investment income per share of $0.02; an i ncrease in net realized gains or losses per share of $0.02 and a decrease to the ratio of net investment income to average net assets of 0.16%. The above per share information, ratios and supplemental data for periods pri or to March 1, 2001 have not been restated to reflect this change in presentation.
4 Net investment income (loss) per share is base d on average shares outstanding during the period.
5 The per share net realized and unrealized gains or losses is not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio.
6 Excluding applicable sales charges
7 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
8 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended July 31,		Year Ended
	January 31, 2005			February 28,
CLASS B	(unaudited)	2004	2003 [1]	2003 [2]

Net asset value, beginning of period	$ 10.34	$ 8.82	$ 7.76	$ 8.55

Income from investment operations
Net investment income	0.03	0.02 [3]	0.01 [3]	0 [3]

Net realized and unrealized gains or losses on securities, futures contracts and foreign currency related transactions	0.53	1.51	1.20	(0.79)

Total from investment operations	0.56	1.53	1.21	(0.79)

Distributions to shareholders from
Net investment income	(0.01)	(0.01)	(0.15)	0

Net asset value, end of period	$ 10.89	$ 10.34	$ 8.82	$ 7.76

Total return [4]	5.42%	17.33%	15.71%	(9.24%)

Ratios and supplemental data
Net assets, end of period (thousands)	$24,228	$19,835	$5,790	$1,174
Ratios to average net assets
Expenses [5]	1.94%[6]	2.05%	2.14%[6]	2.15%[6]
Net investment income	0.50%[6]	0.15%	0.34%[6]	0.13%[6]
Portfolio turnover rate	36%	130%	56%	150%

1 For the five months ended July 31, 2003. The Fund changed its fisc al year end from February 28 to July 31, effective July 31, 2003.
2 For the period from January 6, 2003 (commencement of class operations), to February 28, 2003.
3 Net investment income (loss) per share is based on average shares outstanding during the period.
4 Excluding applicable sales charges
5 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
6 Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year EndedJuly 31,		Year Ended
	January 31, 2005			February 28,
CLASS C	(unaudited)	2004	2003 [1]	2003 [2]

Net asset value, beginning of period	$ 10.35	$ 8.83	$ 7.76	$8.55

Income from investment operations
Net investment income	0.03	0.01 [3]	0.01 [3]	0 [3]
Net realized and unrealized gains or losses on securities, futures contracts and foreign currency related transactions	0.53	1.52	1.20	(0.79)

Total from investment operations	0.56	1.53	1.21	(0.79)

Distributions to shareholders from
Net investment income	(0.01)	(0.01)	(0.14)	0

Net asset value, end of period	$ 10.90	$ 10.35	$ 8.83	$7.76

Total return [4]	5.41%	17.33%	15.73%	(9.24%)

Ratios and supplemental data
Net assets, end of period (thousands)	$12,027	$10,860	$2,824	$ 144
Ratios to average net assets
Expenses [5]	1.94%[6]	2.05%	2.16%[6]	2.14%[6]
Net investment income	0.50%[6]	0.15%	0.29%[6]	0.25%[6]
Portfolio turnover rate	36%	130%	56%	150%

1 For the five months ended July 31, 2003. The Fund changed its fisc al year end from February 28 to July 31, effective July 31, 2003.
2 For the period from January 6, 2003 (commencement of class operations), to February 28, 2003.
3 Net investment income (loss) per share is based on average shares outstanding during the period.
4 Excluding applicable sales charges
5 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
6 Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year EndedJuly 31,		Year Ended
	January 31, 2005			February 28,
CLASS I	(unaudited)	2004	2003 [1]	2003 [2]

Net asset value, beginning of period	$10.36	$ 8.84	$ 7.76	$8.55

Income from investment operations
Net investment income	0.08	0.12 [3]	0.09	0.01 [3]

Net realized and unrealized gains or losses on securities, futures contracts and foreign currency related transactions	0.54	1.50	1.17	(0.80)

Total from investment operations	0.62	1.62	1.26	(0.79)

Distributions to shareholders from

Net investment income	(0.06)	(0.10)	(0.18)	0

Net asset value, end of period	$10.92	$10.36	$ 8.84	$7.76

Total return	5.98%	18.36%	16.36%	(9.24%)

Ratios and supplemental data
Net assets, end of period (thousands)	$6,719	$6,316	$ 476	$ 136
Ratios to average net assets
Expenses [4]	0.94%[5]	1.06%	1.14%5	1.21%[5]
Net investment income	1.48%[5]	1.15%	1.34%5	1.09%[5]
Portfolio turnover rate	36%	130%	56%	150%

1 For the five months ended July 31, 2003. The Fund changed its fisc al year end from February 28 to July 31, effective July 31, 2003.
2 For the period from January 6, 2003 (commencement of class operations), to February 28, 2003.
3 Net investment income (loss) per share is based on average shares outstanding during the period.
4 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
5 Annualized

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

January 31, 2005 (unaudited)

	Shares	Value

COMMON STOCKS 94.0%
CONSUMER DISCRETIONARY 19.5%
Auto Components 0.7%
Johnson Controls, Inc.	7,600	$449,616
Lear Corp.	4,600	248,400

		698,016

Automobiles 0.3%
Harley-Davidson, Inc.	4,500	270,495

Hotels, Restaurants & Leisure 0.5%
Applebee's International, Inc.	18,500	515,410

Household Durables 2.5%
Centex Corp.	4,500	275,895
KB Home	6,700	727,955
Pulte Homes, Inc.	12,500	826,000
Standard Pacific Corp.	9,300	618,729

		2,448,579

Media 4.9%
Omnicom Group, Inc.	7,400	628,186
Time Warner, Inc. *	64,600	1,162,800
Viacom, Inc., Class B	54,000	2,016,360
Walt Disney Co.	37,300	1,067,899

		4,875,245

Multi-line Retail 3.5%
Dollar General Corp.	83,500	1,687,535
Federated Department Stores, Inc.	31,000	1,760,800

		3,448,335

Specialty Retail 4.8%
Home Depot, Inc.	83,800	3,457,588
Lowe's Companies, Inc.	21,900	1,248,081

		4,705,669

Textiles, Apparel & Luxury Goods 2.3%
Jones Apparel Group, Inc.	45,300	1,523,439
Liz Claiborne, Inc.	17,500	733,950

		2,257,389

CONSUMER STAPLES 10.4%
Food & Staples Retailing 2.1%
Kroger Co. *	40,800	697,680
SUPERVALUE, Inc.	42,600	1,346,586

		2,044,266

Food Products 3.3%
Dean Foods Co. *	29,800	1,049,854
Sara Lee Corp.	93,400	2,193,032

		3,242,886

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

January 31, 2005 (unaudited)

	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Household Products 1.8%
Kimberly-Clark Corp.	26,500	$1,736,015

Tobacco 3.2%
Altria Group, Inc.	50,300	3,210,649

ENERGY 6.5%
Oil & Gas 6.5%
Ashland, Inc.	21,700	1,331,946
ChevronTexaco Corp.	18,200	990,080
ConocoPhillips	13,100	1,215,549
Exxon Mobil Corp.	44,400	2,291,040
Valero Energy Corp.	11,100	577,533

		6,406,148

FINANCIALS 22.4%
Capital Markets 0.7%
Morgan Stanley	13,100	733,076

Commercial Banks 2.8%
Bank of America Corp.	30,400	1,409,648
National City Corp.	19,500	693,225
Wells Fargo & Co.	11,100	680,430

		2,783,303

Consumer Finance 2.9%
Capital One Financial Corp.	6,200	485,336
MBNA Corp.	57,200	1,520,376
Providian Financial Corp. *	48,500	808,980

		2,814,692

Diversified Financial Services 2.6%
Citigroup, Inc.	51,200	2,511,360

Insurance 10.5%
Allstate Corp.	37,700	1,901,588
AMBAC Financial Group, Inc.	12,100	930,248
American International Group, Inc.	13,600	901,544
Chubb Corp.	12,400	923,552
CNA Financial Corp. * (p)	46,200	1,221,528
Hartford Financial Services Group, Inc.	14,600	982,434
Marsh & McLennan Co.	23,800	773,500
MetLife, Inc.	24,300	965,925
Old Republic International Corp.	54,100	1,255,120
Protective Life Corp.	12,300	506,268

		10,361,707

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

January 31, 2005 (unaudited)

	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Thrifts & Mortgage Finance 2.9%
Fannie Mae	10,000	$645,800
Freddie Mac	13,600	887,944
Radian Group, Inc.	14,900	714,306
Washington Mutual, Inc.	16,000	645,600
		2,893,650

HEALTH CARE 13.4%
Health Care Equipment & Supplies 0.7%
Guidant Corp.	9,600	695,904

Health Care Providers & Services 2.5%
Cardinal Health, Inc.	5,100	287,232
CIGNA Corp.	13,100	1,051,275
UnitedHealth Group, Inc.	13,400	1,191,260

		2,529,767

Pharmaceuticals 10.2%
Johnson & Johnson	48,500	3,137,950
Merck & Co., Inc.	117,500	3,295,875
Pfizer, Inc.	149,400	3,609,504

		10,043,329

INDUSTRIALS 4.5%
Aerospace & Defense 1.4%
Honeywell International, Inc.	25,800	928,284
United Technologies Corp.	4,700	473,196

		1,401,480

Commercial Services & Supplies 1.1%
Cendant Corp.	46,300	1,090,365

Industrial Conglomerates 1.7%
General Electric Co.	47,900	1,730,627

Road & Rail 0.3%
Burlington Northern Santa Fe Corp.	5,200	250,536

INFORMATION TECHNOLOGY 7.2%
Computers & Peripherals 3.4%
Dell, Inc. *	41,900	1,749,744
Hewlett-Packard Co.	16,300	319,317
Lexmark International, Inc., Class A *	16,000	1,333,600

		3,402,661

Electronic Equipment & Instruments 0.7%
Ingram Micro, Inc., Class A *	31,600	583,968
Tech Data Corp. *	3,600	151,308

		735,276

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

January 31, 2005 (unaudited)

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
IT Services 1.1%
First Data Corp.	25,900	$ 1,055,166

Software 2.0%
Microsoft Corp.	73,287	1,925,982

TELECOMMUNICATION SERVICES 8.1%
Diversified Telecommunication Services 8.1%
BellSouth Corp.	67,700	1,776,448
Iowa Telecommunication Services	27,800	562,950
SBC Communications, Inc.	126,800	3,012,768
Verizon Communications, Inc.	74,700	2,658,573

		8,010,739

UTILITIES 2.0%
Electric Utilities 1.0%
American Electric Power Co., Inc.	27,300	962,325

Multi-Utilities & Unregulated Power 1.0%
Sempra Energy	27,000	1,004,940

Total Common Stocks (cost $87,631,759)		92,795,987

SHORT-TERM INVESTMENTS 6.4%
MUTUAL FUND SHARES 6.4%
Evergreen Institutional Money Market Fund ø	5,044,222	5,044,222
Navigator Prime Portfolio (pp)	1,235,850	1,235,850

Total Short-Term Investments (cost $6,280,072)		6,280,072

Total Investments (cost $93,911,831) 100.4%		99,076,059
Other Assets and Liabilities (0.4%)		(347,845)

Net Assets 100.0%		$98,728,214

*	Non-income producing security
(p)	All or a portion of this security is on loan.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
(pp)	Represents investment of cash collateral received from securities on loan.

The following table shows the percent of total long-term investments by sector as of January 31, 2005:

Financials	23.9%
Consumer Discretionary	20.7%
Health Care	14.3%
Consumer Staples	11.0%
Telecommunication Services	8.6%
Information Technology	7.7%
Energy	6.9%
Industrials	4.8%
Utilities	2.1%

100.0%

See Notes to Financial Statements

14

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2005 (unaudited)

Assets
Investments in securities, at value (cost $93,911,831) including $1,221,528 of
securities loaned	$99,076,059
Initial margin deposit	121,600
Receivable for securities sold	823,910
Receivable for Fund shares sold	371,481
Dividends receivable	157,754
Receivable for daily variation margin on open futures contracts	12,950
Receivable for securities lending income	58
Prepaid expenses and other assets	27,798

Total assets	100,591,610

Liabilities
Payable for securities purchased	441,551
Payable for Fund shares redeemed	157,030
Payable for securities on loan	1,235,850
Advisory fee payable	964
Due to other related parties	409
Accrued expenses and other liabilities	27,592

Total liabilities	1,863,396

Net assets	$98,728,214

Net assets represented by
Paid-in capital	$99,253,959
Undistributed net investment income	253,404
Accumulated net realized losses on securities, futures contracts and foreign
currency related transactions	(5,942,259)
Net unrealized gains on securities and futures contracts	5,163,110

Total net assets	$98,728,214

Net assets consists of
Class A	$55,754,830
Class B	24,227,629
Class C	12,027,066
Class I	6,718,689

Total net assets	$98,728,214

Shares outstanding
Class A	5,107,669
Class B	2,225,261
Class C	1,103,455
Class I	615,469

Net asset value per share
Class A	$10.92
Class A - Offering price (based on sales charge of 5.75%)	$11.59
Class B	$10.89
Class C	$10.90
Class I	$10.92

See Notes to Financial Statements

15

STATEMENT OF OPERATIONS

Six Months Ended January 31, 2005 (unaudited)

Investment income
Dividends	$1,104,591

Expenses
Advisory fee	317,472
Distribution Plan expenses
Class A	51,511
Class B	111,671
Class C	58,462
Administrative services fee	45,281
Transfer agent fees	98,441
Trustees' fees and expenses	567
Printing and postage expenses	12,274
Custodian and accounting fees	11,868
Registration and filing fees	32,038
Professional fees	8,839
Other	1,122

Total expenses	749,546
Less: Expense reductions	(291)
Fee waivers and expense reimbursements	(109,877)

Net expenses	639,378

Net investment income	465,213

Net realized and unrealized gains or losses on securities and futures contracts
Net realized gains on:
Securities	1,322,883
Futures contracts	116,068

Net realized gains on securities and futures contracts	1,438,951
Net change in unrealized gains or losses on securities and futures contracts	3,103,856

Net realized and unrealized gains or losses on securities and futures contracts	4,542,807

Net increase in net assets resulting from operations	$5,008,020

See Notes to Financial Statements

16

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	January 31, 2005		Year Ended
	(unaudited)		July 31, 2004

Operations
Net investment income		$465,213		$424,091
Net realized gains on securities, futures
contracts and foreign currency related
transactions		1,438,951		7,226,559
Net change in unrealized gains or losses
on securities and futures contracts		3,103,856		440,957

Net increase in net assets resulting
from operations		5,008,020		8,091,607

Distributions to shareholders from
Net investment income
Class A		(233,133)		(299,760)
Class B		(19,670)		(12,556)
Class C		(10,028)		(8,084)
Class I		(34,860)		(47,600)

Total distributions to shareholders		(297,691)		(368,000)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	1,113,839	11,875,684	2,483,624	24,573,585
Class B	504,404	5,346,856	1,550,266	15,245,166
Class C	184,107	1,940,061	878,864	8,568,567
Class I	89,979	970,660	643,274	6,114,130

		20,133,261		54,501,448

Net asset value of shares issued in
reinvestment of distributions
Class A	19,708	213,102	27,399	276,251
Class B	1,692	17,951	1,127	11,544
Class C	793	8,420	709	7,164
Class I	1,485	16,056	1,753	17,925

		255,529		312,884

Automatic conversion of Class B
shares to Class A shares
Class A	24,342	259,204	42,287	417,743
Class B	(24,392)	(259,204)	(42,377)	(417,743)

		0		0

Payment for shares redeemed
Class A	(337,871)	(3,652,643)	(789,938)	(7,609,533)
Class B	(174,961)	(1,862,884)	(246,634)	(2,445,397)
Class C	(130,714)	(1,393,362)	(150,022)	(1,527,615)
Class I	(85,530)	(895,251)	(89,404)	(922,686)

		(7,804,140)		(12,505,231)

Net increase in net assets resulting
from capital share transactions		12,584,650		42,309,101

Total increase in net assets		17,294,979		50,032,708
Net assets
Beginning of period		81,433,235		31,400,527

End of period		$98,728,214		$81,433,235

Undistributed net investment income		$253,404		$85,882

See Notes to Financial Statements

17

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Large Cap Value Fund (the "Fund") is a diversified series of Evergreen Equity Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C and Institutional ("Class I") shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are no longer sold with a front-end sales charge but are still subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on securities.

18

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

c. Futures contracts

In order to gain exposure to or protect against changes in security values, the Fund may buy and sell futures contracts. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts.

d. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

e. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date.

f. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

g. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

h. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

19

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee starting at 0.70% and declining to 0.50% as average daily net assets increase.

Grantham, Mayo, Van Otterloo & Co. LLC ("GMO") is the investment sub-advisor to the Fund and is paid by EIMC. GMO does not receive a direct fee from the Fund for its services to the fund.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended January 31, 2005, EIMC waived its fee in the amount of $101,292 and reimbursed expenses relating to Class A shares in the amount of $8,585, which represents 0.22% of the Fund's average daily net assets and 0.03% of the average daily net assets of Class A shares, respectively, on an annualized basis.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended January 31, 2005, the transfer agent fees were equivalent to an annual rate of 0.22% of the Fund's average daily net assets.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund's shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares. Class A assets received from GMO Pelican Fund are not assessed a distribution fee.

For the six months ended January 31, 2005, EIS received $15,252 from the sale of Class A shares and $31,502 and $1,153 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $41,686,386 and $30,495,083, respectively, for the six months ended January 31, 2005.

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

At January 31, 2005, the Fund had open futures contracts outstanding as follows:

Initial
		Contract	Value at	Unrealized
Expiration	Contracts	Amount	January 31, 2005	Loss

March 2005	37 S&P 500 Index	$ 2,187,262	$ 2,186,144	$ 1,118

During the six months ended January 31, 2005, the Fund loaned securities to certain brokers. At January 31, 2005, the value of securities on loan and the value of collateral amounted to $1,221,528 and $1,235,850, respectively. During the six months ended January 31, 2005, the Fund earned $135 in income from securities lending which is included in dividend income on the Statement of Operations.

On January 31, 2005, the aggregate cost of securities for federal income tax purposes was $94,647,889. The gross unrealized appreciation and depreciation on securities based on tax cost was $7,571,258 and $3,143,088, respectively, with a net unrealized appreciation of $4,428,170.

As of July 31, 2004, the Fund had $6,794,682 in capital loss carryovers for federal income tax purposes with $46,956 expiring in 2010 and $6,747,726 expiring in 2011.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended January 31, 2005, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended January 31, 2005, the Fund had no borrowings under this agreement.

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, "Evergreen") have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission ("SEC") informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff's proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC's affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund's prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund's prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client's net gain and the fees earned by EIMC and the expenses incurred by this fund on the client's account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager's net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager's account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen's mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC's ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

23

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp.
Term of office since: 1991	(fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc.
Other directorships: None	(investment advice); Former Director, Executive Vice President and Treasurer, State Street
Research & Management Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner,
Trustee	Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge,
DOB: 1/10/1952	26th Judicial District, Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private equity firm); Trustee,
Trustee	The Phoenix Group of Mutual Funds; Director, Obagi Medical Products Co.; Director,
DOB: 2/14/1939	Diversapack Co.; Former Director, Lincoln Educational Services; Former Chairman of the Board
Term of office since: 1983	and Chief Executive Officer, Carson Products Company (manufacturing); Former Director,
Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI Steel Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Manager, Nucor Steel Company; Former Director,
DOB: 7/14/1939	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior
Trustee	Packaging Corp.; Director, National Kidney Foundation of North Carolina, Inc.; Former Director,
DOB: 8/26/1955	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of
Term of office since: 1982	Executive Search Consultants); Director, J&M Cumming Paper Co. (paper merchandising);
Former Trustee, NDI Technologies, LLP (communications); Former Vice Chairman, DHR
Other directorships: None	International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director,
Trustee	Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health
DOB: 6/2/1947	Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Term of office since: 1984	Cash Resource Trust
Other directorships: None

24

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director,
Trustee	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee,
Trustee	Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA;
DOB: 8/11/1939	Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association;
Term of office since: 1993	Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA [2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees
DOB: 12/12/1937	of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro [3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Carol Kosel[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.
Treasurer
DOB: 12/25/1963
Term of office since: 1999

Michael H. Koonce [4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each
Trustee oversees 93 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083,
Charlotte, North Carolina 28202.
2 Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the
Fund's investment advisor.
3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.
Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

567762 rv2 3/2005

Evergreen Mid Cap Value Fund

Evergreen

MID CAP VALUE FUND

Semiannual Report
as of January 31, 2005

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND'S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
14	STATEMENT OF ASSETS AND LIABILITIES
15	STATEMENT OF OPERATIONS
16	STATEMENTS OF CHANGES IN NET ASSETS
17	NOTES TO FINANCIAL STATEMENTS
24	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q will be available on the SEC's Web site at http://www.sec.gov. In addition, the fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund's proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC's Web site at http://www.sec.gov. The fund's proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2005, Evergreen Investment Management Company, LLC.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

March 2005

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen Mid Cap Value Fund, which covers the six-month period ended January 31, 2005.

In planning for the investment period, Evergreen's equity portfolio teams endeavored to prepare for a variety of developments, both geopolitical and fundamental, that could affect market performance. The potential for terrorist activity dominated our geopolitical concerns, while moderating Gross Domestic Product (GDP) growth, higher oil prices, and the Federal Reserve's intentions for interest rates topped our list of fundamental concerns. Fortunately, the worst of the geopolitical fears failed to materialize as the Olympics and the presidential election passed without incident, yet the fear of such activity likely played a large role regarding market sentiment. Indeed, despite the fundamentals supporting growth in earnings and the economy, light volume and sluggish trading characterized the start of the investment period. Only after oil prices peaked and the presidential election was quickly decided did the equity markets begin to recover.

The fundamentals supporting economic growth, while still solid, had clearly moderated from the beginning of 2004. At times during the investment period, reports on the economy sent mixed signals, a condition we believed was symptomatic of the economy's transition from recovery to expansion. During recovery, GDP typically surges from the previous recession's period of weakness. As the recovery matures into expansion, the rates of growth appear less spectacular, and the percentage growth comparisons from prior

1

LETTER TO SHAREHOLDERS continued

periods become more difficult to maintain. As reports on manufacturing, services, consumption and investment continued to indicate more moderate, but still healthy, levels of output, overall economic growth finished the period in the range of 4%.

Higher oil prices also affected market performance as an inverse relationship between stocks and oil became more pronounced during the investment period. Our energy team suggested that supply and demand characteristics pointed to oil being fairly valued in the mid – $30 per barrel range. Yet after allowing for a terror premium of approximately $5 – $10 per barrel, our thinking went, anything above the low $40's indicated speculative fervor that would likely prove unsustainable over the long-term. The drop in prices from the mid-$50's to the low $40's in early November helped confirm our suspicions, yet prices persisted higher in early 2005.

In addition to these challenges, the Federal Reserve maintained their "measured" removal of policy accommodation during the last six months. The central bank gradually raised the federal funds rate by 25 basis points at the conclusion of each Fed meeting, finishing January with its target for the benchmark set at 2.25%. The Fed's transparency throughout this process, however, limited the potential for major market swings.

While equity market sentiment was challenged and volume was low in the early stages of the period, our portfolio managers remained focused on the positive fundamentals supporting corporate profit growth. All the massive cost cutting and refinancing of debt enabled a majority of companies to significantly strengthen the operating leverage on their income statements. As a result, better than expected sales, with lower costs, resulted in solid margin expansion. Operating earnings for companies in the S&P 500 Index climbed by

2

LETTER TO SHAREHOLDERS continued

approximately 20% during the second half of 2004, once again exceeding consensus forecasts.

In this environment, we continue to recommend a diversified equity strategy, including investment style, market capitalization, and region, in an attempt to participate in markets gains while limiting the potential for losses in long-term portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing recent SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of January 31, 2005

MANAGEMENT TEAM

James L. Kaplan, Ph.D.
J.L. Kaplan Associates, LLC
Lead Manager

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 12/31/2004.

The domestic equity style box placement is based on 10 growth and valuation measures for each of the fund's holdings, as well as the size of the companies in which it invests, or median market capitalization.

PERFORMANCE AND RETURNS

Portfolio inception date: 12/31/1997
	Class A	Class B	Class C	Class I
Class inception date	4/25/2003	4/25/2003	4/25/2003	12/31/1997

Nasdaq symbol	EMVAX	EMVBX	EMVCX	EMVIX

6-month return with sales charge	6.59%	7.72%	11.73%	N/A

6-month return w/o sales charge	13.11%	12.72%	12.73%	13.28%

Average annual return*

1-year with sales charge	6.32%	6.97%	10.97%	N/A

1-year w/o sales charge	12.81%	11.97%	11.97%	13.05%

5-year	9.66%	10.47%	10.72%	11.06%

Since portfolio inception	6.25%	6.97%	6.96%	7.20%

* Adjusted for maximum applicable sales charge, unlessnoted.

Past performance is no guarantee of future results.The performance quoted represents past performance and current performance maybe lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. The maximum applicable sales charge is 5.75% for Class A, 5.00% for Class Band 1.00% for Class C. Class I is not subject to a sales charge. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Historical performance shown for Classes A, B and C prior to their inception is based on theperformance of Class I.

Historical performance for Class I prior to 4/28/2003 is based on the performance of the Institutional shares of the fund's predecessor fund, Undiscovered Managers MidCap Value Fund. The historical returns for Classes A, B and C have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I and Institutional shares do not pay a 12b-1 fee. If these fees had been reflected,returns forClasses A, B and C would have been lower.

The advisor is waiving its advisory fee and reimbursing the fund for a portion of other expenses. Had the fee not been waived and expenses reimbursed, returns would have been lower.

4

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Mid Cap Value Fund Class A shares, versus a similar investment in the Russell Midcap Value Index (Russell Midcap Value) and the Consumer Price Index (CPI).

The Russell Midcap Value is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value.

Mid-cap securities may be subject to special risks associated with narrower product lines and limited financial resources than compared to their large-cap counterparts and, as a result, mid-cap securities may decline significantly in market downturns.

All data is as of January 31, 2005, and subject to change.

5

ABOUT YOUR FUND'S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2004 to January 31, 2005.

The example illustrates your fund's costs in two ways:

• Actual expenses

The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	8/1/2004	1/31/2005	Period*

Actual
Class A	$1,000.00	$ 1,131.08	$6.71
Class B	$1,000.00	$ 1,127.25	$10.46
Class C	$1,000.00	$ 1,127.34	$10.46
Class I	$1,000.00	$ 1,132.77	$5.11
Hypothetical
(5% return
before expenses)
Class A	$1,000.00	$ 1,018.90	$6.36
Class B	$1,000.00	$ 1,015.38	$9.91
Class C	$1,000.00	$ 1,015.38	$9.91
Class I	$1,000.00	$ 1,020.42	$4.84

*	For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.25% for Class A, 1.95% for Class B, 1.95% for Class C and 0.95% for Class I), multiplied by the average account value over the period, multiplied by 184 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months
	Ended	Year Ended July 31,
	January 31, 2005
CLASS A	(unaudited)	2004	2003 [1]

Net asset value, beginning of period	$14.88	$13.49	$11.71

Income from investment operations
Net investment loss	(0.01)	(0.01)	(0.01)[2]
Net realized and unrealized gains or losses on securities	1.93	1.72	1.79

Total from investment operations	1.92	1.71	1.78

Distributions to shareholders from
Net realized gains	(0.71)	(0.32)	0

Net asset value, end of period	$16.09	$14.88	$13.49

Total return [3]	13.11%	12.77%	15.20%

Ratios and supplemental data
Net assets, end of period (thousands)	$4,782	$4,452	$ 44
Ratios to average net assets
Expenses [4]	1.25%[5]	1.42%	1.74%[5]
Net investment loss	(0.17%)[5]	(0.17%)	(0.22%) [5]
Portfolio turnover rate	31%	103%	25%

1 For the period from April 25, 2003 (commencement of class operations), to July 31, 2003.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Excluding applicable sales charges

4 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements .

5 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months
	Ended	Year Ended July 31,
	January 31, 2005
CLASS B	(unaudited)	2004	2003 [1]

Net asset value, beginning of period	$14.77	$13.49	$11.71

Income from investment operations
Net investment loss	(0.07)[2]	(0.06)	(0.04)[2]
Net realized and unrealized gains or losses on securities	1.92	1.66	1.82

Total from investment operations	1.85	1.60	1.78

Distributions to shareholders from
Net realized gains	(0.71)	(0.32)	0

Net asset value, end of period	$15.91	$14.77	$13.49

Total return [3]	12.72%	11.94%	15.20%

Ratios and supplemental data
Net assets, end of period (thousands)	$3,947	$3,292	$ 178
Ratios to average net assets
Expenses [4]	1.95%[5]	2.12%	2.43%[5]
Net investment loss	(0.88%)[5]	(0.85%)	(1.26%)[5]
Portfolio turnover rate	31%	103%	25%

1 For the period from April 25, 2003 (commencement of class operations), to July 31, 2003.
2 Net investment income (loss) per share is based on average shares outstanding during the period.
3 Excluding applicable sales charges
4 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
5 Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months
	Ended	Year Ended July 31,
	January 31, 2005
CLASS C	(unaudited)	2004	2003 [1]

Net asset value, beginning of period	$14.76	$13.48	$11.71
Income from investment operations
Net investment loss	(0.07)[2]	(0.06)	(0.05)[2]
Net realized and unrealized gains or losses on securities	1.92	1.66	1.82

Total from investment operations	1.85	1.60	1.77

Distributions to shareholders from
Net realized gains	(0.71)	(0.32)	0

Net asset value, end of period	$15.90	$14.76	$13.48

Total return [3]	12.73%	11.95%	15.12%

Ratios and supplemental data
Net assets, end of period (thousands)	$3,161	$3,127	$ 14
Ratios to average net assets
Expenses [4]	1.95%[5]	2.14%	2.40%[5]
Net investment loss	(0.86%)[5]	(0.85%)	(1.46%)[5]
Portfolio turnover rate	31%	103%	25%

1 For the period from April 25, 2003 (commencem ent of class operations), to July 31, 2003.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Excluding applicable sales charges

4 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements .

5 Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months
	Ended	Year Ended July 31,		Year Ended August 31,
	January 31, 2005
CLASS I	(unaudited)	2004	2003 [1,2]	2002 [1]	2001 [1]	2000 [1]	1999 [1]

Net asset value, beginning of period	$14.92	$13.50	$12.40	$13.29	$12.50	$12.48	$ 9.76

Income from investment operations
Net investment income	0.01 [3]	0.03	0.01 [3]	0.01 [3]	0.09 [3]	0.11 [3]	0.06 [3]
Net realized and unrealized gains
or losses on securities	1.94	1.71	1.27	(0.41)	1.22	0.58	2.86

Total from investment operations	1.95	1.74	1.28	(0.40)	1.31	0.69	2.92

Distributions to shareholders from
Net investment income	0	0	(0.02)	(0.09)	(0.07)	(0.08)	(0.08)
Net realized gains	(0.71)	(0.32)	(0.16)	(0.40)	(0.45)	(0.59)	(0.12)

Total distributions to shareholders	(0.71)	(0.32)	(0.18)	(0.49)	(0.52)	(0.67)	(0.20)

Net asset value, end of period	$16.16	$14.92	$13.50	$12.40	$13.29	$12.50	$12.48

Total return	13.28%	12.98%	10.49%	(3.17%)	10.99%	5.99%	30.11%

Ratios and supplemental data
Net assets, end of period (thousands)	$2,941	$3,188	$2,048	$6,118	$6,003	$5,381	$1,628
Ratios to average net assets
Expenses [4]	0.95% [5]	1.18%	1.30% [5]	1.30%	1.30%	1.30%	1.30%
Net investment income	0.15% [5]	0.15%	0.12% [5]	0.08%	0.69%	1.10%	0.45%
Portfolio turnover rate	31%	103%	25%	34%	42%	112%	74%

1 Effective at the close of business on April 25, 2003, the Fund acquired the net assets of Undiscovered Managers Mid Cap Value Fund ("Undiscovered Managers Fund"). Undiscovered Managers Fund was the accounting and performance survivor in this transaction. The financial highlights for the periods prior to April 28, 2003 are those of the Institutional Class of Undiscovered Managers Fund.

2 For the eleven months ended July 31, 2003. The Fund changed its fiscal year end from August 31 to July 31, effective July 31, 2003.

3 Net investment income (loss) per share is based on average shares outstanding during the period.

4 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

5 Annualized

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

January 31, 2005 (unaudited)

	Shares	Value

COMMON STOCKS 95.1%
CONSUMER DISCRETIONARY 14.2%
Auto Components 2.0%
Lear Corp.	5,500	$297,000

Hotels, Restaurants & Leisure 5.0%
Harrah's Entertainment, Inc.	5,950	376,278
Outback Steakhouse, Inc.	7,800	359,190

		735,468

Household Durables 2.3%
Black & Decker Corp.	4,200	346,080

Media 2.4%
Interpublic Group of Companies, Inc. *	27,600	360,180

Specialty Retail 2.5%
Ross Stores, Inc.	12,700	363,474

CONSUMER STAPLES 7.8%
Food Products 5.0%
Dean Foods Co. *	9,400	331,162
Smithfield Foods, Inc. *	13,600	411,672

		742,834

Household Products 2.8%
Energizer Holdings, Inc. *	7,400	418,914

ENERGY 7.9%
Oil & Gas 7.9%
Apache Corp.	6,900	375,498
Cimarex Energy Co. *	9,500	344,375
Pioneer Natural Resources Co.	11,900	456,841

		1,176,714

FINANCIALS 16.5%
Commercial Banks 9.6%
Associated Banc-Corp.	10,000	330,300
Compass Bancshares, Inc.	8,400	393,372
Sky Financial Group, Inc.	13,200	350,592
South Financial Group, Inc.	11,300	345,102

		1,419,366

Insurance 2.3%
RenaissanceRe Holdings, Ltd	6,800	341,428

Thrifts & Mortgage Finance 4.6%
Radian Group, Inc.	6,900	330,786
Sovereign Bancorp, Inc.	15,800	359,292

		690,078

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

January 31, 2005 (unaudited)

	Shares	Value

COMMON STOCKS continued
HEALTH CARE 12.4%
Health Care Equipment & Supplies 4.3%
DENTSPLY International, Inc.	6,600	$370,062
Hillenbrand Industries, Inc.	4,800	260,784

		630,846

Health Care Providers & Services 8.1%
Coventry Health Care, Inc. *	7,300	415,370
DaVita, Inc. *	9,300	390,228
Lincare Holdings, Inc. *	9,700	402,550

		1,208,148

INDUSTRIALS 22.0%
Commercial Services & Supplies 7.4%
ARAMARK Corp., Class B	12,700	330,073
Dun & Bradstreet Corp.	5,700	331,170
Equifax, Inc.	15,600	441,480

		1,102,723

Electrical Equipment 6.2%
Ametek, Inc.	12,500	477,500
Cooper Industries, Ltd., Class A	6,300	437,850

		915,350

Machinery 5.1%
ITT Industries, Inc.	3,600	307,044
Pentair, Inc.	10,100	447,632

		754,676

Road & Rail 3.3%
Yellow Roadway Corp. *	8,700	492,594

INFORMATION TECHNOLOGY 6.2%
Electronic Equipment & Instruments 2.4%
Arrow Electronics, Inc. *	14,700	347,067

IT Services 1.3%
Unisys Corp. *	23,900	187,615

Semiconductors & Semiconductor Equipment 2.5%
International Rectifier Corp. *	9,600	375,840

MATERIALS 8.1%
Chemicals 8.1%
Cytec Industries, Inc.	8,300	423,300
International Flavors & Fragrances, Inc.	9,900	417,978
Lubrizol Corp.	10,100	363,903

		1,205,181

Total Common Stocks (cost $12,187,762)		14,111,576

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

January 31, 2005 (unaudited)

	Shares	Value

SHORT-TERM INVESTMENTS 7.6%
MUTUAL FUND SHARES 7.6%
Evergreen Institutional Money Market Fund ø (cost $1,120,593)	1,120,593	$1,120,593

Total Investments (cost $13,308,355) 102.7%		15,232,169
Other Assets and Liabilities (2.7%)		(401,551)

Net Assets 100.0%		$14,830,618

*	Non-income producing security
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

The following table shows the percent of total long-term investments by sector as of January 31, 2005:

Industrials	23.1%
Financials	17.4%
Consumer Discretionary	14.9%
Health Care	13.0%
Materials	8.6%
Energy	8.3%
Consumer Staples	8.2%
Information Technology	6.5%

100.0%

See Notes to Financial Statements

13

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2005 (unaudited)

Assets
Investments in securities, at value (cost $13,308,355)	$15,232,169
Dividends receivable	5,052
Receivable from investment advisor	586
Prepaid expenses and other assets	1,208

Total assets	15,239,015

Liabilities
Payable for Fund shares redeemed	381,818
Distribution Plan expenses payable	237
Due to other related parties	1,569
Accrued expenses and other liabilities	24,773

Total liabilities	408,397

Net assets	$14,830,618

Net assets represented by
Paid-in capital	$12,650,657
Undistributed net investment loss	(32,831)
Accumulated net realized gains on securities	288,978
Net unrealized gains on securities	1,923,814

Total net assets	$14,830,618

Net assets consists of
Class A	$4,782,200
Class B	3,946,910
Class C	3,160,680
Class I	2,940,828

Total net assets	$14,830,618

Shares outstanding
Class A	297,248
Class B	248,112
Class C	198,835
Class I	181,979

Net asset value per share
Class A	$16.09
Class A - Offering price (based on sales charge of 5.75%)	$17.07
Class B	$15.91
Class C	$15.90
Class I	$16.16

See Notes to Financial Statements

14

STATEMENT OF OPERATIONS

Six Months Ended January 31, 2005 (unaudited)

Investment income
Dividends	$76,573
Income from affiliate	6,473

Total investment income	83,046

Expenses
Advisory fee	61,349
Distribution Plan expenses
Class A	7,477
Class B	19,005
Class C	16,528
Administrative services fee	7,656
Transfer agent fees	25,388
Trustees' fees and expenses	84
Printing and postage expenses	12,348
Custodian and accounting fees	2,243
Registration and filing fees	36,550
Professional fees	9,463
Other	1,696

Total expenses	199,787
Less: Expense reductions	(52)
Fee waivers and expense reimbursements	(83,874)

Net expenses	115,861

Net investment loss	(32,815)

Net realized and unrealized gains or losses on securities
Net realized gains on securities	322,161
Net change in unrealized gains or losses on securities	1,620,823

Net realized and unrealized gains or losses on securities	1,942,984

Net increase in net assets resulting from operations	$1,910,169

See Notes to Financial Statements

15

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	January 31, 2005		Year Ended
	(unaudited)		July 31, 2004

Operations
Net investment loss		$ (32,815)		$(33,512)
Net realized gains on securities		322,161		796,539
Net change in unrealized gains or
losses on securities		1,620,823		47,196

Net increase in net assets resulting
from operations		1,910,169		810,223

Distributions to shareholders from
Net realized gains
Class A		(231,648)		(31,962)
Class B		(179,299)		(25,151)
Class C		(158,920)		(37,981)
Class I		(146,988)		(50,940)

Total distributions to shareholders		(716,855)		(146,034)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	45,832	696,606	402,944	5,946,667
Class B	41,787	623,694	231,917	3,397,740
Class C	25,682	395,874	239,231	3,427,840
Class I	47,137	719,833	382,509	5,554,869

		2,436,007		18,327,116

Net asset value of shares issued in
reinvestment of distributions
Class A	14,621	225,450	1,915	27,058
Class B	10,977	167,614	1,532	21,601
Class C	9,218	140,661	2,475	34,872
Class I	7,499	116,094	2,885	40,825

		649,819		124,356

Automatic conversion of Class B shares
to Class A shares
Class A	1,978	30,245	4,373	66,083
Class B	(1,995)	(30,245)	(4,393)	(66,083)

		0		0

Payment for shares redeemed
Class A	(64,388)	(1,010,307)	(113,296)	(1,705,063)
Class B	(25,559)	(395,760)	(19,357)	(289,863)
Class C	(47,859)	(741,232)	(30,981)	(459,972)
Class I	(86,306)	(1,360,302)	(323,433)	(4,885,937)

		(3,507,601)		(7,340,835)

Net increase (decrease) in net assets
resulting from capital share transactions		(421,775)		11,110,637

Total increase in net assets		771,539		11,774,826
Net assets
Beginning of period		14,059,079		2,284,253

End of period		$ 14,830,618		$14,059,079

Undistributed net investment loss		$ (32,831)		$(16)

See Notes to Financial Statements

16

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Mid Cap Value Fund (the "Fund") is a diversified series of Evergreen Equity Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C, and Institutional ("Class I") shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are no longer sold with a front-end sales charge but are still subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

Effective at the close of business on November 26, 2004, shares of the Fund were no longer available for purchase by either new or existing shareholders, except that participants in self-directed, employer-sponsored retirement plans who were investing through automatic payroll deduction programs as of November 30, 2004, were allowed to continue to invest in the Fund by means of automatic payroll deductions through January 31, 2005.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date.

17

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

c. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

d. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

e. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee starting at 0.80% and declining to 0.60% as average daily net assets increase.

J.L. Kaplan Associates, LLC, an indirect, wholly-owned subsidiary of Wachovia, is the investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended January 31, 2005, EIMC waived its fee in the amount of $61,349 and reimbursed expenses in the amount of $22,525 which combined represents 1.09% of the Fund's average daily net assets (on an annualized basis).

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended January 31, 2005, the transfer agent fees were equivalent to an annual rate of 0.33% of the Fund's average daily net assets.

18

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund's shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended January 31, 2005, EIS received $1,681 from the sale of Class A shares and $3,098 and $476 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $4,447,756 and $5,118,204, respectively, for the six months ended January 31, 2005.

On January 31, 2005, the aggregate cost of securities for federal income tax purposes was $13,382,145. The gross unrealized appreciation and depreciation on securities based on tax cost was $2,136,031 and $286,007, respectively, with a net unrealized appreciation of $1,850,024.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended January 31, 2005, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds

19

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended January 31, 2005, the Fund had no borrowings under this agreement.

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, "Evergreen") have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission ("SEC") informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff's proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC's affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund's prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund's prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client's net gain and the fees earned by EIMC and the expenses incurred by this fund on the client's account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager's net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager's account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen's mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC's ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

11. SUBSEQUENT EVENT

Effective at the close of business on March 7, 2005, the Fund was liquidated and Class A, Class B, Class C and Class I shareholders received the corresponding class of shares of Evergreen Money Market Fund.

21

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22

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23

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp.
Term of office since: 1991	(fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc.
Other directorships: None	(investment advice); Former Director, Executive Vice President and Treasurer, State Street
Research & Management Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner,
Trustee	Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge,
DOB: 1/10/1952	26th Judicial District, Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private equity firm); Trustee,
Trustee	The Phoenix Group of Mutual Funds; Director, Obagi Medical Products Co.; Director,
DOB: 2/14/1939	Diversapack Co.; Former Director, Lincoln Educational Services; Former Chairman of the Board
Term of office since: 1983	and Chief Executive Officer, Carson Products Company (manufacturing); Former Director,
Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI Steel Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Manager, Nucor Steel Company; Former Director,
DOB: 7/14/1939	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior
Trustee	Packaging Corp.; Director, National Kidney Foundation of North Carolina, Inc.; Former Director,
DOB: 8/26/1955	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of
Term of office since: 1982	Executive Search Consultants); Director, J&M Cumming Paper Co. (paper merchandising);
Former Trustee, NDI Technologies, LLP (communications); Former Vice Chairman, DHR
Other directorships: None	International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director,
Trustee	Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health
DOB: 6/2/1947	Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Term of office since: 1984	Cash Resource Trust
Other directorships: None

24

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director,
Trustee	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee,
Trustee	Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA;
DOB: 8/11/1939	Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association;
Term of office since: 1993	Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA [2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees
DOB: 12/12/1937	of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro [3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Carol Kosel [4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.
Treasurer
DOB: 12/25/1963
Term of office since: 1999

Michael H. Koonce [4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos [4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each Trustee oversees 93 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, North Carolina 28202.

2 Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $248 billion in assets under management as of December 31, 2004 and a history of innovation spanning more than 70 years, we offer the strength that comes with experience.
- **Excellence**—We have been consistently recognized for risk-adjusted historical performance through disciplined, rigorous management focused on achieving sustainable success.
- **Experience**—Our investment managers are seasoned professionals who share their diverse points of view and have the perspective that comes with weathering good markets and bad.
- **Commitment**—We are dedicated to helping investment professionals and their clients achieve important goals through the investments, service and education we offer.

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858

Evergreen Investor Services 800.343.2898

DALBAR MUTUAL FUND SERVICE AWARD 2004

For the sixth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2004, Evergreen was ranked fourth overall out of 38 participating companies.

569070 rv1 3/2005

Evergreen Investments

MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

569070 rv1 3/2005

Evergreen Small Cap Value Fund

Evergreen

SMALL CAP VALUE FUND

Semiannual Report
as of January 31, 2005

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND'S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
15	STATEMENT OF ASSETS AND LIABILITIES
16	STATEMENT OF OPERATIONS
17	STATEMENTS OF CHANGES IN NET ASSETS
18	NOTES TO FINANCIAL STATEMENTS
24	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q will be available on the SEC's Web site at http://www.sec.gov. In addition, the fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund's proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC's Web site at http://www.sec.gov. The fund's proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2005, Evergreen Investment Management Company, LLC.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

March 2005

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen Small Cap Value Fund, which covers the six-month period ended January 31, 2005.

In planning for the investment period, Evergreen's equity portfolio teams endeavored to prepare for a variety of developments, both geopolitical and fundamental, that could affect market performance. The potential for terrorist activity dominated our geopolitical concerns, while moderating Gross Domestic Product (GDP) growth, higher oil prices, and the Federal Reserve's intentions for interest rates topped our list of fundamental concerns. Fortunately, the worst of the geopolitical fears failed to materialize as the Olympics and the presidential election passed without incident, yet the fear of such activity likely played a large role regarding market sentiment. Indeed, despite the fundamentals supporting growth in earnings and the economy, light volume and sluggish trading characterized the start of the investment period. Only after oil prices peaked and the presidential election was quickly decided did the equity markets begin to recover.

The fundamentals supporting economic growth, while still solid, had clearly moderated from the beginning of 2004. At times during the investment period, reports on the economy sent mixed signals, a condition we believed was symptomatic of the economy's transition from recovery to expansion. During recovery, GDP typically surges from the previous recession's period of weakness. As the recovery matures into expansion, the rates of growth appear less spectacular, and the percentage growth comparisons from prior

1

LETTER TO SHAREHOLDERS continued

periods become more difficult to maintain. As reports on manufacturing, services, consumption and investment continued to indicate more moderate, but still healthy, levels of output, overall economic growth finished the period in the range of 4%.

Higher oil prices also affected market performance as an inverse relationship between stocks and oil became more pronounced during the investment period. Our energy team suggested that supply and demand characteristics pointed to oil being fairly valued in the mid – $30 per barrel range. Yet after allowing for a terror premium of approximately $5 – $10 per barrel, our thinking went, anything above the low $40's indicated speculative fervor that would likely prove unsustainable over the long-term. The drop in prices from the mid-$50's to the low $40's in early November helped confirm our suspicions, yet prices persisted higher in early 2005.

In addition to these challenges, the Federal Reserve maintained their "measured" removal of policy accommodation during the last six months. The central bank gradually raised the federal funds rate by 25 basis points at the conclusion of each Fed meeting, finishing January with its target for the benchmark set at 2.25% . The Fed's transparency throughout this process, however, limited the potential for major market swings.

While equity market sentiment was challenged and volume was low in the early stages of the period, our portfolio managers remained focused on the positive fundamentals supporting corporate profit growth. All the massive cost cutting and refinancing of debt enabled a majority of companies to significantly strengthen the operating leverage on their income statements. As a result, better than expected sales, with lower costs, resulted in solid margin expansion. Operating earnings for companies in the S&P 500 Index climbed by

2

LETTER TO SHAREHOLDERS continued

approximately 20% during the second half of 2004, once again exceeding consensus forecasts.

In this environment, we continue to recommend a diversified equity strategy, including investment style, market capitalization, and region, in an attempt to participate in market gains while limiting the potential for losses in long-term portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing recent SEC actions involving the Evergreen Funds.

Notice to Shareholders:

Shares in the Evergreen Small Cap Value Fund will only be available for purchase after April 8, 2005 by existing shareholders, including qualified retirement plans and their successor plans. Members of the Fund's portfolio management team may open new accounts after April 8, 2005. Shareholders may be required to demonstrate eligibility to purchase additional shares of the Fund. This restriction may be eliminated at any time in the future, without prior notice to shareholders, and it may be waived by the Trustees of the Fund at any time for any purchaser or class of purchasers. During the period when this limitation on the offering of the Fund's shares is in place, Rule 12b-1 fees for the Class A shares of the Fund will be paid at a rate of 0.25% of the average daily net assets of Class A shares.

3

FUND AT A GLANCE

as of January 31, 2005

MANAGEMENT TEAM

James L. Kaplan, Ph.D.
J.L. Kaplan Associates, LLC
Lead Manager

Paul Weisman
J.L. Kaplan
Associates, LLC

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 12/31/2004.

The domestic equity style box placement is based on 10 growth and valuation measures for each of the fund's holdings, as well as the size of the companies in which it invests, or median market capitalization.

PERFORMANCE AND RETURNS

Portfolio inception date: 12/30/1997

	Class A	Class B	Class C	Class I
Class inception date	7/31/1998	4/25/2003	4/25/2003	12/30/1997

Nasdaq symbol	ESKAX	ESKBX	ESKCX	ESKIX

6-month return with sales charge	7.39%	8.55%	12.54%	N/A

6-month return w/o sales charge	13.96%	13.55%	13.54%	14.15%

Average annual return*

1-year with sales charge	6.01%	6.70%	10.64%	N/A

1-year w/o sales charge	12.45%	11.70%	11.64%	12.78%

5-year	13.96%	15.11%	15.35%	15.73%

Since portfolio inception	10.28%	11.60%	11.61%	11.87%

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results.The performance quoted represents  past performance and current performance maybe lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B,C or I, please go to  EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. The maximum applicable sales charge is 5.75% for Class A, 5.00% for Class Band 1.00% for Class C. Class I is not subject to a sales charge. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Class A prior to 4/25/2003 is based on the performance of the Investor shares of the fund's predecessor fund, Undiscovered Managers Small Cap Value Fund, and prior to its inception, on the Institutional shares, the original class offered by the fund's predecessor fund. Historical performance shown for Classes B and C prior to their inception is based on the performance of Class I. Historical performance for Class I prior to 4/25/2003 is based on the performance of the Institutional shares of the fund's predecessor fund. The historical returns for Classes A, B and C have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A, 0.35% for Investor shares, and 1.00% for Classes B and C. Class I and Institutional shares do not pay a 12b-1fee. If these fees had  been reflected, returns for Classes B and C would have been lower while returns for Class A would have been different.

Returns reflect expense limits previously in effect, without which returns would have been lower.

4

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Small Cap Value Fund Class A shares, versus a similar investment in the Russell 2000 Value Index (Russell 2000 Value) and the Consumer Price Index (CPI).

The Russell 2000 Value is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

Smaller capitalization stock investing may offer the potential for greater long-term results; however, it is also generally associated with greater price volatility due to the higher risk of failure.

Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value.

All data is as of January 31, 2005, and subject to change.

5

ABOUT YOUR FUND'S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2004 to January 31, 2005.

The example illustrates your fund's costs in two ways:

• Actual expenses

The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	8/1/2004	1/31/2005	Period*

Actual
Class A	$ 1,000.00	$ 1,139.58	$ 8.25
Class B	$ 1,000.00	$ 1,135.50	$11.90
Class C	$ 1,000.00	$ 1,135.43	$11.90
Class I	$ 1,000.00	$ 1,141.54	$ 6.53
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,017.49	$ 7.78
Class B	$ 1,000.00	$ 1,014.06	$11.22
Class C	$ 1,000.00	$ 1,014.06	$11.22
Class I	$ 1,000.00	$ 1,019.11	$ 6.16

*	For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.53% for Class A, 2.21% for Class B, 2.21% for Class C and 1.21% for Class I), multiplied by the average account value over the period, multiplied by 184 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months
	Ended	Year Ended July 31,		Year Ended August 31,
	January 31, 2005
CLASS A	(unaudited)	2004	2003 [1,2]	2002 [1]	2001 [1]	2000 [1]	1999 [1]

Net asset value, beginning of period	$ 20.94	$ 18.50	$ 16.72	$ 17.51	$14.89	$13.52	$10.91

Income from investment operations

Net investment loss	(0.03)	(0.07)	(0.10)	(0.14)	(0.06)	(0.06)	(0.07)
Net realized and unrealized gains
or losses onsecurities	2.90	3.02	1.91	(0.16)	3.46	1.61	2.74

Total from investment operations	2.87	2.95	1.81	(0.30)	3.40	1.55	2.67

Distributions to shareholders from
Net investment income	0	0	0	0	0	0	(0.01)
Net realized gains	(1.41)	(0.51)	(0.03)	(0.49)	(0.78)	(0.18)	(0.05)

Total distributions to shareholders	(1.41)	(0.51)	(0.03)	(0.49)	(0.78)	(0.18)	(0.06)

Net asset value, end of period	$ 22.40	$ 20.94	$ 18.50	$ 16.72	$17.51	$14.89	$13.52

Total return [3]	13.96%[4]	16.16%	10.86%	(1.76%)	23.94%	11.65%	24.51%

Ratios and supplemental data
Net assets, end of period (thousands)	$108,366	$66,878	$35,905	$26,335	$8,922	$5,179	$ 957
Ratios to average net assets
Expenses [5]	1.53%[6]	1.60%	1.76%[6]	1.75%	1.75%	1.75%	1.75%
Net investment loss	(0.54%)[6]	(0.54%)	(0.70%)[6]	(0.80%)	(0.38%)	(0.48%)	(0.50%)
Portfolio turnover rate	27%	43%	27%	31%	52%	58%	56%

1 Effective at the close of business on April 25, 2003, the Fund acquired the net assets of Undiscovered Managers Small Cap Value Fund ("Undiscovered Managers Fund"). Undiscovered Managers Fund was the accounting and performance survivor in this transaction. The financial highlights for the periods prior to April 28, 2003 are those of Investor Class shares of Undiscovered Managers Fund.

2 For the eleven months ended July 31, 2003. The Fund changed its fiscal year end from August 31 to July 31, effective July 31, 2003.

3 Excluding applicable sales charges

4 Total return increased 0.16% during the period due to a voluntary reimbursement by the investment advisor for losses incurred in connection with a violation of an investment restriction of the Fund.

5 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

6 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended July 31,
	January 31, 2005
CLASS B	(unaudited)	2004	2003[1]

Net asset value, beginning of period	$21.11	$18.76	$16.21

Income from investment operations

Net investment loss	(0.08)	(0.12)	(0.06)[2]

Net realized and unrealized gains or losses on securities	2.89	2.98	2.61

Total from investment operations	2.81	2.86	2.55

Distributions to shareholders from

Net realized gains	(1.41)	(0.51)	0

Net asset value, end of period	$22.51	$21.11	$18.76

Total return[3]	13.55%[4]	15.45%	15.73%

Ratios and supplemental data

Net assets, end of period (thousands)	$9,403	$5,663	$163

Ratios to average net assets

Expenses[5]	2.21%[6]	2.25%	2.47%[6]

Net investment loss	(1.22%)[6]	(1.20%)	(1.40%)

Portfolio turnover rate	27%	43%	27%

1 For the period from April 25, 2003 (commencement of class operations), to July 31, 2003.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Excluding applicable sales charges

4 Total return increased 0.15% during the period due to a voluntary reimbursement by the investment advisor for losses incurred in connection with a violation of an investment restriction of the Fund.

5 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

6 Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended July 31,
	January 31, 2005
CLASS C	(unaudited)	2004	2003[1]

Net asset value, beginning of period	$21.12	$18.77	$16.21

Income from investment operations

Net investment loss	(0.07)	(0.12)	(0.05)[2]

Net realized and unrealized gains or losses on securities	2.88	2.98	2.61

Total from investment operations	2.81	2.86	2.56

Distributions to shareholders from

Net realized gains	(1.41)	(0.51)	0

Net asset value, end of period	$22.52	$21.12	$18.77

Total return [3]	13.54%[4]	15.44%	15.79%

Ratios and supplemental data

Net assets, end of period (thousands)	$9,372	$5,510	$ 11

Ratios to average net assets

Expenses [5]	2.21%[6]	2.25%	2.39%[6]

Net investment loss	(1.22%)[6]	(1.20%)	(1.29%)[6]

Portfolio turnover rate	27%	43%	27%

1 For the period from April 25, 2003 (commencement of class operations), to July 31, 2003.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Excluding applicable sales charges

4 Total return increased 0.15% during the period due to a voluntary reimbursement by the investment advisor for losses incurred in connection with a violation of an investment restriction of the Fund.

5 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

6 Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months
	Ended	Year Ended July 31,		Year Ended August 31,
	January 31, 2005
CLASS I	(unaudited)	2004	2003[1,2]	2002[1]	2001[1]	2000[1]	1999[1]

Net asset value, beginning of period	$21.36	$18.80	$16.94	$17.67	$14.97	$13.54	$10.90

Income from investment operations

Net investment income (loss)	(0.03)	(0.05)	(0.05)	(0.08)	0	0	(0.01)
Net realized and unrealized gains
or losses onsecurities	3.00	3.12	1.94	(0.16)	3.48	1.61	2.72

Total from investment operations	2.97	3.07	1.89	(0.24)	3.48	1.61	2.71

Distributions to shareholders from

Net investment income	0	0	0	0	0[3]	0[3]	(0.02)

Net realized gains	(1.41)	(0.51)	(0.03)	(0.49)	(0.78)	(0.18)	(0.05)

Total distributions to shareholders	(1.41)	(0.51)	(0.03)	(0.49)	(0.78)	(0.18)	(0.07)

Net asset value, end of period	$22.92	$21.36	$18.80	$16.94	$17.67	$14.97	$13.54

Total return	14.15%[4]	16.55%	11.19%	(1.40%)	24.37%	12.08%	24.89%

Ratios and supplemental data
Net assets, end of period (thousands)	$311,972	$216,778	$154,397	$108,157	$73,217	$29,171	$20,038

Ratios to average net assets

Expenses [5]	1.21%[6]	1.26%	1.40%[6]	1.40%	1.40%	1.40%	1.40%

Net investment income (loss)	(0.23%)[6]	(0.21%)	(0.35%) [6]	(0.45%)	(0.03%)	0.00%	(0.11%)

Portfolio turnover rate	27%	43%	27%	31%	52%	58%	56%

1 Effective at the close of business on April 25, 2003, the Fund acquired the net assets of Undiscovered Managers Small Cap Value Fund ("Undiscovered Managers Fund"). Undiscovered Managers Fund was the accounting and performance survivor in this transaction. The financial highlights for the periods prior to April 28, 2003 are those of Institutional Class shares of Undiscovered Managers Fund.

2 For the eleven months ended July 31, 2003. The Fund changed its fiscal year end from August 31 to July 31, effective July 31, 2003.

3 Amount represents less than $0.005 per share.

4 Total return increased 0.14% during the period due to a voluntary reimbursement by the investment advisor for losses incurred in connection with a violation of an investment restriction of the Fund.

5 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

6 Annualized

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

January 31, 2005 (unaudited)

	Shares	Value

COMMON STOCKS 91.1%
CONSUMER DISCRETIONARY 17.9%
Auto Components 3.1%
Arvinmeritor, Inc.	280,000	$5,331,200
BorgWarner, Inc.	155,000	8,321,950

		13,653,150

Hotels, Restaurants & Leisure 0.5%
Ryan's Restaurant Group, Inc. *	170,000	2,335,800

Household Durables 3.0%
Furniture Brands International, Inc.	175,000	4,147,500
WCI Communities, Inc.	280,000	8,920,800

		13,068,300

Media 1.3%
Cadmus Communications Corp.	235,000	2,996,250
Journal Register Co. *	150,000	2,719,500

		5,715,750

Multi-line Retail 0.8%
Shopko Stores, Inc.	200,000	3,606,000

Specialty Retail 9.2%
Barnes & Noble, Inc.	250,000	8,175,000
Claire's Stores, Inc.	400,000	8,252,000
Foot Locker, Inc.	375,000	10,095,000
Gamestop Corp.	364,000	7,061,600
Group 1 Automotive, Inc.*	118,300	3,462,641
Ross Stores, Inc.	111,800	3,199,716

		40,245,957

CONSUMER STAPLES 2.8%
Food Products 2.0%
Chiquita Brands International, Inc.	210,000	4,819,500
Smithfield Foods, Inc.*	135,300	4,095,531

		8,915,031

Household Products 0.8%
Rayovac Corp. *	90,000	3,381,300

ENERGY 10.6%
Energy Equipment & Services 3.8%
Lone Star Technologies, Inc.	200,000	8,158,000
Superior Energy Services, Inc.*	525,000	8,358,000

		16,516,000

Oil & Gas 6.8%
Cimarex Energy Co.*	150,000	5,437,500
Encore Aquisition Co.	248,800	9,280,240
Forest Oil Corp.*	260,000	8,759,400
Vintage Petroleum, Inc.	270,000	6,536,700

		30,013,840

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

January 31, 2005 (unaudited)

	Shares	Value

COMMON STOCKS continued
FINANCIALS 16.9%
Commercial Banks 6.8%
Alabama National BanCorp.	49,405	$3,075,461
Americanwest Bancorp.	54,700	1,039,847
First State Bancorp.	96,000	3,629,760
Prosperity Bancshares, Inc.	190,000	5,278,200
Sky Financial Group, Inc.	300,000	7,968,000
South Financial Group, Inc.	285,000	8,703,900

		29,695,168

Consumer Finance 1.2%
Cash America International, Inc.	150,000	4,290,000
Rewards Network, Inc.	181,000	886,900

		5,176,900

Insurance 6.1%
Bristol West Holdings, Inc.	297,100	5,808,305
HCC Insurance Holdings, Inc.	235,000	7,724,450
Hilb, Rogal and Hobbs Co.	144,000	5,120,640
RenaissanceRe Holdings, Ltd.	63,000	3,163,230
RLI Corp.	120,000	5,215,200

		27,031,825

Real Estate 0.9%
First Industrial Realty Trust, Inc. REIT	100,000	3,912,000

Thrifts & Mortgage Finance 1.9%
Radian Group, Inc.	55,000	2,636,700
Webster Financial Corp.	125,000	5,606,250

		8,242,950

HEALTH CARE 4.8%
Health Care Providers & Services 4.8%
Coventry Health Care, Inc.*	225,000	12,802,500
Owens & Minor, Inc.	290,000	8,279,500

		21,082,000

INDUSTRIALS 23.1%
Aerospace & Defense 0.7%
Herley Industries, Inc.*	160,000	3,155,200

Air Freight & Logistics 1.8%
Pacer International, Inc.	400,000	7,824,000

Auto Components 0.9%
Commercial Vehicle Group, Inc.	220,000	4,180,000

Building Products 1.3%
American Woodmark Corp.	95,800	3,973,784
Apogee Enterprises, Inc.	122,450	1,637,157

		5,610,941

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

January 31, 2005 (unaudited)

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Commercial Services & Supplies 3.9%
Banta Corp.	120,000	$5,197,200
FTI Consulting, Inc.	240,000	4,656,000
United Stationers, Inc.*	170,000	7,379,700

		17,232,900

Construction & Engineering 1.2%
Granite Construction, Inc.	210,000	5,229,000

Electrical Equipment 1.2%
Ametek, Inc.	140,000	5,348,000

Machinery 8.4%
AGCO Corp.*	365,000	7,493,450
Barnes Group, Inc.	230,000	5,899,500
Crane Co.	250,000	7,125,000
Pentair, Inc.	170,000	7,534,400
Wabash National Corp.*	340,000	8,629,200

		36,681,550

Marine 1.4%
Kirby Corp.*	140,000	6,165,600

Road & Rail 2.3%
Yellow Roadway Corp.*	175,000	9,908,500

INFORMATION TECHNOLOGY 8.3%
Communications Equipment 0.9%
Andrew Corp.*	300,000	3,918,000

Electrical Equipment 0.3%
C&D Technologies, Inc.	100,000	1,519,000

Electronic Equipment & Instruments 1.9%
Arrow Electronics, Inc.*	350,000	8,263,500

Internet Software & Services 1.2%
United Online, Inc.	470,000	5,066,600

IT Services 1.4%
Perot Systems Corp., Class A *	410,000	6,047,500

Semiconductors & Semiconductor Equipment 2.6%
Cypress Semiconductor Corp.	250,000	2,850,000
International Rectifier Corp.*	220,000	8,613,000

		11,463,000

MATERIALS 6.7%
Chemicals 5.4%
Cytec Industries, Inc.	164,400	8,384,400
Ferro Corp.	330,000	6,543,900

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

January 31, 2005 (unaudited)

	Shares	Value

COMMON STOCKS continued
MATERIALS continued
Chemicals continued
Scotts Co., Class A*	70,000	$4,757,200
Wellman, Inc.	400,000	4,200,000

		23,885,500

Containers & Packaging 1.3%
AptarGroup, Inc.	115,000	5,576,350

Metals & Mining 0.0%
Roanoke Electric Steel Corp.	10,000	198,500

Total Common Stocks (cost $335,254,468)		399,865,612

EXCHANGE TRADED FUND 4.2%
Ishares Russell 2000 Value Index Fund (cost $19,080,010)	100,000	18,545,000

SHORT-TERM INVESTMENTS 4.1%
MUTUAL FUND SHARES 4.1%
Evergreen Institutional Money Market Fund ø (cost $18,221,721)	18,221,721	18,221,721

Total Investments (cost $372,556,199) 99.4%		436,632,333
Other Assets and Liabilities 0.6%		2,481,318

Net Assets 100.0%		$439,113,651

*	Non-income producing security
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations

REIT   Real Estate Investment Trust

The following table shows the percent of total long-term investments by sector as of January 31, 2005:

Industrials	24.2%
Consumer Discretionary	18.8%
Financials	17.7%
Energy	11.1%
Information Technology	8.7%
Materials	7.1%
Health Care	5.0%
Consumer Staples	2.9%
Other	4.5%

100.0%

See Notes to Financial Statements

14

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2005 (unaudited)

Assets
Investments in securities, at value (cost $372,556,199)	$436,632,333
Receivable for Fund shares sold	2,299,006
Dividends receivable	170,687
Prepaid expenses and other assets	204,292

Total assets	439,306,318

Liabilities
Payable for Fund shares redeemed	136,217
Advisory fee payable	10,338
Distribution Plan expenses payable	1,428
Due to other related parties	1,380
Accrued expenses and other liabilities	43,304

Total liabilities	192,667

Net assets	$439,113,651

Net assets represented by
Paid-in capital	$366,662,448
Undistributed net investment loss	(599,707)
Accumulated net realized gains on securities	8,974,776
Net unrealized gains on securities	64,076,134

Total net assets	$439,113,651

Net assets consists of
Class A	$108,365,889
Class B	9,403,374
Class C	9,372,024
Class I	311,972,364

Total net assets	$439,113,651

Shares outstanding
Class A	4,838,395
Class B	417,769
Class C	416,201
Class I	13,612,598

Net asset value per share
Class A	$22.40
Class A - Offering price (based on sales charge of 5.75%)	$23.77
Class B	$22.51
Class C	$22.52
Class I	$22.92

See Notes to Financial Statements

15

STATEMENT OF OPERATIONS

Six Months Ended January 31, 2005 (unaudited)

Investment income
Dividends	$1,422,660
Income from affiliate	173,548

Total investment income	1,596,208

Expenses
Advisory fee	1,463,138
Distribution Plan expenses
Class A	134,380
Class B	37,392
Class C	36,365
Administrative services fee	164,492
Transfer agent fees	212,011
Trustees' fees and expenses	2,307
Printing and postage expenses	23,381
Custodian and accounting fees	42,028
Registration and filing fees	56,499
Professional fees	10,453
Other	13,191

Total expenses	2,195,637
Less: Expense reductions	(1,423)

Net expenses	2,194,214

Net investment loss	(598,006)

Net realized and unrealized gains or losses on securities
Net realized gains on security transactions	10,486,272
Net increase from payments by affiliate for net losses realized in the disposition of
investments in violation of restrictions	610,499

Net realized gains on securities	11,096,771
Net change in unrealized gains or losses on securities	29,195,064

Net realized and unrealized gains or losses on securities	40,291,835

Net increase in net assets resulting from operations	$39,693,829

See Notes to Financial Statements

16

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	January 31, 2005		Year Ended
	(unaudited)		July 31, 2004

Operations
Net investment loss		$ (598,006)		$ (769,116)
Net realized gains on securities		11,096,771		21,060,068
Net change in unrealized gains or
losses on securities		29,195,064		14,336,273

Net increase in net assets resulting
from operations		39,693,829		34,627,225

Distributions to shareholders from
Net realized gains
Class A		(5,136,787)		(1,113,840)
Class B		(480,470)		(34,313)
Class C		(458,598)		(28,978)
Class I		(13,226,976)		(4,920,988)

Total distributions to shareholders		(19,302,831)		(6,098,119)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	1,758,703	38,621,855	2,002,609	41,710,200
Class B	146,592	3,216,107	275,552	5,786,435
Class C	158,373	3,485,528	273,927	5,748,317
Class I	5,807,989	134,636,327	4,694,399	97,070,374

		179,959,817		150,315,326

Net asset value of shares issued in
reinvestment of distributions
Class A	223,311	4,812,357	51,251	994,270
Class B	20,749	450,036	1,620	31,817
Class C	17,421	378,031	1,317	25,883
Class I	523,706	11,542,489	224,644	4,434,478

		17,182,913		5,486,448

Automatic conversion of Class B shares
to Class A shares
Class A	3,258	71,011	1,373	28,835
Class B	(3,238)	(71,011)	(1,358)	(28,835)

		0		0

Payment for shares redeemed
Class A	(340,679)	(7,440,981)	(802,405)	(16,723,033)
Class B	(14,647)	(319,305)	(16,210)	(340,878)
Class C	(20,546)	(455,968)	(14,857)	(316,908)
Class I	(2,866,212)	(65,033,095)	(2,984,139)	(62,597,181)

		(73,249,349)		(79,978,000)

Net increase in net assets resulting from
capital share transactions		123,893,381		75,823,774

Total increase in net assets		144,284,379		104,352,880
Net assets
Beginning of period		294,829,272		190,476,392

End of period		$ 439,113,651		$ 294,829,272

Undistributed net investment loss		$ (599,707)		$ (1,701)

See Notes to Financial Statements

17

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Small Cap Value Fund (the "Fund") is a diversified series of Evergreen Equity Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C and Institutional ("Class I") shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are no longer sold with a front-end sales charge but are still subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date.

c. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

d. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

18

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

e. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee starting at 0.90% and declining to 0.70% as average daily net assets increase.

J.L. Kaplan Associates, LLC, an indirect, wholly-owned subsidiary of Wachovia, is the investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund.

During the period the Fund invested in shares of another mutual fund in excess of its investment restrictions. The Fund resolved this violation by selling shares of the other mutual fund which resulted in a loss of $609,704, an impact of approximately $0.03 per share on the net asset values of each class of shares of the Fund. EIMC reimbursed the Fund for the amount of the loss and an additional $795 for advisory fees earned on the assets that were invested in the other mutual fund in excess of the Fund's investment restrictions.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended January 31, 2005, the transfer agent fees were equivalent to an annual rate of 0.13% of the Fund's average daily net assets.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund's shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended January 31, 2005, EIS received $16,771 from the sale of Class A shares and $8,685 and $860 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

19

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $177,343,926 and $83,223,318, respectively, for the six months ended January 31, 2005.

On January 31, 2005 the aggregate cost of securities for federal income tax purposes was $372,982,133. The gross unrealized appreciation and depreciation on securities based on tax cost was $73,301,824 and $9,651,624, respectively, with a net unrealized appreciation of $63,650,200.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended January 31, 2005, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended January 31, 2005, the Fund had no borrowings under this agreement.

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

well as other firms. EIMC, EIS and ESC (collectively, "Evergreen") have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission ("SEC") informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff's proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC's affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund's prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund's prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client's net gain and the fees earned by EIMC and the expenses incurred by this fund on the client's account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager's net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager's account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen's mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC's ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

21

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22

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23

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp.
Term of office since: 1991	(fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc.
(investment advice); Former Director, Executive Vice President and Treasurer, State Street
Research & Management Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner,
Trustee	Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge,
DOB: 1/10/1952	26th Judicial District, Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private equity firm); Trustee,
Trustee	The Phoenix Group of Mutual Funds; Director, Obagi Medical Products Co.; Director,
DOB: 2/14/1939	Diversapack Co.; Former Director, Lincoln Educational Services; Former Chairman of the Board
Term of office since: 1983	and Chief Executive Officer, Carson Products Company (manufacturing); Former Director,
Other directorships: Trustee, The	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI Steel Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Manager, Nucor Steel Company; Former Director,
DOB: 7/14/1939	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior
Trustee	Packaging Corp.; Director, National Kidney Foundation of North Carolina, Inc.; Former Director,
DOB: 8/26/1955	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of
Term of office since: 1982	Executive Search Consultants); Director, J&M Cumming Paper Co. (paper merchandising);
Other directorships: None	Former Trustee, NDI Technologies, LLP (communications); Former Vice Chairman, DHR
International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director,
Trustee	Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health
DOB: 6/2/1947	Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Term of office since: 1984	Cash Resource Trust
Other directorships: None

24

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director,
Trustee	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee,
Trustee	Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA;
DOB: 8/11/1939	Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association;
Term of office since: 1993	Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees
DOB: 12/12/1937	of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Carol Kosel[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.
Treasurer
DOB: 12/25/1963
Term of office since: 1999

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each Trustee oversees 93 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, North Carolina 28202.

2 Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $248 billion in assets under management as of December 31, 2004 and a history of innovation spanning more than 70 years, we offer the strength that comes with experience.
- **Excellence**—We have been consistently recognized for risk-adjusted historical performance through disciplined, rigorous management focused on achieving sustainable success.
- **Experience**—Our investment managers are seasoned professionals who share their diverse points of view and have the perspective that comes with weathering good markets and bad.
- **Commitment**—We are dedicated to helping investment professionals and their clients achieve important goals through the investments, service and education we offer.

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858

Evergreen Investor Services 800.343.2898

For the sixth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2004, Evergreen was ranked fourth overall out of 38 participating companies.

569091 rv2 3/2005

Evergreen Investments
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

569091 rv2 3/2005

Evergreen Special Values Fund

Evergreen

SPECIAL VALUES FUND

Semiannual Report
as of January 31, 2005

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
12	SCHEDULE OF INVESTMENTS
20	STATEMENT OF ASSETS AND LIABILITIES
21	STATEMENT OF OPERATIONS
22	STATEMENTS OF CHANGES IN NET ASSETS
23	NOTES TO FINANCIAL STATEMENTS
32	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2005, Evergreen Investment Management Company, LLC.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS
March 2005

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen Special Values Fund, which covers the six-month period ended January 31, 2005.

In planning for the investment period, Evergreen’s equity portfolio teams endeavored to prepare for a variety of developments, both geopolitical and fundamental, that could affect market performance. The potential for terrorist activity dominated our geopolitical concerns, while moderating Gross Domestic Product (GDP) growth, higher oil prices, and the Federal Reserve’s intentions for interest rates topped our list of fundamental concerns. Fortunately, the worst of the geopolitical fears failed to materialize as the Olympics and the presidential election passed without incident, yet the fear of such activity likely played a large role regarding market sentiment. Indeed, despite the fundamentals supporting growth in earnings and the economy, light volume and sluggish trading characterized the start of the investment period. Only after oil prices peaked and the presidential election was quickly decided did the equity markets begin to recover.

The fundamentals supporting economic growth, while still solid, had clearly moderated from the beginning of 2004. At times during the investment period, reports on the economy sent mixed signals, a condition we believed was symptomatic of the economy’s transition from recovery to expansion. During recovery, GDP typically surges from the previous recession’s period of weakness. As the recovery matures into expansion, the rates of growth appear less spectacular, and the percentage growth comparisons from prior

LETTER TO SHAREHOLDERS continued

periods become more difficult to maintain. As reports on manufacturing, services, consumption and investment continued to indicate more moderate, but still healthy, levels of output, overall economic growth finished the period in the range of 4%.

Higher oil prices also affected market performance as an inverse relationship between stocks and oil became more pronounced during the investment period. Our energy team suggested that supply and demand characteristics pointed to oil being fairly valued in the mid – $30 per barrel range. Yet after allowing for a terror premium of approximately $5 – $10 per barrel, our thinking went, anything above the low $40’s indicated speculative fervor that would likely prove unsustainable over the long-term. The drop in prices from the mid-$50’s to the low $40’s in early November helped confirm our suspicions, yet prices persisted higher in early 2005.

In addition to these challenges, the Federal Reserve maintained their “measured” removal of policy accommodation during the last six months. The central bank gradually raised the federal funds rate by 25 basis points at the conclusion of each Fed meeting, finishing January with its target for the benchmark set at 2.25% . The Fed’s transparency throughout this process, however, limited the potential for major market swings.

While equity market sentiment was challenged and volume was low in the early stages of the period, our portfolio managers remained focused on the positive fundamentals supporting corporate profit growth. All the massive cost cutting and refinancing of debt enabled a majority of companies to significantly strengthen the operating leverage on their income statements. As a result, better than expected sales, with lower costs, resulted in solid margin expansion. Operating earnings for companies in the S&P 500 Index climbed by

LETTER TO SHAREHOLDERS continued

approximately 20% during the second half of 2004, once again exceeding consensus forecasts.

In this environment, we continue to recommend a diversified equity strategy, including investment style, market capitalization, and region, in an attempt to participate in markets gains while limiting the potential for losses in long-term portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing recent SEC actions involving the Evergreen Funds.

Notice to Shareholders:

Shares in the Evergreen Special Values Fund will only be available for purchase after April 8, 2005 by existing shareholders, including qualified retirement plans and their successor plans. Members of the Fund's portfolio management team may open new accounts after April 8, 2005. Shareholders may be required to demonstrate eligibility to purchase additional shares of the Fund. This restriction may be eliminated at any time in the future, without prior notice to shareholders, and it may be waived by the Trustees of the Fund at any time for any purchaser or class of purchasers. During the period when this limitation on the offering of the Fund's shares is in place, Rule 12b-1 fees for the Class A shares of the Fund will be paid at a rate of 0.25% of the average daily net assets of Class A shares.

FUND AT A GLANCE
as of January 31, 2005

MANAGEMENT TEAM

James M. Tringas, CFA
Value Equity Team
Lead Manager

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 12/31/2004.

The domestic equity style box placement is based on 10 growth and valuation measures for each of the fund’s holdings, as well as the size of the companies in which it invests, or median market capitalization.

PERFORMANCE AND RETURNS
Portfolio inception date: 5/7/1993

	Class A	Class B	Class C	Class I	Class R
Class inception date	5/7/1993	3/26/1999	12/12/2000	7/23/1996	10/10/2003

Nasdaq symbol	ESPAX	ESPBX	ESPCX	ESPIX	ESPRX

6-month return with sales charge	6.10%	7.16%	11.15%	N/A	N/A

6-month return w/o sales charge	12.55%	12.16%	12.15%	12.70%	12.45%

Average annual return*

1-year with sales charge	8.29%	9.11%	13.10%	N/A	N/A

1-year w/o sales charge	14.88%	14.11%	14.10%	15.25%	14.64%

5-year	14.30%	14.59%	15.00%	15.98%	15.61%

10-year	16.39%	16.59%	16.74%	17.20%	17.05%

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.847.5397 for the most recent month-end performance information for Class R. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. The maximum applicable sales charge is 5.75% for Class A, 5.00% for Class B and 1.00% for Class C. Classes I and R are not subject to sales charges. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B, C and I prior to 6/17/2002 is based on the performance of Classes A, B, C and Y of the fund’s predecessor fund, Wachovia Special Values Fund. The historical returns shown for Classes B, C, I and R prior to their inception is based on the performance of Class A, the original class offered. The historical returns for Classes B, C, I and R have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.30% for Class A, 0.50% for Class R and 1.00% for Classes B and C. Classes I and Y do not pay a 12b-1 fee. If these fees had been reflected, returns for Classes B, C and R would have been lower, while returns for Class I would have been higher.

The advisor is waiving a portion of its advisory fee. Had the fee not been waived, returns would have been lower. Returns reflect expense limits previously in effect for Class A, without which returns for Class A would have been lower.

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Special Values Fund Class A shares, versus a similar investment in the Russell 2000 Value Index (Russell 2000 Value) and the Consumer Price Index (CPI).

The Russell 2000 Value is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans.

The fund’s investment objective is nonfundamental and may be changed without the vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Smaller capitalization stock investing may offer the potential for greater long-term results; however, it is also generally associated with greater price volatility due to the higher risk of failure.

Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value.

All data is as of January 31, 2005, and subject to change.

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2004 to January 31, 2005.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	8/1/2004	1/31/2005	Period*

Actual
Class A	$ 1,000.00	$ 1,125.50	$7.34
Class B	$ 1,000.00	$ 1,121.59	$11.02
Class C	$ 1,000.00	$ 1,121.55	$11.07
Class I	$ 1,000.00	$ 1,126.98	$5.68
Class R	$ 1,000.00	$ 1,124.48	$8.46
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,018.30	$6.97
Class B	$ 1,000.00	$ 1,014.82	$10.46
Class C	$ 1,000.00	$ 1,014.77	$10.51
Class I	$ 1,000.00	$ 1,019.86	$5.40
Class R	$ 1,000.00	$ 1,017.24	$8.03

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.37% for Class A, 2.06% for Class B, 2.07% for Class C, 1.06% for Class I and 1.58% for Class R), multiplied by the average account value over the period, multiplied by 184 / 365 days.

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)

	Six Months Ended	Year Ended July 31,			Year Ended November 30,
	January 31, 2005
CLASS A	(unaudited)	2004	2003	2002[1,2]	2001[1]	2000[1]	1999[1]

Net asset value, beginning of period	$25.16	$ 20.62	$18.09	$ 20.29	$ 16.53	$16.03	$ 16.13

Income from investment operations
Net investment income (loss)	0.17	0	(0.02)	0.01	0.16[3]	0.22[3]	0.25
Net realized and unrealized gains or losses on
securities, futures contracts and foreign
currency related transactions	2.94	4.54	3.12	(0.97)	3.97	1.08	0.56

Total from investment operations	3.11	4.54	3.10	(0.96)	4.13	1.30	0.81

Distributions to shareholders from
Net investment income	(0.18)	0	0	(0.10)	(0.24)	(0.28)	(0.16)
Net realized gains	(1.17)	0	(0.57)	(1.14)	(0.13)	(0.52)	(0.75)

Total distributions to shareholders	(1.35)	0	(0.57)	(1.24)	(0.37)	(0.80)	(0.91)

Net asset value, end of period	$26.92	$ 25.16	$20.62	$18.09	$ 20.29	$16.53	$16.03

Total return[4]	12.55%	22.02%	17.63%	(5.23%)	25.43%	8.52%	5.40%

Ratios and supplemental data
Net assets, end of period (thousands)	$907,969	$659,114	$375,118	$81,516	$76,469	$62,486	$65,348
Ratios to average net assets
Expenses[5]	1.37%[6]	1.37%	1.24%	1.19%[6]	1.20%	1.21%	1.23%
Net investment income (loss)	1.34%[6]	(0.01%)	(0.13%)	0.08%[6]	0.84%	1.38%	1.61%
Portfolio turnover rate	20%	38%	45%	32%	45%	42%	44%

1 Effective at the close of business on June 14, 2002, the Fund acquired the net assets of Wachovia Special Values Fund. Wachovia Special Values Fund was the accounting and   performance survivor in this transaction. The financial highlights for the periods prior to June 17, 2002 are those of Class A shares of Wachovia Special Values Fund.

2 For the eight months ended July 31, 2002. The Fund changed its fiscal year end from November 30 to July 31, effective July 31, 2002.

3 Net investment income (loss) per share is based on average shares outstanding during the period.

4 Excluding applicable sales charges

5 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

6 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)

	Six Months Ended	Year Ended July 31,			Year Ended November 30,
	January 31, 2005
CLASS B	(unaudited)	2004	2003	2002[1,2]	2001[1]	2000[1]	1999[1,3]

Net asset value, beginning of period	$24.54	$ 20.26	$17.92	$20.10	$16.40	$15.99	$14.60

Income from investment operations
Net investment income (loss)	0.08	(0.16)	(0.19)[4]	(0.11)[4]	0[4]	0.10[4]	0.17
Net realized and unrealized gains or losses on
securities, futures contracts and foreign
currency related transactions	2.86	4.44	3.10	(0.92)	3.96	1.08	1.22

Total from investment operations	2.94	4.28	2.91	(1.03)	3.96	1.18	1.39

Distributions to shareholders from
Net investment income	0	0	0	(0.01)	(0.13)	(0.25)	0
Net realized gains	(1.17)	0	(0.57)	(1.14)	(0.13)	(0.52)	0

Total distributions to shareholders	(1.17)	0	(0.57)	(1.15)	(0.26)	(0.77)	0

Net asset value, end of period	$26.31	$ 24.54	$20.26	$17.92	$20.10	$16.40	$15.99

Total return[5]	12.16%	21.13%	16.79%	(5.67%)	24.42%	7.74%	9.52%

Ratios and supplemental data
Net assets, end of period (thousands)	$216,332	$202,069	$159,896	$2,967	$1,153	$ 427	$ 350
Ratios to average net assets
Expenses[6]	2.06%[7]	2.06%	2.02%	1.95%[7]	1.95%	1.96%	1.98%[7]
Net investment income (loss)	0.67%[7]	(0.71%)	(0.99%)	(0.68%)[7]	0.02%	0.61%	0.93%[7]
Portfolio turnover rate	20%	38%	45%	32%	45%	42%	44%

1 Effective at the close of business on June 14, 2002, the Fund acquired the net assets of Wachovia Special Values Fund. Wachovia Special Values Fund was the accounting and   performance survivor in this transaction. The financial highlights for the periods prior to June 17, 2002 are those of Class B shares of Wachovia Special Values Fund.

2 For the eight months ended July 31, 2002. The Fund changed its fiscal year end from November 30 to July 31, effective July 31, 2002.

3 For the period from March 26, 1999 (commencement of class operations), to November 30, 1999.

4 Net investment income (loss) per share is based on average shares outstanding during the period.

5 Excluding applicable sales charges

6 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

7 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)

	Six Months Ended	Year Ended July 31,			Year Ended
	January 31, 2005				November 30,
CLASS C	(unaudited)	2004	2003	2002[1,2]	2001[1,3]

Net asset value, beginning of period	$24.61	$ 20.31	$17.96	$20.16	$17.46

Income from investment operations
Net investment (income) loss	0.10	(0.14)	(0.18)[4]	(0.12)[4]	(0.01)
Net realized and unrealized gains or losses on securities,
futures contracts and foreign currency related transactions	2.85	4.44	3.10	(0.92)	3.12

Total from investment operations	2.95	4.30	2.92	(1.04)	3.11

Distributions to shareholders from
Net investment income	(0.03)	0	0	(0.02)	(0.28)
Net realized gains	(1.17)	0	(0.57)	(1.14)	(0.13)

Total distributions to shareholders	(1.20)	0	(0.57)	(1.16)	(0.41)

Net asset value, end of period	$26.36	$ 24.61	$20.31	$17.96	$20.16

Total return[5]	12.15%	21.17%	16.74%	(5.66%)	18.27%

Ratios and supplemental data
Net assets, end of period (thousands)	$135,202	$106,126	$65,833	$1,908	$ 367
Ratios to average net assets
Expenses[6]	2.07%[7]	2.07%	2.01%	1.95%[7]	1.95%[7]
Net investment income (loss)	0.65%[7]	(0.71%)	(0.95%)	(0.70%)[7]	(0.05%)[7]
Portfolio turnover rate	20%	38%	45%	32%	45%

1 Effective at the close of business on June 14, 2002, the Fund acquired the net assets of Wachovia Special Values Fund. Wachovia Special Values Fund was the accounting and performance survivor in this transaction. The financial highlights for the periods prior to June 17, 2002 are those of Class C shares of Wachovia Special Values Fund.

2 For the eight months ended July 31, 2002. The Fund changed its fiscal year end from November 30 to July 31, effective July 31, 2002.

3 For the period from December 12, 2000 (commencement of class operations), to November 30, 2001.

4 Net investment income (loss) per share is based on average shares outstanding during the period.

5 Excluding applicable sales charges

6 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

7 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)

	Six Months Ended	Year Ended July 31,			Year Ended November 30,
	January 31, 2005
CLASS I	(unaudited)	2004	2003	2002[1,2]	2001[1]	2000[1]	1999[1]

Net asset value, beginning of period	$25.28	$ 20.66	$18.13	$ 20.34	$ 16.57	$ 16.07	$ 16.18

Income from investment operations
Net investment income	0.21	0.07	0.04	0.05	0.20[3]	0.26[3]	0.30
Net realized and unrealized gains or losses on
securities, futures contracts and foreign
currency related transactions	2.96	4.55	3.11	(0.97)	3.98	1.08	0.54

Total from investment operations	3.17	4.62	3.15	(0.92)	4.18	1.34	0.84

Distributions to shareholders from
Net investment income	(0.25)	0[4]	(0.05)	(0.15)	(0.28)	(0.32)	(0.20)
Net realized gains	(1.17)	0	(0.57)	(1.14)	(0.13)	(0.52)	(0.75)

Total distributions to shareholders	(1.42)	0[4]	(0.62)	(1.29)	(0.41)	(0.84)	(0.95)

Net asset value, end of period	$27.03	$ 25.28	$20.66	$ 18.13	$ 20.34	$16.57	$ 16.07

Total return	12.70%	22.39%	17.89%	(5.04%)	25.74%	8.79%	5.61%

Ratios and supplemental data
Net assets, end of period (thousands)	$1,123,054	$1,002,368	$689,126	$215,922	$198,817	$128,300	$109,969
Ratios to average net assets
Expenses[5]	1.06%[6]	1.06%	0.97%	0.94%[6]	0.95%	0.96%	0.98%
Net investment income	1.67%[6]	0.30%	0.15%	0.34%[6]	1.08%	1.61%	1.85%
Portfolio turnover rate	20%	38%	45%	32%	45%	42%	44%

1 Effective at the close of business on June 14, 2002, the Fund acquired the net assets of Wachovia Special Values Fund. Wachovia Special Values Fund was the accounting and   performance survivor in this transaction. The financial highlights for the periods prior to June 17, 2002 are those of Class Y shares of Wachovia Special Values Fund.

2 For the eight months ended July 31, 2002. The Fund changed its fiscal year end from November 30 to July 31, effective July 31, 2002.

3 Net investment income (loss) per share is based on average shares outstanding during the period.

4 Amount represents less than $ 0.005 per share.

5 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

6 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)

	Six Months Ended	Year Ended
	January 31, 2005	July 31,
CLASS R	(unaudited)	2004[1]

Net asset value, beginning of period	$25.12	$22.01

Income from investment operations
Net investment income (loss)	0.12	(0.01)
Net realized and unrealized gains or losses on securities and foreign currency related transactions	2.96	3.12

Total from investment operations	3.08	3.11

Distributions to shareholders from
Net investment income	(0.21)	0
Net realized gains	(1.17)	0

Total distributions to shareholders	(1.38)	0

Net asset value, end of period	$26.82	$25.12

Total return	12.45%	14.13%

Ratios and supplemental data
Net assets, end of period (thousands)	$2,838	$27
Ratios to average net assets
Expenses[2]	1.58%[3]	1.61%[3]
Net investment income (loss)	0.67%[3]	(0.23%)[3]
Portfolio turnover rate	20%	38%

1 For the period from October 10, 2003 (commencement of class operations), to July 31, 2004.

2 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

3 Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS
January 31, 2005 (unaudited)

	Shares	Value

COMMON STOCKS 92.8%
CONSUMER DISCRETIONARY 19.9%
Auto Components 0.4%
Superior Industries International, Inc. (p)	362,759	$9,130,644

Automobiles 0.1%
National R.V. Holdings, Inc. *	261,059	2,785,500

Hotels, Restaurants & Leisure 5.9%
Jack In The Box, Inc. *	777,906	26,899,989
La Quinta Corp. * (p)	3,306,450	28,733,050
Lone Star Steakhouse & Saloon, Inc	572,905	15,754,888
O’Charley’s, Inc. *	366,703	6,760,170
Papa John’s International, Inc. * (p)	363,850	11,705,055
Ryan’s Restaurant Group, Inc. *	866,999	11,912,566
Triarc Companies, Inc., Class B (p)	2,696,794	39,777,712

		141,543,430

Household Durables 3.2%
Cavco Industries, Inc. *	198,284	9,446,250
Dixie Group, Inc. *	249,500	4,478,525
La-Z-Boy, Inc. (p)	1,320,300	18,404,982
Skyline Corp. (p)	159,999	6,483,159
Snap-On, Inc.	532,900	17,644,319
Tupperware Corp. (p)	925,655	18,614,922

		75,072,157

Leisure Equipment & Products 0.1%
Boyds Collection, Ltd. * (p)	390,465	1,928,897

Media 4.3%
Liberty Corp. (p)	548,924	21,759,347
ProQuest Co. * (p)	643,465	20,282,017
Pulitzer, Inc. (p)	481,034	30,526,418
Scholastic Corp. * (p)	186,533	6,388,755
Valassis Communications, Inc. * (p)	396,942	13,476,181
World Wrestling Entertainment, Inc. (p)	835,571	10,528,195

		102,960,913

Specialty Retail 3.2%
Borders Group, Inc.	249,771	6,556,489
Burlington Coat Factory Warehouse Corp.	437,033	11,279,821
Deb Shops, Inc. (p)	192,120	5,264,088

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued
January 31, 2005 (unaudited)

	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Specialty Retail continued
Group 1 Automotive, Inc. *	215,655	$6,312,222
Movie Gallery, Inc. (p)	115,700	2,423,915
Payless ShoeSource, Inc. * (p)	1,148,892	13,568,414
Pier 1 Imports, Inc. (p)	520,418	9,216,603
Zale Corp. *	773,471	20,543,390

		75,164,942

Textiles, Apparel & Luxury Goods 2.7%
Cutter & Buck, Inc.	276,650	4,039,367
Kellwood Co.	923,109	26,714,775
Russell Corp. (p)	614,147	11,054,646
Stride Rite Corp. (p)	1,499,956	18,359,461
Velcro Industries, N.V.	380,321	5,096,301

		65,264,550

CONSUMER STAPLES 5.5%
Food & Staples Retailing 1.5%
Casey’s General Stores, Inc.	1,548,929	27,292,129
The Topps Company, Inc. (p)	934,237	9,286,316

		36,578,445

Food Products 2.8%
Corn Products International, Inc.	718,041	21,081,684
Del Monte Foods Co. (p)	331,536	10,585,945
Delta & Pine Land Co. (p)	960,851	28,287,453
Tootsie Roll Industries, Inc.	195,435	6,287,144

		66,242,226

Household Products 0.4%
Rayovac Corp. * (p)	256,892	9,651,432

Tobacco 0.8%
Universal Corp. (p)	408,550	19,308,073

ENERGY 6.6%
Energy Equipment & Services 1.9%
Atwood Oceanics, Inc. *	397,060	24,220,660
Global Industries, Ltd. * (p)	900,728	7,268,875
Tidewater, Inc. (p)	359,490	13,933,832

		45,423,367

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued
January 31, 2005 (unaudited)

	Shares	Value

COMMON STOCKS continued
ENERGY continued
Oil & Gas 4.7%
Cabot Oil & Gas Corp., Class A (p)	498,501	$23,469,427
Forest Oil Corp. * (p)	606,821	20,443,799
GMX Resources, Inc. *	290,000	2,421,500
Stone Energy Corp. * (p)	648,621	27,760,979
Whiting Petroleum Corp. * (p)	1,056,356	36,887,952

		110,983,657

FINANCIALS 17.0%
Capital Markets 3.9%
Apollo Investment Corp. *	1,057,493	17,966,806
Investment Technology Group, Inc. *	2,210,937	44,019,755
Knight Trading Group, Inc. (p)	1,404,603	13,919,616
Piper Jaffray Cos., Inc. * (p)	346,900	13,730,302
Westwood Holdings Group, Inc. *	133,899	2,544,081

		92,180,560

Commercial Banks 1.4%
First Citizens BancShares, Inc.	153,295	21,767,890
Mid-State Bancshares, Inc. (p)	324,713	9,160,154
Washington Trust Bancorp, Inc. (p)	132,789	3,963,751

		34,891,795

Consumer Finance 1.5%
MoneyGram International, Inc.	1,830,282	35,507,471

Insurance 6.7%
Assured Guaranty, Ltd. (p)	1,520,600	26,762,560
CNA Surety Corp. * (p)	675,554	8,849,757
Endurance Specialty Holdings, Ltd.	793,450	27,294,680
Harleysville Group, Inc.	437,045	9,440,172
Horace Mann Educators Corp. (p)	369,369	6,803,777
IPC Holdings, Ltd.	551,840	23,293,166
LandAmerica Financial Group, Inc. (p)	306,129	15,747,276
Merchants Group, Inc.	80,884	1,957,393
Navigators Group, Inc. * (p)	247,667	7,397,813
Stewart Information Services Corp.	556,257	22,422,720
U.S.I. Holdings Corp. * (p)	996,823	11,264,100

		161,233,414

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued
January 31, 2005 (unaudited)

	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Real Estate 1.7%
Forest City Enterprises, Inc.	334,125	$19,365,885
Post Properties, Inc. REIT	671,485	21,272,645

		40,638,530

Thrifts & Mortgage Finance 1.8%
NetBank, Inc. (p)	1,567,902	14,973,464
NewAlliance Bancshares, Inc. (p)	1,839,711	27,356,503

		42,329,967

HEALTH CARE 4.7%
Health Care Equipment & Supplies 3.9%
Analogic Corp. (p)	469,553	19,256,369
Edwards Lifesciences Corp. * (p)	467,814	19,040,030
Millipore Corp. * (p)	350,728	15,267,190
Viasys Healthcare, Inc. *	1,026,731	18,778,910
West Pharmaceutical Services, Inc. (p)	765,233	19,972,581

		92,315,080

Health Care Providers & Services 0.8%
Per-Se Technologies, Inc. * (p)	1,316,744	19,224,462

INDUSTRIALS 16.5%
Aerospace & Defense 0.7%
GenCorp, Inc. (p)	682,879	12,687,892
Ladish Co., Inc. *	444,500	4,822,825

		17,510,717

Airlines 0.2%
Delta Air Lines, Inc. * (p)	661,442	3,565,172

Building Products 0.3%
Apogee Enterprises, Inc. (p)	509,398	6,810,651

Commercial Services & Supplies 4.2%
Adesa, Inc.	727,867	15,045,011
Deluxe Corp. (p)	481,328	18,420,423
Heidrick & Struggles International, Inc. * (p)	369,464	12,210,785

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued
January 31, 2005 (unaudited)

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Commercial Services & Supplies continued
John H. Harland Co. (p)	993,441	$36,161,252
Spherion Corp. * (p)	861,800	6,722,040
Viad Corp.	402,950	11,189,922

		99,749,433

Electrical Equipment 2.3%
A.O. Smith Corp. (p)	344,961	9,351,893
Belden, Inc. (p)	1,099,512	22,331,089
Genlyte Group, Inc. * (p)	298,726	23,901,067

		55,584,049

Machinery 6.1%
AGCO Corp. * (p)	360,116	7,393,181
Ampco-Pittsburgh Corp. (p)	299,005	4,078,428
Briggs & Stratton Corp. (p)	661,834	25,672,541
Crane Co. (p)	439,113	12,514,720
EnPro Industries, Inc. * (p)	407,544	10,861,048
Joy Global, Inc.	1,154,337	32,240,632
Kadant, Inc. * (p)	878,326	16,951,692
Mueller Industries, Inc.	989,255	31,359,384
Supreme Industries, Inc., Class A	415,625	2,639,219
Wolverine Tube, Inc. * (p)	179,624	2,103,397

		145,814,242

Road & Rail 2.7%
Arkansas Best Corp. (p)	646,652	25,976,011
Dollar Thrifty Automotive Group, Inc. * (p)	334,514	10,440,182
RailAmerica, Inc. * (p)	512,375	6,645,504
USF Corp. (p)	628,834	20,726,368

		63,788,065

INFORMATION TECHNOLOGY 7.5%
Communications Equipment 0.9%
3Com Corp. *	934,062	3,428,008
CommScope, Inc. * (p)	996,935	14,983,933
Enterasys Networks, Inc. *	1,886,359	2,659,766

		21,071,707

Computers & Peripherals 3.7%
Advanced Digital Information Corp. * (p)	420,993	4,403,587
Brocade Communications Systems, Inc. * (p)	1,140,177	7,069,097
Electronics for Imaging, Inc. * (p)	208,801	3,549,617
Imation Corp. (p)	821,766	28,342,709

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued
January 31, 2005 (unaudited)

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Communications Equipment continued
Intergraph Corp. *	714,977	$21,241,967
Quantum Corp. * (p)	3,572,148	10,609,280
Silicon Graphics, Inc. * (p)	3,040,665	4,013,678
Western Digital Corp. *	936,155	10,082,389

		89,312,324

Electronic Equipment & Instruments 1.2%
AVX Corp. (p)	391,300	4,539,080
Kemet Corp. * (p)	560,715	4,738,042
Technitrol, Inc. *	1,031,700	18,302,358

		27,579,480

Semiconductors & Semiconductor Equipment 1.2%
Cabot Microelectronics Corp.	138,247	4,206,856
Credence Systems Corp. * (p)	659,296	5,274,368
Lattice Semiconductor Corp. * (p)	1,573,559	7,065,280
Standard Microsystems Corp. *	790,392	12,527,713

		29,074,217

Software 0.5%
Ascential Software Corp. *	189,700	2,714,607
Transaction Systems Architects, Inc., Class A * (p)	484,787	10,296,876

		13,011,483

MATERIALS 10.4%
Chemicals 3.6%
A. Schulman, Inc. (p)	807,610	14,286,621
American Pacific Corp. (p)	344,432	2,504,365
Arch Chemicals, Inc. (p)	781,654	21,526,751
FMC Corp. * (p)	351,350	16,580,207
H.B. Fuller Co.	785,232	20,942,137
Octel Corp. (p)	417,051	8,537,034

		84,377,115

Construction Materials 1.1%
Eagle Materials, Inc. (p)	332,274	26,502,174

Containers & Packaging 2.8%
Owens-Illinois, Inc.	696,418	15,822,617
Packaging Corp. of America (p)	895,660	19,982,175
Rock-Tenn Co., Class A (p)	1,316,230	18,256,110
Silgan Holdings, Inc. * (p)	210,702	12,589,444

		66,650,346

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued
January 31, 2005 (unaudited)

	Shares	Value

COMMON STOCKS continued
MATERIALS continued
Metals & Mining 1.8%
Bayou Steel Corp. *	94,355	$3,396,780
Quanex Corp. (p)	672,129	35,434,641
Roanoke Electric Steel Corp. (p)	220,854	4,383,952

		43,215,373

Paper & Forest Products 1.1%
Deltic Timber Corp.	204,446	8,298,463
Neenah Paper, Inc. (p)	570,800	18,202,812

		26,501,275

TELECOMMUNICATION SERVICES 2.0%
Diversified Telecommunication Services 1.7%
Commonwealth Telephone Enterprises, Inc. *	833,993	39,898,225

Wireless Telecommunication Services 0.3%
Leap Wireless International, Inc. * (p)	260,969	7,111,405

UTILITIES 2.7%
Electric Utilities 2.0%
Allete, Inc. (p)	727,182	30,083,519
El Paso Electric Co. * (p)	880,150	17,110,116

		47,193,635

Gas Utilities 0.7%
Atmos Energy Corp.	658,701	18,246,018

Total Common Stocks (cost $1,754,352,828)		2,212,926,618

PREFERRED STOCKS 0.1%
TELECOMMUNICATION SERVICES 0.1%
Diversified Telecommunication Services 0.1%
Cincinnati Bell, Inc. (p) (cost $3,297,284)	83,000	3,398,850

	Principal
	Amount	Value

CONVERTIBLE DEBENTURES 0.0%
CONSUMER DISCRETIONARY 0.0%
Specialty Retail 0.0%
Gadzooks, Inc., 5.00%, 10/07/2008 • (h) + (cost $3,915,000)	$3,915,000	39,150

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued
January 31, 2005 (unaudited)

	Shares	Value

SHORT-TERM INVESTMENTS 23.0%
MUTUAL FUND SHARES 23.0%
Evergreen Institutional Money Market Fund ø	137,247,142	$137,247,142
Navigator Prime Portfolio (p)(p)	411,242,934	411,242,934

Total Short-Term Investments (cost $548,490,076)		548,490,076

Total Investments (cost $2,310,055,188) 115.9%		2,764,854,694
Other Assets and Liabilities (15.9%)		(379,458,988)

Net Assets 100.0%		$2,385,395,706

(p)     All or a portion of these securities are on loan.

*        Non-income producing security

•        Security which has defaulted on payment of interest and/or principal.

(h)      Security is valued at fair value as determined in good faith under procedures established by the Board of Trustees.

+        Security is deemed illiquid and is valued using market quotations when readily available.

ø        Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

(p)(p)   Represents investment of cash collateral received from securities on loan.

Summary of Abbreviations

REIT   Real Estate Investment Trust

The following table shows the percent of total long-term investments by sector as of January 31, 2005:

Consumer Discretionary	21.3%
Financials	18.4%
Industrials	17.7%
Materials	11.2%
Information Technology	8.1%
Energy	7.1%
Consumer Staples	5.9%
Health Care	5.0%
Utilities	3.0%
Telecommunication Services	2.3%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2005 (unaudited)

Assets
Investments in securities, at value (cost $2,310,055,188)
including $402,375,187 of securities loaned	$2,764,854,694
Cash	8,303,673
Receivable for securities sold	24,394,990
Receivable for Fund shares sold	5,846,315
Dividends receivable	1,245,667
Receivable for securities lending income	69,366
Prepaid expenses and other assets	342,386

Total assets	2,805,057,091

Liabilities
Payable for securities purchased	4,410,809
Payable for Fund shares redeemed	3,789,417
Payable for securities on loan	411,242,934
Advisory fee payable	47,944
Distribution Plan expenses payable	16,890
Due to other related parties	4,630
Accrued expenses and other liabilities	148,761

Total liabilities	419,661,385

Net assets	$2,385,395,706

Net assets represented by
Paid-in capital	$1,864,343,094
Overdistributed net investment income	(923,155)
Accumulated net realized gains on securities and foreign currency related transactions	67,176,261
Net unrealized gains on securities	454,799,506

Total net assets	$2,385,395,706

Net assets consists of
Class A	$907,969,287
Class B	216,332,118
Class C	135,201,942
Class I	1,123,054,061
Class R	2,838,298

Total net assets	$2,385,395,706

Shares outstanding
Class A	33,725,464
Class B	8,222,178
Class C	5,129,833
Class I	41,544,640
Class R	105,827

Net asset value per share
Class A	$26.92
Class A — Offering price (based on sales charge of 5.75%)	$28.56
Class B	$26.31
Class C	$26.36
Class I	$27.03
Class R	$26.82

See Notes to Financial Statements

STATEMENT OF OPERATIONS
Six Months Ended January 31, 2005 (unaudited)

Investment income
Dividends	$29,406,482

Expenses
Advisory fee	8,481,253
Distribution Plan expenses
Class A	1,160,985
Class B	1,047,374
Class C	599,535
Class R	3,022
Administrative services fee	1,078,960
Transfer agent fees	2,038,593
Trustees’ fees and expenses	17,303
Printing and postage expenses	72,526
Custodian and accounting fees	260,166
Registration and filing fees	98,949
Professional fees	21,040
Other	36,179

Total expenses	14,915,885
Less: Expense reductions	(9,079)
Fee waivers	(591,873)

Net expenses	14,314,933

Net investment income	15,091,549

Net realized and unrealized gains or losses on securities
Net realized gains on securities	98,085,915
Net change in unrealized gains or losses on securities	143,526,649

Net realized and unrealized gains or losses on securities	241,612,564

Net increase in net assets resulting from operations	$256,704,113

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	January 31, 2005		Year Ended
	(unaudited)		July 31, 2004 (a)

Operations
Net investment income		$15,091,549		$659,640
Net realized gains on securities		98,085,915		150,096,298
Net change in unrealized gains or
losses on securities		143,526,649		152,565,927

Net increase in net assets resulting
from operations		256,704,113		303,321,865

Distributions to shareholders from
Net investment income
Class A		(5,829,963)		0
Class C		(136,833)		0
Class I		(10,021,502)		(193,009)
Class R		(14,586)		0
Net realized gains
Class A		(34,656,681)		0
Class B		(9,409,420)		0
Class C		(5,469,093)		0
Class I		(46,287,396)		0
Class R		(49,881)		0

Total distributions to shareholders		(111,875,355)		(193,009)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	8,822,365	230,609,146	12,811,549	311,895,759
Class B	804,413	20,446,567	1,731,078	40,443,959
Class C	1,076,646	27,462,558	1,837,089	43,399,351
Class I	5,190,502	136,167,553	16,636,148	393,837,618
Class R	104,430	2,721,916	1,068	26,759

		417,407,740		789,603,446

Net asset value of shares issued in
reinvestment of distributions
Class A	1,482,839	38,915,457	0	0
Class B	338,750	8,597,487	0	0
Class C	171,427	4,367,290	0	0
Class I	1,479,107	39,055,384	4,731	112,242
Class R	2,232	58,552	0	0

		90,994,170		112,242

Automatic conversion of Class B
shares to Class A shares
Class A	482,898	12,659,239	188,022	4,569,370
Class B	(495,466)	(12,659,239)	(192,281)	(4,569,370)

		0		0

Payment for shares redeemed
Class A	(3,257,606)	(84,926,059)	(4,992,457)	(117,323,710)
Class B	(659,500)	(16,726,740)	(1,198,348)	(28,083,998)
Class C	(431,364)	(10,969,027)	(765,341)	(18,100,875)
Class I	(4,780,408)	(124,866,293)	(10,339,327)	(249,606,017)
Class R	(1,903)	(50,719)	0	0

		(237,538,838)		(413,114,600)

Net increase in net assets resulting
from capital share transactions		270,863,072		376,601,088

Total increase in net assets		415,691,830		679,729,944
Net assets
Beginning of period		1,969,703,876		1,289,973,932

End of period		$2,385,395,706		$1,969,703,876

Overdistributed net investment income		$(923,155)		$(11,820)

(a) For Class R shares, for the period from October 10, 2003 (commencement of class operations), to July 31, 2004.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Special Values Fund (the “Fund”) is a diversified series of Evergreen Equity Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C, Class R and Institutional (“Class I”) shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are no longer sold with a front-end sales charge but are still subject to a contingent deferred sales charge that is payable upon redemption within one year. Class R shares are only available to participants in certain retirement plans and are sold without a front-end sales charge or contingent deferred sales charge. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market prices due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on securities.

c. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date.

e. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

f. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.80% and declining to 0.75% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended January 31, 2005, EIMC waived its fee in the amount of $591,873 which represents 0.05% of the Fund’s average daily net assets (on an annualized basis).

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended January 31, 2005, the transfer agent fees were equivalent to an annual rate of 0.19% of the Fund’s average daily net assets.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the six months ended January 31, 2005, the Fund paid brokerage commissions of $68,578 to Wachovia Securities, LLC.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares, 0.50% of the average daily net assets for Class R shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended January 31, 2005, EIS received $132,432 from the sale of Class A shares and $180,082 and $13,658 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $513,231,173 and $420,517,384, respectively, for the six months ended January 31, 2005.

During the six months ended January 31, 2005, the Fund loaned securities to certain brokers. At January 31, 2005, the value of securities on loan and the value of collateral amounted to $402,375,187 and $411,242,934, respectively. During the six months ended January 31, 2005, the Fund earned $383,462 in income from securities lending which is included in dividend income on the Statement of Operations.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

On January 31, 2005, the aggregate cost of securities for federal income tax purposes was $2,312,830,811. The gross unrealized appreciation and depreciation on securities based on tax cost was $494,799,192 and $42,775,309, respectively, with a net unrealized appreciation of $452,023,883

For income tax purposes, currency losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of July 31, 2004, the Fund incurred and elected to defer post-October currency losses of $54.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended January 31, 2005, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended January 31, 2005, the Fund had no borrowings under this agreement.

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund’s prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

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TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp.
Term of office since: 1991	(fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc.
(investment advice); Former Director, Executive Vice President and Treasurer, State Street
Research & Management Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner,
Trustee	Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge,
DOB: 1/10/1952	26th Judicial District, Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private equity firm); Trustee,
Trustee	The Phoenix Group of Mutual Funds; Director, Obagi Medical Products Co.; Director,
DOB: 2/14/1939	Diversapack Co.; Former Director, Lincoln Educational Services; Former Chairman of the Board
Term of office since: 1983	and Chief Executive Officer, Carson Products Company (manufacturing); Former Director,
Other directorships: Trustee, The	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI Steel Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Manager, Nucor Steel Company; Former Director,
DOB: 7/14/1939	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior
Trustee	Packaging Corp.; Director, National Kidney Foundation of North Carolina, Inc.; Former Director,
DOB: 8/26/1955	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of
Term of office since: 1982	Executive Search Consultants); Director, J&M Cumming Paper Co. (paper merchandising);
Other directorships: None	Former Trustee, NDI Technologies, LLP (communications); Former Vice Chairman, DHR
International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director,
Trustee	Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health
DOB: 6/2/1947	Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Term of office since: 1984	Cash Resource Trust
Other directorships: None

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director,
Trustee	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee,
Trustee	Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA;
DOB: 8/11/1939	Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association;
Term of office since: 1993	Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.;
Other directorships: None	Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees
DOB: 12/12/1937	of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Carol Kosel[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.
Treasurer
DOB: 12/25/1963
Term of office since: 1999

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each Trustee oversees 93 Evergreen funds.    Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, North Carolina 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $248 billion in assets under management as of December 31, 2004 and a history of innovation spanning more than 70 years, we offer the strength that comes with experience.
- **Excellence**—We have been consistently recognized for risk-adjusted historical performance through disciplined, rigorous management focused on achieving sustainable success.
- **Experience**—Our investment managers are seasoned professionals who share their diverse points of view and have the perspective that comes with weathering good markets and bad.
- **Commitment**—We are dedicated to helping investment professionals and their clients achieve important goals through the investments, service and education we offer.

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the sixth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2004, Evergreen was ranked fourth overall out of 38 participating companies.

562796 rv2 3/2005

Evergreen Investments
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

562796 rv2 3/2005

Item 2 - Code of Ethics

(a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer.

(b) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in 2.(a) above.

(c) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in 2.(a) above.

Item 3 - Audit Committee Financial Expert

Charles A. Austin III and K. Dun Gifford have been determined by the Registrant's Board of Trustees to be audit committee financial experts within the meaning of Section 407 of the Sarbanes-Oxley Act. These financial experts are independent of management.

Items 4 – Principal Accountant Fees and Services

Applicable for annual reports only.

Items 5 – Audit Committee of Listed Registrants

If applicable, not applicable at this time. Applicable for annual reports covering periods ending on or after the compliance date for the listing standards applicable to the particular issuer. Listed issuers must be in compliance with the new listing rules by the earlier of the registrant’s first annual shareholders meeting after January 15, 2004 or October 31, 2004.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

If applicable, not applicable at this time. Applicable for annual reports filed on or after July 1, 2003.

Item 8 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable at this time. Applicable for closed-end funds only.

Item 9 – Submission of Matters to a Vote of Security Holders

If applicable, not applicable at this time.

Item 10 - Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There were no significant changes in the Registrant's internal controls or other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 11 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Equity Trust

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: March 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: March 28, 2005

By: ________________________
Carol A. Kosel
Principal Financial Officer

Date: March 28, 2005